UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Municipal Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

9/30/10

LMB-SEM

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial

markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. However, as we head toward the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	23.2%
Universities – Colleges	13.8%
State & Local Agencies	6.4%
Utilities – Municipal Owned	6.1%
General Obligations – Schools	5.4%

Composition including fixed income credit quality (a)(i)
AAA	11.3%
AA	25.8%
A	25.2%
BBB	28.5%
BB	2.9%
B	1.1%
CCC	0.4%
C (o)	0.0%
D (o)	0.0%
Other Fixed Income (NR)	1.7%
Cash & Other	3.1%

Portfolio facts (i)
Average Duration (d)	9.6
Average Maturity (m)	19.5 yrs.

(a)	The rating categories (e.g., AAA) include debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; all rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. All categories reflect the equivalent exposure of derivatives, if applicable.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 9/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2010 through September 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.77%	$1,000.00	$1,054.25	$3.97
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
B	Actual	1.52%	$1,000.00	$1,049.07	$7.81
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69
C	Actual	1.52%	$1,000.00	$1,050.25	$7.81
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69
A1	Actual	0.53%	$1,000.00	$1,054.32	$2.73
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
B1	Actual	1.29%	$1,000.00	$1,050.33	$6.63
	Hypothetical (h)	1.29%	$1,000.00	$1,018.60	$6.53

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.0%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.8%
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	$2,195,000	$2,244,322
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	795,000	823,103
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	1,535,000	1,595,943
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,460,000	1,776,543
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	6,048,073
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,496,925
Oklahoma City, OK, Airport Trust, “B”, AGM, 5.75%, 2017	1,080,000	1,082,419

		$15,067,328
General Obligations - General Purpose - 4.0%
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	$5,000	$5,993
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,690,534
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	3,356,840
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,019,320
Detroit, MI, 5.25%, 2035	5,000,000	5,125,650
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,371,372
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,090,060
State of California, 6.5%, 2033	4,000,000	4,704,320
State of California, 6%, 2039	3,000,000	3,348,630
State of California, 5.5%, 2040	1,875,000	1,996,688
State of Washington, 6%, 2012	4,360,000	4,748,738
State of Washington, “A”, NATL, 5%, 2033	5,000,000	5,423,150
Tarrant County, TX, 5%, 2029	3,905,000	4,365,712
Tarrant County, TX, 5%, 2030	3,100,000	3,438,706
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	27,087,331

		$74,773,044
General Obligations - Improvement - 1.5%
Guam Government, “A”, 6.75%, 2029	$1,610,000	$1,831,745
Guam Government, “A”, 7%, 2039	1,670,000	1,885,831
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,608,623
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	10,200,000	10,916,550

		$27,242,749

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - 5.4%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,010,000	$729,087
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,035,000	692,673
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,070,000	1,295,318
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	22,405,274
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,433,321
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,186,754
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	2,825,000	774,304
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	683,662
Ferris, TX, Independent School District, PSF, 5.5%, 2034	3,000,000	3,097,740
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,030,000	1,159,646
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	332,350
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,366,720
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,040,200
Grand Blanc, MI, Community Schools (School Building & Site), AGM, 5%, 2028	1,000,000	1,058,900
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,320,883
Kane, Cook & DuPage Counties, IL, AGM, 6.375%, 2011 (c)	1,245,000	1,263,127
Kane, Cook & DuPage Counties, IL, AGM, 6.5%, 2011 (c)	1,345,000	1,364,987
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	756,070
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,364,395
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,760,000	1,076,074
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,046,025
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	874,300
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2018	7,385,000	4,535,645
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	5,025,000	1,954,675
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	869,723
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2044	10,000,000	3,979,200

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	$1,325,000	$422,503
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,445,737
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	788,830
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,394,562
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,409,178
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	85,000	87,135
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,355,080
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,355,080
San Mateo County, CA, Community College District (2005 Election), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,317,848
San Rafael, CA, Elementary School District, (Election of 1999), NATL, 5%, 2028	2,500,000	2,584,775
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,800,100
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,029,371
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,108,680
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	895,798
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,151,437
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	460,067
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,211,527

		$100,478,761
Healthcare Revenue - Hospitals - 22.9%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$669,409
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	202,636
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,039,436
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	360,451
Baxter County, AR, Hospital Rev., 5.375%, 2014	20,000	20,059

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	$8,525,000	$7,721,007
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,399,055
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,766,379
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	365,000	375,100
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,405,000	1,387,002
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,448,279
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,735,964
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	185,800
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	88,058
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	289,606
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,885,608
Connecticut State Health & Educational Facilities Authority Rev. (Ascension Health), “A”, 5%, 2040 (u)	10,000,000	10,498,800
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,445,000	3,630,375
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	911,709
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	6,330,000	6,521,419
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	531,645
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,135,000	3,214,284
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 2029	3,500,000	3,627,645
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,895,000	1,950,239
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,156,700
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	560,000	574,801

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	$1,775,000	$1,816,943
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,530,000	1,565,741
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), AGM, 5%, 2041	500,000	509,295
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,644,483
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,468,416
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,515,791
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “A”, 6.375%, 2011 (c)	2,000,000	2,098,500
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,070,550
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,373,490
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,334,142
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	4,948,400
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	2,000,000	2,098,840
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.115%, 2027 (p)	4,950,000	6,067,908
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	2,255,387
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,710,971
Idaho Health Facilities Authority Rev. (St. Luke’s Regional Medical Center), 5%, 2035	915,000	941,956
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	750,000	773,820
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,089,157
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,154,301
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,402,656

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	$2,445,000	$2,795,564
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,313,661
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,293,921
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,669,695
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,754,240
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,500,000	2,426,375
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,812,132
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,026,910
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,906,400
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,358,710
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,479,891
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	195,636
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	401,846
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,550,557
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,366
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,679,415
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	402,288
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	253,685
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,588,281
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	3,665,000	3,670,094
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	3,980,000	4,332,429

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	$3,180,000	$3,217,111
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,690,635
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	55,664
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,568,508
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	855,863
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	684,397
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,781,220
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,081,060
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	818,781
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	481,817
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,945,000	1,939,573
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,990,365
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,670,216
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	3,817,034
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	5,119,350
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,240,000	2,406,947
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,545,000	5,573,224
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	283,519
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	294,289
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,151,460

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	$1,000,000	$1,037,430
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	515,055
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	948,549
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,460,810
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,780,622
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,780,000	2,745,556
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,462,117
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,967,297
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	636,064
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,763,794
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	2,515,000	2,535,120
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,000,000	997,870
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,950,027
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	1,038,447
Mecosta County, MI, General Hospital Rev., 6%, 2018	270,000	270,813
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	767,633
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,240,000	1,289,650
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,431,825
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,662,645
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	871,290
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	571,370
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,815,781

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	$125,000	$125,640
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,385,000	4,605,434
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	825,000	854,312
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	480,142
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	140,000	146,450
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,044,330
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	516,035
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	520,907
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	498,030
New Jersey Health Care Facilities, Financing Authority Rev. (Robert Wood Johnson University Hospital), 5%, 2031	790,000	814,711
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), Capital Appreciation, “B”, 0%, 2036	4,695,000	750,871
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), Capital Appreciation, “B”, 0%, 2038	18,145,000	2,503,103
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	3,159,870
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,873,837
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,681,884
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,564,493
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	595,000	626,529
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,350,000	2,846,562
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,000,000	3,147,420
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,735,850
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	756,036

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	$810,000	$824,418
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	575,000	529,834
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,447,060
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	264,501
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,477,619
Orange County, FL, Health Facilities Authority Rev. (Adventist Health System), 5.625%, 2012 (c)	1,490,000	1,655,509
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	3,265,000	3,602,340
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,666,732
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,710,000	2,581,275
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,831,045
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,874,247
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,659,690
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	676,052
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,199,985
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Bedford Memorial Hospital), “B”, ASSD GTY, 5%, 2038	1,000,000	1,029,460
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,821,760
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,140,059
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,391,746
Scottsdale, AZ, Industrial Development Authority, Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	1,520,000	1,559,353
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,390,076
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	330,162

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	$500,000	$550,270
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	825,184
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,030,470
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	4,987,892
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	474,492
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,649,245
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,000,000	1,069,430
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	511,465
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	350,000	357,245
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,077,111
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,520,000	1,596,486
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	574,373
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	7,465,000	7,770,990
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	4,385,000	4,229,245
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,019,740
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,147,477
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	920,621
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	2,000,000	110,000
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,028,410
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,360,000	1,362,598
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	720,168

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	$400,000	$410,088
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,681,986
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,385,269
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	510,075
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,580,608
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	830,288
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,579,514
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	4,026,749
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,903,669
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,133,766
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	400,000	385,364
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,260,950
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	1,006,260
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	1,210,000	1,275,316
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	2,110,000	2,113,882
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,236,039
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,569,294
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	858,233
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	657,475
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,880,268
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	3,945,000	4,367,786

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	$1,730,000	$1,823,507
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	998,874
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,587,390
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	4,062,011
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,244,020
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,088,110
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,304,566
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	255,000	258,756

		$426,305,501
Healthcare Revenue - Long Term Care - 2.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$720,000	$744,948
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	1,635,000	1,377,684
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,107,467
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,072,407
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	305,000	314,223
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	199,419
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	890,000	911,956
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	883,128
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,333,776
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	312,136
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	121,386
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	2,100,000	2,137,296

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	$345,000	$372,831
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	2,030,000	2,173,562
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	438,769
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,273,580
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,337,319
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	760,000	701,814
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	420,000	455,309
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,075,932
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.375%, 2035	830,000	826,024
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services), 5.5%, 2042	1,735,000	1,732,276
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	1,937,386
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,798,116
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	386,124
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	7,028,680
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	395,000	405,361
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	1,600,000	1,418,816
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,100,000	3,162,992
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,585,725
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	780,210
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	1,110,000	1,180,008
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	456,983

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	$1,390,000	$1,497,656

		$52,541,299
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$75,000	$75,523
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	65,000	64,524
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,004,530

		$1,144,577
Industrial Revenue - Airlines - 0.8%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,472,428
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,050,985
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	566,877
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	608,040
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	551,514
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	235,000	236,551
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	1,435,000	1,450,068
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,500,000	1,451,490
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	1,670,000	1,733,310
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	2,865,000	3,010,141
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	3,000,000	3,169,830

		$15,301,234
Industrial Revenue - Chemicals - 1.2%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,700,385

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - continued
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$7,310,000	$7,580,178
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	2,295,000	2,278,224
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,685,168
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,474,592
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	3,243,645
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	1,005,770

		$21,967,962
Industrial Revenue - Environmental Services - 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,008,634
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,750,000	1,808,660
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,724,191
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,503,050
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	529,120
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	1,410,000	1,376,513
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,189,438
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,086,715
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	306,006
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,250,000	1,260,850

		$14,793,177
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - 2.4%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (d)	$133,863	$12,985
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	488,455
Gulf Coast, TX, Industrial Development Authority, Facilities Rev. (Microgy Holdings), 7%, 2036 (d)	123,154	11,946
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	500,070
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	365,000	360,584
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	9,360,000	9,856,922
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,679,037
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,757
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	428,556
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	484,269
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	561,209
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	965,970
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	671,769
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	11,060,000	11,099,484
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	6,125,000	6,189,558

		$44,614,571
Industrial Revenue - Paper - 0.5%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,651,443
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,608,608
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	1,125,000	1,137,330
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,542,420

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$2,055,000	$2,008,721
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,270,100
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	11,000

		$10,229,622
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,175,898
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,479,412
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	1,010,000	1,103,102
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	233,199	700
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	585,000	669,275
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	494,300
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,980,860
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Rev., AGM, 5%, 2035	3,000,000	3,096,180
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	2,907,399
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (z)	2,000,000	1,981,900
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	561,025

		$18,450,051
Miscellaneous Revenue - Other - 1.4%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$304,566
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	406,184
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	850,738
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,359,518
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,081,741

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$2,230,000	$2,103,760
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	494,400
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	4,444,469
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	1,924,645
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	8,025,000	8,589,318
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,684,548
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	135,000	117,179

		$26,361,066
Multi-Family Housing Revenue - 0.3%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$545,000	$547,327
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	212,782
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,393,728
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,207,752
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,636,620
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	306,260

		$5,304,469
Sales & Excise Tax Revenue - 2.5%
Illinois Sales Tax Rev., “P”, 6.5%, 2022	$5,000,000	$6,068,400
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	3,410,822
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,107,759
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,341,196
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,389,966
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	6,745,000	7,318,123
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,656,555

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$7,425,000	$7,904,358
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	3,845,000	4,044,978
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,336,544
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	930,784
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,970,000	2,233,879

		$46,743,364
Single Family Housing - Local - 1.5%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,686,152
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	86,000	92,693
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,515,000	1,551,057
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	20,000	21,107
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	1,690,000	1,754,558
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	285,000	294,656
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	65,000	68,848
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,450,000	1,526,183
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	2,310,000	2,407,944
Cook County, IL, Single Family Mortgage Rev., Capital Appreciation, “A”, 0%, 2015	155,000	49,008
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	71,049
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	105,000	112,487
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	410,000	436,088
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	50,000	53,198
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	255,000	260,613
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	185,313
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	2,445,000	2,552,678
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	1,695,000	1,726,154

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	$1,375,000	$1,403,655
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	360,000	373,849
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	450,000	469,269
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	230,000	246,739
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,715,000	1,785,692
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	2,795,000	2,916,527
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	145,000	147,516
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	555,000	574,936
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	950,000	1,001,196
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	220,000	229,427
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	660,000	696,313
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,490,000	1,568,106
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	315,000	328,488
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	550,000	578,490

		$28,169,989
Single Family Housing - State - 1.0%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$3,180,000	$3,153,860
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	2,790,000	1,694,953
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	1,595,000	575,731
Colorado Housing & Finance Authority Rev., 6.05%, 2016	75,000	79,758
Colorado Housing & Finance Authority Rev., 7.45%, 2016	80,000	85,966
Colorado Housing & Finance Authority Rev., 6.8%, 2030	100,000	101,676
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	65,000	65,954
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	14,000	14,206
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	65,000	69,427
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	400,000	423,148

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	$360,000	$390,294
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	85,000	90,216
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	40,000	41,321
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	60,000	63,031
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	120,000	123,289
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,215,000	1,285,373
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	980,000	1,027,795
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	680,000	715,618
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	350,000	357,396
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,225,000	1,326,883
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	60,000	63,322
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	90,000	90,538
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	200,000	205,770
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	190,000	198,674
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	400,000	430,528
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	105,000	106,219
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	85,000	86,998
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	250,000	263,960
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	670,000	719,493
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,145,000	1,221,944
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	330,000	337,554
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,455,000	1,549,517
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	300,000	307,569
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,325,000	1,410,953
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	495,000	512,375

		$19,191,309

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,754,358
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	735,000	723,857
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	1,555,000	1,572,820
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	1,006,000
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	625,387

		$5,682,422
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$601,674
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,158,624
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,190,240

		$2,950,538
State & Local Agencies - 6.3%
Allen County, IN (Jail Building Corp.), First Mortgage, 5.75%, 2011 (c)	$2,750,000	$2,850,348
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	3,163,787
Colorado State Board of Governors, University Enterprise System Rev., “A”, 5%, 2034	1,000,000	1,078,900
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,900,000	2,130,337
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	5,940,000	6,660,106
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.887%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.949%, 2037	7,000,000	4,542,160
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.838%, 2018 (p)	900,000	1,118,214
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,416,706
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 4.55%, 2022	3,415,000	3,417,015
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2029	10,000,000	9,785,700
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	961,570
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,795,873

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	$6,260,000	$5,869,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	985,528
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,628,900
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	590,000	603,989
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	1,930,000	1,993,323
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,823,604
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	877,186
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	3,755,000	4,173,720
New York Dormitory Authority Rev. (City University), 5.75%, 2013	3,850,000	4,150,531
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	5,447,217
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	20,855,000	24,246,649
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,098,469
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,032,200
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,647,270
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,181,920

		$116,930,222
Student Loan Revenue - 0.3%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$652,165
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,490,000	3,856,310
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	244,496

		$4,752,971
Tax - Other - 0.5%
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	$7,500,000	$7,462,125
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	2,000,000	2,154,880

		$9,617,005

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 0.9%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,329,731
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	915,000	911,679
Fishhawk Community Development District, FL, 7.04%, 2014	60,000	59,456
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	500,000	513,940
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,312,415
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	980,644
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	764,590
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,770,000	1,096,621
Homestead 50, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	750,000	459,773
Katy, TX, Development Authority Rev., “B”, 6%, 2018	475,000	460,802
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2013 (d)	105,000	52,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	45,000	37,855
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,250,000	868,138
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	511,360
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,157,643
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,212,520
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,154,420
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	120,000	119,332
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	665,000	540,246
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	490,842
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	101,660
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	109,381

		$17,245,548
Tobacco - 2.5%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$1,660,000	$1,778,723
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,510,000	2,149,589

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	$5,000,000	$3,813,050
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,000,000	2,191,080
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,990,000	4,795,534
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	8,900,000	5,937,457
District of Columbia, Tobacco Settlement, 6.25%, 2024	980,000	992,622
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,070,000	2,293,995
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	372,742
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,580,000	85,036
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,613,829
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,500,000	1,513,920
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,605,111
Michigan Tobacco Settlement Finance Authority, “A”, 6%, 2048	2,275,000	1,746,313
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,000,000	2,141,120
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,755,000	2,590,650
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	4,405,000	389,666
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	3,600,000	182,916
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,087,340
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,460,000	2,346,710
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	185,000	190,831
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,530,523

		$47,348,757
Toll Roads - 1.4%
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	$7,905,000	$8,695,500
Northwest Parkway Public Highway Authority Rev., CO, Capital Appreciation, “C”, ETM, AGM, 0% to 2011, 5.35% to 2016 (c)	1,000,000	1,151,600
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	10,965,000	9,030,116
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	6,090,000	6,636,578

		$25,513,794

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 1.6%
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$2,000,000	$2,354,160
New Jersey Transportation Trust Fund Authority Rev., AGM, 5.5%, 2011 (u)	15,000,000	15,836,250
New York Metropolitan Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,194,750
New York Metropolitan Transportation Authority Rev., “A”, AGM, 5%, 2030	2,750,000	2,876,555
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	3,120,000	3,329,882
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,227,384

		$30,818,981
Universities - Colleges - 13.5%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,662,600
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,738,149
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,262,147
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,797,364
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	1,700,000	1,752,207
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,075,130
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	2,347,984
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	390,100
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 6%, 2035	1,150,000	1,245,772
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 5.5%, 2040	2,530,000	2,553,251
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,754,946
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,339,286
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	5,090,224
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,907,737

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
California State University Rev., “A”, AMBAC, 5%, 2026	$6,795,000	$7,263,515
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	221,674
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	239,280
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	976,615
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,077,700
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	2,400,000	2,476,848
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	544,767
District of Columbia Rev. (Georgetown University), Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	7,766,825
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	1,000,000	1,029,080
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,547,601
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,324,319
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,073,827
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	523,253
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,235,000	4,195,064
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,850,228
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,548,870
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	5,101,297
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,675,876
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,315,442
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5.75%, 2030	650,000	665,737
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 6%, 2039	745,000	769,667
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	5,397,800
Los Angeles, CA, Community College, “B”, AGM, 5%, 2027	5,000,000	5,269,850
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,143,280

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	$2,280,000	$2,322,134
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	2,995,000	3,004,524
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	546,313
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	648,709
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,236,692
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,225,000	7,511,272
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	4,500,000	4,549,455
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,750,000	3,836,963
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	939,092
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	425,620
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,359,697
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,789,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,360,058
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,110,000	2,192,396
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,424,938
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	3,925,000	4,133,849
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	2,059,520
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	936,005
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	3,556,095
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,943,556
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	8,797,520

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	$2,420,000	$2,446,451
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,252,544
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2030	6,805,000	7,230,925
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	3,500,000	3,614,590
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, SYNCORA, 5.5%, 2035	9,140,000	9,473,244
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	479,472
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	914,934
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,443,130
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	12,395,000	12,817,793
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,369,379
University of California, “A”, NATL, 4.5%, 2037	8,545,000	8,075,794
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	6,005,000	5,954,558
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,146,594
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,841,923
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	672,299
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	459,682
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	545,282
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,328,393
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	630,000	663,478
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,265,000	1,328,339

		$252,547,524
Universities - Dormitories - 0.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$4,044,523
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	884,606

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	$1,655,000	$1,710,558
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	1,011,130
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	1,069,341
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	523,184
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	921,501
Pennsylvania Higher Education Facilities Authority Rev., Student Housing Rev. (East Stroudsburg University), 5%, 2042	1,475,000	1,442,727

		$11,607,570
Universities - Secondary Schools - 1.5%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$5,045,000	$5,127,536
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	500,000	539,295
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,438,485
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,486,902
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,859,268
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	5,084,286
District of Columbia Rev. (Gonzaga College High School), AGM, 5.25%, 2032	3,015,000	3,076,777
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,560,140
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	100,000	44,283
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	3,000,000	3,093,030
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,158,780
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	401,816
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	428,956

		$27,299,554

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - 5.0%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$1,003,870
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	982,450
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,000,000	3,052,770
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	6,018,840
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	230,000	240,297
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	2,128,089
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	8,265,000	8,578,409
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	4,113,374
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	4,035,320
Louisiana Public Facilities Authority Rev. Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	9,987,800
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,996,682
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,719,126
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	729,992
Matagorda County, TX, Navigation District No. 1 Rev. (Centerpoint Energy, Inc.), “A”, FRN, AMBAC, 5.25%, 2026	1,685,000	1,686,163
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,290,257
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	751,043
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	712,789
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	985,000	1,116,399
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	1,970,000	2,228,976
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,006,360
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,018,030
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), 4.875%, 2029	2,500,000	2,510,800

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	$5,000,000	$5,210,450
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	2,000,000	1,995,100
Ohio Air Quality Development Authority Rev. (Ohio Valley Electric Corp.), “E”, 5.625%, 2019	1,390,000	1,518,519
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,761,382
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,158,042
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	4,135,000	4,406,711
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,872,776
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	1,195,000	1,203,305
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	1,500,000	1,428,330
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	500,000	486,215
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	4,025,000	4,384,755
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	905,000	908,285

		$93,241,706
Utilities - Municipal Owned - 6.1%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,594,695
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,793,350
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	172,183
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,311,240
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	9,500,800
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,709,089
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	433,503
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,687,780
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	26,485,000	28,357,490
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	2,860,000	3,089,515

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	$9,250,000	$11,532,993
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,694,200
Northern California Transmission Agency, NATL, 7%, 2013	4,000,000	4,322,680
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	2,220,000	2,243,599
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,140,854
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037 (f)	8,500,000	8,669,745
Southern California Public Power Authority Rev. (Windy Flats Project), 5%, 2030	3,775,000	4,156,804
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,603,093
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	1,027,100

		$113,040,713
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$728,839
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,121,121
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	4,883,284
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	889,117
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,790,095
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,735,000	1,917,748
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,368,196
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,489,875
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	7,790,000	7,412,029
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,669,311
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,578,360
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,735,030
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,496,618
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,317,466
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	4,390,000	4,518,934
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	1,367,847

		$45,283,870
Water & Sewer Utility Revenue - 5.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,320,925
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	26,935,830

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$3,580,000	$3,881,150
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,388,969
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	15,155,000	16,483,942
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	3,835,000	4,686,293
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	987,996
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	7,248,080
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	7,594,426
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	5,146,599
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,345,062
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,625
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,124,280
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, BHAC, 5%, 2032	3,405,000	3,552,164
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,175,000	1,217,500

		$92,484,841
Total Municipal Bonds (Identified Cost, $1,726,213,793)		$1,845,046,389

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.24%, due 10/01/10, at Identified Cost	$4,800,000	$4,800,000

Money Market Funds (v) - 4.4%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	81,784,780	$81,784,780
Total Investments (Identified Cost, $1,812,798,573)		$1,931,631,169

Other Assets, Less Liabilities - (3.6)%		(67,793,834)
Net Assets - 100.0%		$1,863,837,335

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified

40

Portfolio of Investments (unaudited) – continued

institutional buyers. At period end, the aggregate value of these securities was $3,896,980 representing 0.2% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,636,620
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024	9/17/10	1,980,023	1,981,900
Total Restricted Securities			$3,618,520
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

41

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	293	$39,179,594	December-2010	$264,734

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	209	26,343,797	December-2010	$(139,922)

					$124,812

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

42

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,731,013,793)	$1,849,846,389
Underlying funds, at cost and value	81,784,780
Total investments, at value (identified cost, $1,812,798,573)	$1,931,631,169
Receivables for
Daily variation margin on open futures contracts	4,546
Investments sold	3,565,061
Fund shares sold	7,608,297
Interest and dividends	26,412,429
Receivable from investment adviser	36,784
Other assets	2,274
Total assets	$1,969,260,560
Liabilities
Payables for
Distributions	$2,501,592
Investments purchased	42,403,569
Fund shares reacquired	2,586,337
Payable to the holder of the floating rate certificate from trust assets	57,365,828
Payable for interest expense and fees	163,623
Payable to affiliates
Investment adviser	39,876
Shareholder servicing costs	185,748
Distribution and service fees	23,906
Administrative services fee	1,486
Payable for independent Trustees’ compensation	54,294
Accrued expenses and other liabilities	96,966
Total liabilities	$105,423,225
Net assets	$1,863,837,335
Net assets consist of
Paid-in capital	$1,753,057,618
Unrealized appreciation (depreciation) on investments	118,957,408
Accumulated net realized gain (loss) on investments	(12,108,812)
Undistributed net investment income	3,931,121
Net assets	$1,863,837,335
Shares of beneficial interest outstanding	217,369,855

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$853,275,213	99,571,542	$8.57
Class B	26,747,981	3,116,803	8.58
Class C	181,681,760	21,128,778	8.60
Class A1	791,515,404	92,315,469	8.57
Class B1	10,616,977	1,237,263	8.58

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.00 [100 / 95.25 x $8.57]. On sales of $50,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

See Notes to Financial Statements

43

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$47,264,690
Dividends from underlying funds	44,170
Total investment income	$47,308,860
Expenses
Management fee	$3,372,200
Distribution and service fees	1,865,133
Shareholder servicing costs	557,843
Administrative services fee	120,936
Independent Trustees’ compensation	32,442
Custodian fee	98,565
Shareholder communications	31,585
Auditing fees	24,361
Legal fees	14,955
Interest expense and fees	277,452
Miscellaneous	143,163
Total expenses	$6,538,635
Fees paid indirectly	(121)
Reduction of expenses by investment adviser and distributor	(241,992)
Net expenses	$6,296,522
Net investment income	$41,012,338
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(519,154)
Futures contracts	(7,925,801)
Net realized gain (loss) on investments	$(8,444,955)
Change in unrealized appreciation (depreciation)
Investments	$55,754,952
Futures contracts	91,501
Net unrealized gain (loss) on investments	$55,846,453
Net realized and unrealized gain (loss) on investments	$47,401,498
Change in net assets from operations	$88,413,836

See Notes to Financial Statements

44

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/10 (unaudited)	Year ended 3/31/10
From operations
Net investment income	$41,012,338	$75,087,759
Net realized gain (loss) on investments	(8,444,955)	4,207,738
Net unrealized gain (loss) on investments	55,846,453	108,295,861
Change in net assets from operations	$88,413,836	$187,591,358
Distributions declared to shareholders
From net investment income	$(39,428,735)	$(72,170,482)
Change in net assets from fund share transactions	$216,165,588	$199,905,239
Total change in net assets	$265,150,689	$315,326,115
Net assets
At beginning of period	1,598,686,646	1,283,360,531
At end of period (including undistributed net investment income of $3,931,121 and $2,347,518, respectively)	$1,863,837,335	$1,598,686,646

See Notes to Financial Statements

45

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
Class A			2010	2009	2008	2007		2006

Net asset value, beginning of period	$8.32		$7.66	$8.21	$8.55	$8.53		$8.58
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.38	$0.42	$ 0.42	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.25		0.65	(0.51)	(0.35)	0.00	(w)(z)	(0.06)
Total from investment operations	$0.45		$1.06	$(0.13)	$0.07	$0.42		$0.35
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.39)	$(0.40)	$(0.40)		$(0.40)
From net realized gain on investments	—		—	(0.03)	(0.01)	—		—
Total distributions declared to shareholders	$(0.20)		$(0.40)	$(0.42)	$(0.41)	$(0.40)		$(0.40)
Net asset value, end of period	$8.57		$8.32	$7.66	$8.21	$8.55		$8.53
Total return (%) (r)(s)(t)	5.43	(n)	14.01	(1.53)	0.81	5.00		4.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	0.92	1.05	1.19		1.17
Expenses after expense reductions (f)	0.77	(a)	0.78	0.74	0.80	0.94		0.92
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.74	(a)	0.75	0.67	0.70	0.79		0.81
Net investment income	4.81	(a)	5.04	4.88	4.99	4.91	(z)	4.71
Portfolio turnover	7		15	25	32	10		9
Net assets at end of period (000 omitted)	$853,275		$632,523	$420,234	$279,614	$248,226		$240,212

See Notes to Financial Statements

46

Financial Highlights – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
Class B			2010	2009	2008	2007		2006

Net asset value, beginning of period	$8.34		$7.68	$8.22	$8.57	$8.54		$8.59
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.33	$0.36	$0.36	(z)	$0.34
Net realized and unrealized gain (loss) on investments	0.24		0.65	(0.51)	(0.36)	0.00	(w)(z)	(0.05)
Total from investment operations	$0.41		$1.00	$(0.18)	$0.00 (w)	$0.36		$0.29
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.33)	$(0.34)	$(0.33)		$(0.34)
From net realized gain on investments	—		—	(0.03)	(0.01)	—		—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.36)	$(0.35)	$(0.33)		$(0.34)
Net asset value, end of period	$8.58		$8.34	$7.68	$8.22	$8.57		$8.54
Total return (%) (r)(s)(t)	4.91	(n)	13.15	(2.13)	(0.06)	4.34		3.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.57	1.68	1.80	1.95		1.92
Expenses after expense reductions (f)	1.52	(a)	1.53	1.49	1.55	1.70		1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.49	(a)	1.50	1.42	1.45	1.55		1.56
Net investment income	4.08	(a)	4.30	4.12	4.24	4.16	(z)	3.96
Portfolio turnover	7		15	25	32	10		9
Net assets at end of period (000 omitted)	$26,748		$23,060	$20,978	$22,372	$26,919		$36,752

See Notes to Financial Statements

47

Financial Highlights – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
Class C			2010	2009	2008	2007		2006

Net asset value, beginning of period	$8.35		$7.69	$8.24	$8.59	$8.56		$8.61
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.32	$0.35	$0.36	(z)	$0.35
Net realized and unrealized gain (loss) on investments	0.25		0.65	(0.51)	(0.35)	0.01	(z)	(0.06)
Total from investment operations	$0.42		$1.00	$(0.19)	$0.00 (w)	$0.37		$0.29
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.33)	$(0.34)	$(0.34)		$(0.34)
From net realized gain on investments	—		—	(0.03)	(0.01)	—		—
Total distributions declared to shareholders	$(0.17)		$(0.34)	$(0.36)	$(0.35)	$(0.34)		$(0.34)
Net asset value, end of period	$8.60		$8.35	$7.69	$8.24	$8.59		$8.56
Total return (%) (r)(s)(t)	5.02	(n)	13.13	(2.25)	(0.05)	4.34		3.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.57	1.67	1.80	1.94		1.92
Expenses after expense reductions (f)	1.52	(a)	1.53	1.48	1.55	1.69		1.67
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.49	(a)	1.50	1.41	1.45	1.54		1.56
Net investment income	4.06	(a)	4.26	4.10	4.23	4.16	(z)	4.09
Portfolio turnover	7		15	25	32	10		9
Net assets at end of period (000 omitted)	$181,682		$143,504	$77,937	$42,759	$35,070		$34,618

See Notes to Financial Statements

48

Financial Highlights – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
Class A1			2010	2009	2008 (i)

Net asset value, beginning of period	$8.33		$7.67	$8.21	$8.39
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.40	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		0.65	(0.50)	(0.18	)(g)
Total from investment operations	$0.45		$1.08	$(0.10)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.41)	$(0.33)
From net realized gain on investments	—		—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.42)	$(0.44)	$(0.34)
Net asset value, end of period	$8.57		$8.33	$7.67	$8.21
Total return (%) (r)(s)(t)	5.43	(n)	14.28	(1.15)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.57	0.68	0.79	(a)
Expenses after expense reductions (f)	0.53	(a)	0.53	0.49	0.54	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.50	(a)	0.50	0.42	0.44	(a)
Net investment income	5.11	(a)	5.32	5.13	5.26	(a)
Portfolio turnover	7		15	25	32
Net assets at end of period (000 omitted)	$791,515		$787,041	$746,020	$864,341

See Notes to Financial Statements

49

Financial Highlights – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
Class B1			2010	2009	2008 (i)

Net asset value, beginning of period	$8.34		$7.67	$8.22	$8.40
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.35	$0.29
Net realized and unrealized gain (loss) on investments	0.24		0.66	(0.52)	(0.18	)(g)
Total from investment operations	$0.42		$1.03	$(0.17)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.35)	$(0.28)
From net realized gain on investments	—		—	(0.03)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.36)	$(0.38)	$(0.29)
Net asset value, end of period	$8.58		$8.34	$7.67	$8.22
Total return (%) (r)(s)(t)	5.03	(n)	13.56	(2.02)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.48	1.44	1.55	(a)
Expenses after expense reductions (f)	1.29	(a)	1.29	1.24	1.30	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.26	(a)	1.26	1.17	1.21	(a)
Net investment income	4.35	(a)	4.57	4.36	4.50	(a)
Portfolio turnover	7		15	25	32
Net assets at end of period (000 omitted)	$10,617		$12,558	$18,190	$26,618

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 25, 2007, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class A, Class B, and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of the class.

See Notes to Financial Statements

50

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as

51

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair

52

Notes to Financial Statements (unaudited) – continued

value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,845,046,389	$—	$1,845,046,389
Short Term Securities	—	4,800,000	—	4,800,000
Mutual Funds	81,784,780	—	—	81,784,780
Total Investments	$81,784,780	$1,849,846,389	$—	$1,931,631,169

Other Financial Instruments
Futures	$124,812	$—	$—	$124,812

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

53

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at September 30, 2010 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives
Interest Rate Contracts	Interest Rate Futures	$124,812

(a)	The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended September 30, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(7,925,801)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for six months ended September 30, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$91,501

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

54

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue

55

Notes to Financial Statements (unaudited) – continued

floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of the fund’s payable to the holder of the floating rate certificate from trust assets as reported on the fund’s Statement of Assets and Liabilities approximates its fair value. At September 30, 2010, the fund’s payable to the holder of the floating rate certificate from trust assets was $57,365,828 and the interest rate on these floating rate certificates issued by the trust was 0.38%. For the six months ended September 30, 2010, the average payable to the holder of the floating rate certificate from trust assets was $ 57,351,500 at a weighted average interest rate of 0.96%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2010, interest expense and fees in connection with self-deposited inverse floaters was $277,452. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

56

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax return for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

57

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/10
Tax-exempt income	$72,170,482

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/10
Cost of investments	$1,749,486,350
Gross appreciation	142,622,320
Gross depreciation	(17,843,329)
Net unrealized appreciation (depreciation)	$124,778,991

As of 3/31/10
Undistributed tax-exempt income	8,755,266
Capital loss carryforwards	(8,893,873)
Other temporary differences	(6,407,748)
Net unrealized appreciation (depreciation)	68,340,971

As of March 31, 2010 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

3/31/18	$(8,893,873)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase. The fund’s

58

Notes to Financial Statements (unaudited) – continued

distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/10	Year ended 3/31/10
Class A	$16,175,834	$26,152,548
Class B	485,305	915,992
Class C	3,148,074	4,609,601
Class A1	19,373,166	39,801,299
Class B1	246,356	691,042
Total	$39,428,735	$72,170,482

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.37% of the fund’s average daily net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. For the six months ended September 30, 2010, this waiver amounted to $57,380, and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended September 30, 2010 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. For the six months ended September 30, 2010, the reduction under this agreement amounted to $165,180 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $331,504 and $17,821 for the six months ended September 30, 2010, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

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Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$873,802
Class B	0.75%	0.25%	1.00%	1.00%	124,348
Class C	0.75%	0.25%	1.00%	1.00%	807,819
Class B1	0.75%	0.25%	1.00%	0.76%	59,164
Total Distribution and Service Fees					$1,865,133

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2010 based on each class’ average daily net assets. The service fee attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee attributable to all other Class B1 shares has been waived by MFD under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2011. This reduction amounted to $14,145 which is shown as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2010, were as follows:

Amount
Class A	$48,316
Class B	15,566
Class C	19,905
Class A1	11
Class B1	1,411

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net

60

Notes to Financial Statements (unaudited) – continued

assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2010, the fee was $286,317, which equated to 0.0340% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $271,526.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2010 was equivalent to an annual effective rate of 0.0143% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $4,105 and is included in independent Trustees’ compensation for the six months ended September 30, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $54,058 at September 30, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with

61

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,246 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,287, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $284,923,221 and $113,514,928, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	29,607,112	$251,172,244	33,398,172	$272,064,736
Class B	728,727	6,154,592	1,033,865	8,456,075
Class C	5,150,699	43,612,257	8,806,975	72,045,342
Class A1	1,001,038	8,453,745	1,771,727	14,459,164
Class B1	3,693	31,142	15,537	126,760
	36,491,269	$309,423,980	45,026,276	$367,152,077
Shares issued to shareholders in reinvestment of distributions
Class A	1,200,598	$10,156,137	2,155,094	$17,613,886
Class B	37,108	314,317	69,993	571,769
Class C	216,892	1,841,137	327,118	2,685,402
Class A1	1,449,845	12,264,995	3,105,305	25,335,785
Class B1	20,066	169,866	55,045	448,490
	2,924,509	$24,746,452	5,712,555	$46,655,332

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Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(7,225,337)	$(60,879,629)	(14,403,534)	$(117,943,429)
Class B	(415,208)	(3,502,417)	(1,070,908)	(8,742,373)
Class C	(1,417,677)	(11,995,160)	(2,086,691)	(17,166,551)
Class A1	(4,638,910)	(39,144,969)	(7,689,005)	(62,437,489)
Class B1	(293,136)	(2,482,669)	(934,660)	(7,612,328)
	(13,990,268)	$(118,004,844)	(26,184,798)	$(213,902,170)
Net change
Class A	23,582,373	$200,448,752	21,149,732	$171,735,193
Class B	350,627	2,966,492	32,950	285,471
Class C	3,949,914	33,458,234	7,047,402	57,564,193
Class A1	(2,188,027)	(18,426,229)	(2,811,973)	(22,642,540)
Class B1	(269,377)	(2,281,661)	(864,078)	(7,037,078)
	25,425,510	$216,165,588	24,554,033	$199,905,239

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2010, the fund’s commitment fee and interest expense were $10,146 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,528,917	255,874,991	(186,619,128)	81,784,780

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44,170	$81,784,780

64

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund,

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Board Review of Investment Advisory Agreement – continued

(v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

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Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce its advisory fee on average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

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Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

68

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

69

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS INVESTMENT MANAGEMENT

9/30/10 Semiannual report

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® Municipal Series Trust

Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. However, as we head toward the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS® Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	19.6%
Healthcare Revenue – Hospitals	19.0%
Universities – Colleges	17.1%
General Obligation – Schools	8.4%
State & Local Agencies	7.1%

Composition including fixed income credit quality (a)(i)
AAA	7.5%
AA	51.9%
A	17.7%
BBB	9.8%
BB	4.9%
B	0.4%
Other Fixed Income (NR)	0.6%
Cash & Other	7.2%

Portfolio facts (i)
Average Duration (d)	9.6
Average Maturity (m)	20.4 yrs.

MFS® Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	21.5%
General Obligations – Schools	12.3%
Water & Sewer Utility Revenue	11.7%
Healthcare Revenue – Hospitals	10.9%
Utilities-Municipal Owned	7.0%

Composition including fixed income credit quality (a)(i)
AAA	10.7%
AA	52.4%
A	17.1%
BBB	11.8%
BB	0.6%
B	0.4%
CCC	0.5%
Other Fixed Income (NR)	0.4%
Cash & Other	6.1%

Portfolio facts (i)
Average Duration (d)	9.6
Average Maturity (m)	19.7 yrs.

MFS® California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.1%
General Obligations – Schools	16.2%
State & Local Agencies	10.2%
Universities – Colleges	8.7%
Water & Sewer Utility Revenue	6.9%

Composition including fixed income credit quality (a)(i)
AAA	2.4%
AA	32.2%
A	42.4%
BBB	15.7%
BB	1.5%
B	0.3%
D (o)	0.0%
Other Fixed Income (NR)	(5.1)%
Cash & Other	10.6%

Portfolio facts (i)
Average Duration (d)	10.2
Average Maturity (m)	21.4 yrs.

(a)	The rating categories (e.g., AAA) include debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; all rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. All categories reflect the equivalent exposure of derivatives, if applicable.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 9/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS® Florida Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	23.0%
Water & Sewer Utility Revenue	17.1%
General Obligations – Schools	9.6%
Universities – Colleges	8.6%
Airport & Port Revenue	4.0%

Composition including fixed income credit quality (a)(i)
AAA	0.1%
AA	42.7%
A	26.2%
BBB	20.3%
BB	1.0%
B	0.4%
Other Fixed Income (NR)	2.9%
Cash & Other	6.4%

Portfolio facts (i)
Average Duration (d)	8.6
Average Maturity (m)	17.8 yrs.

MFS® Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.7%
Healthcare Revenue – Hospitals	15.5%
Water & Sewer Utility Revenue	15.3%
State & Agency – Other	6.7%
Utilities – Municipal Owned	5.6%

Composition including fixed income credit quality (a)(i)
AAA	8.8%
AA	49.9%
A	21.6%
BBB	12.6%
BB	1.3%
B	0.5%
Other Fixed Income (NR)	(4.9)%
Cash & Other	10.2%

Portfolio facts (i)
Average Duration (d)	9.6
Average Maturity (m)	20.9 yrs.

MFS® Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	24.6%
Universities – Colleges	11.4%
General Obligations – General Purpose	10.0%
Water & Sewer Utility Revenue	7.3%
Multi-Family Housing Revenue	5.6%

Composition including fixed income credit quality (a)(i)
AAA	12.0%
AA	29.4%
A	25.2%
BBB	22.2%
BB	3.8%
B	0.1%
Other Fixed Income (NR)	(0.3)%
Cash & Other	7.6%

Portfolio facts (i)
Average Duration (d)	9.3
Average Maturity (m)	19.5 yrs.

(a)	The rating categories (e.g., AAA) include debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; all rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. All categories reflect the equivalent exposure of derivatives, if applicable.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS® Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	23.6%
Healthcare Revenue – Hospitals	15.8%
Sales & Excise Tax Revenue	7.6%
Multi-Family Housing Revenue	4.7%
Water & Sewer Utility Revenue	4.5%

Composition including fixed income credit quality (a)(i)
AAA	7.0%
AA	36.9%
A	29.2%
BBB	19.1%
BB	1.3%
B	0.5%
Other Fixed Income (NR)	(4.5)%
Cash & Other	10.5%

Portfolio facts (i)
Average Duration (d)	9.9
Average Maturity (m)	20.7 yrs.

(a)	The rating categories (e.g., AAA) include debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; all rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. All categories reflect the equivalent exposure of derivatives, if applicable.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

4

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2010 through September 30, 2010

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.93%	$1,000.00	$1,041.97	$4.76
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$1,038.13	$8.58
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49

MFS® ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.71%	$1,000.00	$1,044.92	$3.64
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
B	Actual	1.51%	$1,000.00	$1,040.66	$7.72
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

Expense Tables – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.69%	$1,000.00	$1,055.82	$3.56
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50
B	Actual	1.47%	$1,000.00	$1,051.68	$7.56
	Hypothetical (h)	1.47%	$1,000.00	$1,017.70	$7.44
C	Actual	1.59%	$1,000.00	$1,050.90	$8.17
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04

MFS® FLORIDA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.83%	$1,000.00	$1,039.73	$4.24
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.61%	$1,000.00	$1,035.70	$8.22
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

MFS® GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.99%	$1,000.00	$1,043.35	$5.07
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
B	Actual	1.74%	$1,000.00	$1,038.35	$8.89
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80

Expense Changes Impacting the Table

Changes to the Georgia Fund’s fee arrangements will occur during the current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.95% and 1.70% for Class A and Class B shares, respectively; the actual expenses paid during the period would have been approximately $4.87 and $8.69 for Class A and Class B shares, respectively; and the hypothetical expenses paid during the period would have been approximately $4.81 and $8.59 for Class A and Class B shares, respectively. For further information about the Georgia Fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS® MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.93%	$1,000.00	$1,052.92	$4.79
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$1,048.05	$8.63
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

6

Expense Tables – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.85%	$1,000.00	$1,050.21	$4.37
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.60%	$1,000.00	$1,046.21	$8.21
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

7

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.2%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2011 (c)	$1,000,000	$1,044,050

General Obligations - General Purpose - 6.1%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,124,653
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	670,956
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	184,505
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	328,604
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	268,305
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,047,470
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	315,441
State of California, 6%, 2039	550,000	613,916
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	790,898
		$5,344,748
General Obligations - Improvement - 3.3%
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	$890,000	$896,141
Guam Government, “A”, 6.75%, 2029	260,000	295,810
Guam Government, “A”, 7%, 2039	60,000	67,754
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	545,985
Montgomery, AL, Warrants, “A”, 5%, 2030	1,000,000	1,104,980
		$2,910,670
General Obligations - Schools - 8.3%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,053,950
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	556,135
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,710,993
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	946,933
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,064,410
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	1,017,490
		$7,349,911
Healthcare Revenue - Hospitals - 18.8%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$209,812
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	768,998
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,170
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	790,275

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$500,000	$464,920
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	700,000	633,983
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	828,165
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	318,387
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,034,590
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	447,680
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	876,129
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,096,925
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,011,390
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	286,082
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	266,349
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,076,907
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	512,560
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	488,350
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	370,000	388,600
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	445,000	463,241
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	528,440
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,663,349
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	560,479
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	332,391
		$16,552,172

8

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$419,388

Industrial Revenue - Paper - 1.7%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$187,664
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	581,060
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	750,000	751,185
		$1,519,909
Miscellaneous Revenue - Other - 0.1%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	$370,000	$129,319

Multi-Family Housing Revenue - 2.1%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$860,000	$860,017
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	983,856
		$1,843,873
Sales & Excise Tax Revenue - 2.1%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,060,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	420,308
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	341,903
		$1,822,741
Single Family Housing - State - 1.2%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$25,000	$25,325
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	660,000	694,657
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	320,000	322,512
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	25,000	25,325
		$1,067,819
State & Local Agencies - 7.1%
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	$1,000,000	$1,082,050
Alabama Public School & College Authority Rev., “A”, 5%, 2019	1,000,000	1,196,070

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Alabama Public School & College Authority Rev., “A”, 5%, 2029	$1,000,000	$1,232,580
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	413,848
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	500,000	533,755
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	158,691
Mobile, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2033	1,500,000	1,591,320
		$6,208,314
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$103,633
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	32,368
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	66,512
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	67,430
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	410,120
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	253,612
		$933,675
Universities - Colleges - 16.8%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,374,750
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	1,076,380
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,126,000
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,048,900
Auburn University, General Fee Rev., AGM, 5%, 2038 (f)	2,000,000	2,118,140
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	590,607
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,040,830
Troy University, Facilities Rev., “A”, ASSD GTY, 4.5%, 2028	1,000,000	1,036,160
University of Alabama, General Rev., NATL, 5%, 2034	2,000,000	2,064,480
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,048,870
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,076,630
University of South Alabama, University Rev., AMBAC, 5%, 2030	1,000,000	1,060,190

9

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of South Alabama, University Rev., BHAC, 5%, 2038	$150,000	$160,190
		$14,822,127
Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$70,000	$79,202

Utilities - Municipal Owned - 6.4%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,052,090
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, 5%, 2037	1,000,000	1,027,280
Guam Power Authority Rev., AMBAC, 5%, 2018	2,500,000	2,502,125
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	150,238
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	450,000	538,938
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	401,136
		$5,671,807
Utilities - Other - 1.6%
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	$1,000,000	$1,100,350
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	310,411
		$1,410,761
Water & Sewer Utility Revenue - 19.3%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$726,805
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,013,460
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	756,435
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,543,875

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	$1,000,000	$1,043,620
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,406,660
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	408,208
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 5%, 2040	1,190,000	1,244,526
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	808,680
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	428,296
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,153,440
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	185,000	226,066
Huntsville, AL, Water System Rev., AGM, 5%, 2033	1,000,000	1,082,400
Limestone County, AL, Water & Sewer Authority Water Rev., ASSD GTY, 5%, 2039	1,000,000	1,042,460
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2024	1,000,000	1,090,130
Phenix City, AL, Water & Sewer Rev., “A”, ASSD GTY, 5%, 2034	1,000,000	1,042,090
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,017,200
		$17,034,351
Total Municipal Bonds (Identified Cost, $81,489,510)		$86,164,837

Money Market Funds (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	796,568	$796,568
Total Investments (Identified Cost, $82,286,078)		$86,961,405

Other Assets, Less Liabilities - 1.3%		1,122,158
Net Assets - 100.0%		$88,083,563

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	33	4,412,719	December - 2010	$29,816

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	9	1,134,422	December - 2010	$(6,025)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

10

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.4%
Little Rock, AR, Airport Rev., “A”, AGM, 5.25%, 2019	$800,000	$801,408

General Obligations - General Purpose - 5.1%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,598,003
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	960,636
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	343,385
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	603,338
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	398,990
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	551,895
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	548,074
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,129,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	450,981
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	499,397
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,314,399
State of California, 6%, 2039	1,160,000	1,294,804
		$10,692,962
General Obligations - Improvement - 0.4%
Guam Government, “A”, 6.75%, 2029	$515,000	$585,931
Guam Government, “A”, 5.25%, 2037	255,000	238,573
Guam Government, “A”, 7%, 2039	65,000	73,401
		$897,905
General Obligations - Schools - 12.2%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,182,684
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2013 (c)	1,000,000	972,320
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	1,150,000	1,097,192
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,022,758
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,925,832
Bentonville, AR, School District No. 6, “A”, 4.5%, 2037	3,000,000	3,079,680
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	3,070,890
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,522,470

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Crittenden County, AR, Community College District, 4.6%, 2035	$285,000	$285,593
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	627,638
Lincoln, AR, School District No. 48, 4%, 2032	720,000	732,298
Lincoln, AR, School District No. 48, 4.125%, 2037	1,965,000	1,983,314
Little Rock, AR, School District, 4%, 2033	2,000,000	1,982,420
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,453,568
Pine Bluff, AR, School District Construction, NATL, 4.75%, 2033	565,000	565,853
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,055,120
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	954,261
Van Buren, AR, School District No. 42, ST AID, 4.5%, 2031	375,000	381,398
Van Buren, AR, School District No. 42, ST AID, 4.625%, 2033	745,000	756,607
		$25,651,896
Healthcare Revenue - Hospitals - 10.7%
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	$2,955,000	$3,129,788
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	754,680
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	1,010,750
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), AGM, 5.25%, 2045	1,500,000	1,535,445
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	432,243
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	375,000	393,386
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	851,202
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	170,000	179,705
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	572,164
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,156,187
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,013,620
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	275,000	299,351

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$545,000	$586,224
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	427,015
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	472,392
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	114,404
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,105,000	1,146,150
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	372,846
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	509,727
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	504,005
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	736,039
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	817,868
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	375,000	406,448
Sebastian County, AR, Health Facilities Board Hospital Rev., “A”, 5.25%, 2021	1,000,000	1,059,890
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	850,000	884,842
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	984,710
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,098,761
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	659,894
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	450,000	461,759
		$22,571,495
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$340,303

Industrial Revenue - Paper - 0.1%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$258,075

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,012,920
Sales & Excise Tax Revenue - 3.9%
Bentonville, AR, Sales & Use Tax, N, AMBAC, 4.375%, 2025	$1,000,000	$1,031,580
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,220,330
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,061,278
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,730,000	1,829,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	910,445
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	820,000	861,025
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	547,218
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	799,528
		$8,260,654
Single Family Housing - Local - 3.2%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,252,080
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	2,750,000	2,487,788
		$6,739,868
Single Family Housing - State - 5.6%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$140,000	$140,577
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,570,078
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	1,030,000	1,089,668
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	656,162
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	170,000	170,218
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	815,000	820,770
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,500,000	1,515,405
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	451,145
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	3,000,000	3,272,310

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	$1,000,000	$1,059,390
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	1,080,000	1,095,282
		$11,841,005
State & Local Agencies - 6.3%
Arkansas Development Finance Authority Rev., AGM, 5%, 2034	$1,000,000	$1,059,820
Arkansas Development Finance Authority Rev., “A”, AGM, 5%, 2014	1,185,000	1,360,890
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	523,170
Arkansas Development Finance Authority Rev., Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	175,858
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,605,825
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,476,335
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	285,000	305,654
Farmington, AR, School District No. 6, 4.6%, 2033	635,000	650,894
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	2,920,000	3,203,912
		$13,362,358
Tax - Other - 4.0%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$2,000,000	$2,259,980
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	490,000	534,526
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	70,130
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,400,000	2,711,616
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	839,243
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	138,140
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	150,539
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	140,046
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	963,782
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	544,996
		$8,352,998

Issuer	Shares/Par	Value ($)

Tobacco - 1.1%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	$2,000,000	$1,025,400
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	1,940,000	927,126
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	268,407
		$2,220,933
Transportation - Special Tax - 1.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,370,000	$1,477,490
Commonwealth of Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	763,965
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	490,000	506,856
		$2,748,311
Universities - Colleges - 21.2%
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	$1,000,000	$1,016,190
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	1,240,000	1,253,280
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	559,290
Arkansas University Rev. (Student Fee), AMBAC, 5%, 2032	2,595,000	2,724,568
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	1,007,510
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	805,373
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,725,134
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	503,920
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	964,447
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4.75%, 2034	1,000,000	1,061,890
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	805,155
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,082,000
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,072,660
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,650,081
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,528,233
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,364,210

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	$3,200,000	$3,411,904
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,306,535
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,079,950
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,170,100
University of Arkansas, University Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,602,975
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	847,253
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	820,635
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	905,020
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	364,829
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,659,850
University of California Rev., “J”, AGM, 4.5%, 2035	1,275,000	1,288,808
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	4,000,000	3,966,400
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,143,283
		$44,691,483
Utilities - Investor Owned - 0.9%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$1,036,560
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	757,478
		$1,794,038
Utilities - Municipal Owned - 6.9%
Benton, AR, Public Utility Revenue, AMBAC, 5%, 2031	$1,500,000	$1,575,315
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	470,000	480,519
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	1,034,830
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	473,301
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	945,000	1,022,405
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	822,893
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	283,142
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	6,000,000	6,695,280
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,108,480
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	491,841
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	455,223
		$14,443,229

Issuer	Shares/Par	Value ($)

Utilities - Other - 0.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$314,463
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	161,519
		$475,982
Water & Sewer Utility Revenue - 11.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$1,200,000	$1,284,888
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,153,440
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	375,000	458,243
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032 (f)	2,000,000	2,152,600
Fort Smith, AR, Water & Sewer Rev., “C”, AGM, 5.25%, 2020	1,315,000	1,374,307
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,305,146
King County, WA, Sewer Rev., 5%, 2038	1,625,000	1,733,534
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	844,290
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,135,480
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	764,063
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,224,850
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,795,465
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,672,843
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	771,357
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,054,180
South Blount County, TN, Utility District Waterworks Rev., AGM, 5.25%, 2039	925,000	1,019,572
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,381,260
		$24,125,518
Total Municipal Bonds (Identified Cost, $190,423,705)		$201,283,341

Money Market Funds (v) - 2.7%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	5,738,177	$5,738,177
Total Investments (Identified Cost, $196,161,882)		$207,021,518

Other Assets, Less Liabilities - 1.6%		3,324,840
Net Assets - 100.0%		$210,346,358

14

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	32	$4,279,000	December - 2010	$28,913

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,142,797	December - 2010	$(11,381)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

15

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.6%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 3.1%
Orange County, CA, Airport Rev., “A”, 5%, 2031	$1,310,000	$1,381,980
Port of Oakland, CA, “A”, NATL, 5%, 2026	2,880,000	2,886,682
Sacramento County, CA, Airport Systems Rev., 5%, 2040	2,000,000	2,062,100
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	3,000,000	3,107,430
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,566,884
		$12,005,076
General Obligations - General Purpose - 3.1%
State of California, 5%, 2034	$2,200,000	$2,225,410
State of California, 6%, 2039	3,000,000	3,348,630
State of California, 5.5%, 2040	4,000,000	4,259,600
State of California, AMBAC, 7%, 2010	2,000,000	2,000,000
		$11,833,640
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$85,000	$96,707
Guam Government, “A”, 5.25%, 2037	815,000	762,498
Guam Government, “A”, 7%, 2039	95,000	107,278
		$966,483
General Obligations - Schools - 16.1%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,447,572
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	4,335,000	1,785,023
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	395,710
Campbell, CA, Union School District, Capital Appreciation, “A”, 0%, 2035	4,000,000	2,224,200
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,200,666
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	4,900,000	5,164,992
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	282,340
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	779,430
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,279,284
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,302,450
Desert, CA, Community College District, “C”, AGM, 5%, 2037	3,500,000	3,681,370
El Monte, CA, Union High School District, (Election of 2008), “A”, ASSD GTY, 5.5%, 2034	2,000,000	2,164,300

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation,”A”, ASSD GTY, 0%, 2034	$1,000,000	$640,430
Foothill-De Anza, CA, Community College District (Election of 1999), Capital Appreciation, “B”, FGIC, 0%, 2025	1,500,000	746,910
Glendale, CA, Community College District, (Election 2002), “D”, NATL, 5%, 2031	2,710,000	2,856,232
Hayward, CA, Unified School District, (Election 2008), 5%, 2033	2,000,000	2,014,920
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	3,485,000	997,372
Long Beach, CA, Community College District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 2028	1,375,000	534,861
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	2,108,420
Los Angeles, CA, Unified School District, “KRY”, 5.25%, 2023	4,485,000	5,200,044
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2041	7,080,000	1,070,992
Menlo Park, CA, City School District (Election of 2006), Capital Appreciation, 0%, 2044	5,000,000	1,989,600
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 2034	2,395,000	2,551,370
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	3,000,000	773,190
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	522,490
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,262,300
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,451,707
Oceanside, CA, Union School District (Election of 2000), “C”, NATL, 5.25%, 2032	1,940,000	1,979,692
Oceanside, CA, Union School District, Capital Appreciation, ASSD GTY, 0%, 2031	3,210,000	968,200
Sacramento, CA, City Unified School District, Capital Appreciation, AGM, 0%, 2025	5,510,000	2,687,888
San Diego, CA, Community College (Election of 2002), 5.25%, 2033	875,000	952,193
San Diego, CA, Unified School District (Election of 1998), AGM, 5.25%, 2028	1,200,000	1,419,552
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,043,424
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,173,380

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	$2,000,000	$850,240
Shasta, CA, Union High School District (Election 2001), Capital Appreciation, NATL, 0%, 2027	2,020,000	805,596
Walnut Valley, CA, Union School District (Election of 2000), Capital Appreciation, “E”, AGM, 0%, 2028	1,535,000	591,804
Washington, CA, Union School District, (Election of 1999), “A”, FGIC, 5.625%, 2021	1,000,000	1,037,210
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	1,690,000	565,677
		$61,503,031
Healthcare Revenue - Hospitals - 20.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,048,260
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 2039	1,000,000	1,120,780
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,655,265
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,073,940
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	1,029,920
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2039	2,835,000	2,871,288
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,191,160
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,074,020
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,705,920
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,985,200
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2036	1,000,000	1,022,720
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	1,000,000	1,072,240
California Health Facilities Financing Authority Rev. (Stanford Hospital), “B”, 5.25%, 2031	2,000,000	2,120,680
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	3,033,510
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,724,415

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	$1,000,000	$1,027,670
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,917,320
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,000,000	987,190
California Statewide Communities Development Authority Rev., 5%, 2035	3,300,000	3,245,022
California Statewide Communities Development Authority Rev. (Daughters of Charity Health), “A”, 5.25%, 2024	1,000,000	974,150
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,160,720
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CHCLI, 5.5%, 2023	1,000,000	1,074,440
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CALHF, 5%, 2018	2,000,000	2,001,860
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2027	2,000,000	2,025,920
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,005,870
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	2,026,840
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	4,020,320
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,930,000	2,007,335
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.625%, 2042	2,000,000	2,024,300
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	3,018,300
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,761,160
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,588,275
California Valley Health Systems, COP, 6.875%, 2023 (d)	385,000	211,750
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,027,290

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	$3,000,000	$3,043,170
Northern Inyo County, CA, Local Hospital District Rev., 6.375%, 2025	835,000	869,427
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,000,000	2,206,640
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,833,980
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,606,474
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	1,013,500
Torrance, CA, Rev. (Torrance Memorial Medical Center), “A”, 5%, 2040	3,000,000	2,999,850
Washington Township, CA, Health Care District Rev., 5%, 2018	1,000,000	1,005,640
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,074,350
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,102,380
		$79,590,461
Healthcare Revenue - Long Term Care - 2.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$2,615,000	$2,705,610
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	1,000,000	1,028,120
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,532,010
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	893,540
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,500,000	1,526,640
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	1,012,120
		$8,698,040
Industrial Revenue - Environmental Services - 0.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,250,000	$1,291,900

Industrial Revenue - Other - 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$999,950
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	975,197
		$1,975,147
Miscellaneous Revenue - Entertainment & Tourism - 0.2%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$783,938

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,272,687
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,385,118
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	893,620
		$6,551,425
Parking - 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,048,180

Sales & Excise Tax Revenue - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,770,000	$1,920,397

Single Family Housing - Local - 0.0%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$10,000	$10,554
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	15,000	15,792
		$26,346
Single Family Housing - State - 2.4%
California Housing Finance Agency Rev., (Housing Project), “A”, 4.95%, 2036	$3,400,000	$2,859,026
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,357,860
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,602,200
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, AGM, 0%, 2019	685,000	416,144
California Housing Finance Agency Rev., Home Mortgage, Capital Appreciation, NATL, 0%, 2028	2,425,000	875,328
		$9,110,558
Solid Waste Revenue - 0.8%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, LOC, 5.125%, 2014	$825,000	$825,503
South Bayside Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 6.25%, 2029	2,000,000	2,237,260
		$3,062,763
State & Agency - Other - 0.7%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$2,225,000	$2,516,075

State & Local Agencies - 10.0%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019	$725,000	$896,441

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	$2,500,000	$2,541,200
California Public Works Board Lease Rev., 6.25%, 2034	1,500,000	1,626,240
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,000,000	2,144,940
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,206,760
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,583,561
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.949%, 2037	2,320,000	1,505,402
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,763,654
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	3,500,000	3,281,390
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 4.55%, 2022	3,000,000	3,001,770
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	2,120,000	2,142,663
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,923,140
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,078,120
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	2,610,000	2,899,371
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	1,095,000	1,095,000
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,007,630
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	3,243,060
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	2,229,805
		$38,170,147
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$485,437
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	156,443
		$641,880
Tax Assessment - 5.0%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,351,423

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	$3,350,000	$3,354,891
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,798,545
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,001,520
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,762,174
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,262,550
San Diego, CA, Redevelopment Agency, Tax Allocation Rev. (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,395,754
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,082,940
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,087,270
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, Capital Appreciation, NATL, 0%, 2026	4,720,000	1,838,440
		$18,935,507
Tobacco - 3.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)(f)	$2,645,000	$3,064,497
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,170,000	2,404,816
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	6,038,880
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	5,000,000	269,100
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	5,000,000	442,300
		$12,219,593
Toll Roads - 0.1%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,480

Universities - Colleges - 8.6%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,635,375
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	802,048

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	$1,150,000	$1,082,806
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	2,007,780
California Educational Facilities Authority Rev. (Loyola Marymount University), “A”, 5.125%, 2040	1,500,000	1,563,045
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,503,550
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	4,485,000	4,664,310
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,334,620
California Educational Facilities Authority Rev. (Santa Clara University), “A”, NATL, 5%, 2027	1,340,000	1,421,566
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	639,427
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,087,137
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,473,135
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,373,246
California Educational Facilities Authority Rev. (University of The Pacific), 5.5%, 2039	1,800,000	1,934,190
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,137,520
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,566,420
California State University Rev., “A”, 5.25%, 2034	2,400,000	2,588,736
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	947,620
		$32,762,531
Universities - Dormitories - 1.0%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,726,060
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,067,140
		$3,793,200
Universities - Secondary Schools - 1.3%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	$1,300,000	$1,321,268
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,078,590
Los Angeles, CA, COP, 5.7%, 2018	1,600,000	1,604,848
San Marcos, CA, School Financing Authority Lease Rev., AGM, 5%, 2040	1,000,000	1,031,370
		$5,036,076

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 1.2%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$2,035,180
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,584,875
		$4,620,055
Utilities - Municipal Owned - 3.2%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$4,073,386
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	3,220,440
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,740,000	1,820,893
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,232,020
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	801,232
		$12,147,971
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,143,645
Long Beach, CA, Bond Financing Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,306,621
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,479,714
		$6,929,980
Water & Sewer Utility Revenue - 6.8%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,202,375
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,219,415
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	21,968
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	22,825
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, AGM, 5%, 2037	4,000,000	4,035,000
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,925,993
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	2,030,480
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,840,380
Sacramento County, CA, Sanitation District, Financing Authority Rev., NATL, 5%, 2035	960,000	1,000,387
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	384,090
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	1,500,000	1,616,430
Santa Paula, CA, Utility Authority, Water Rev., 5.25%, 2040	3,000,000	3,181,320

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	$2,750,000	$2,819,933
Woodland, CA, Financing Authority Wastewater Rev., 5%, 2033	1,750,000	1,784,545
		$26,085,141
Total Municipal Bonds (Identified Cost, $354,552,424)		$364,726,021

Money Market Funds (v) - 3.0%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	11,504,403	$11,504,403
Total Investments (Identified Cost, $366,056,827)		$376,230,424

Other Assets, Less Liabilities - 1.4%		5,464,834
Net Assets - 100.0%		$381,695,258

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	177	$23,668,219	December - 2010	$159,925

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	35	$4,411,641	December - 2010	$(23,432)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.3%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 3.9%
Greater Orlando Aviation Authority, Airport Facilities Rev., “A”, 5%, 2039	$500,000	$521,979
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, AGM, 5%, 2041	1,000,000	1,013,140
Pensacola, FL, Airport Rev., “B”, NATL, 5.625%, 2014	305,000	305,933
		$1,841,052
General Obligations - General Purpose - 3.5%
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	$500,000	$517,240
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,121,130
		$1,638,370
General Obligations - Schools - 9.4%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$1,545,000	$1,739,469
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	1,000,000	1,153,370
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	501,660
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,038,520
		$4,433,019
Healthcare Revenue - Hospitals - 22.6%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$390,000	$396,685
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	105,000	110,650
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	1,184,920
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	316,029
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,366
Jacksonville, FL, Health Facilities Rev. (Ascension Health), “A”, 5.25%, 2032	1,000,000	1,026,460
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	503,205
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	306,552
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	515,055
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	255,878

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$30,000	$31,201
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	320,000	331,917
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	225,000	236,311
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	516,035
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,014,980
Palm Beach County, FL, Health Facilities Authority Rev. (Bethesda Memorial Hospital), “A”, AGM, 5.25%, 2040	500,000	512,685
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	553,230
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	512,330
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	504,435
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	265,000	275,862
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	77,066
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	302,841
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	625,000	627,550
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	320,000	355,155
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	130,000	133,397
		$10,722,795
Healthcare Revenue - Long Term Care - 0.8%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$235,370
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	120,485
		$355,855
Human Services - 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$304,155

22

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Chemicals - 1.5%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$513,960
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	201,154
		$715,114
Industrial Revenue - Environmental Services - 0.7%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2018 (b)	$300,000	$321,033

Industrial Revenue - Other - 1.4%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2013 (b)(n)	$160,000	$171,422
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	505,270
		$676,692
Miscellaneous Revenue - Other - 3.3%
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	$750,000	$806,078
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	115,000	106,870
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	505,460
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	190,000	168,418
		$1,586,826
Multi-Family Housing Revenue - 2.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$500,000	$502,135
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	795,000	795,374
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), AGM, 4.3%, 2012	50,000	51,186
		$1,348,695
Sales & Excise Tax Revenue - 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	$490,000	$122,975
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	838,016
		$960,991
Single Family Housing - Local - 0.1%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$19,000	$20,479
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	20,000	20,440
		$40,919

Issuer	Shares/Par	Value ($)

Single Family Housing - State - 1.5%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$690,000	$689,952

Solid Waste Revenue - 1.1%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$200,498
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	326,954
		$527,452
State & Local Agencies - 3.5%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$80,000	$85,798
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	1,000,000	1,049,710
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	514,580
		$1,650,088
Tax - Other - 0.3%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$135,352

Tax Assessment - 2.7%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$175,000	$106,664
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	185,000	142,319
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	115,000	104,658
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	105,000	102,571
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (d)	85,000	42,500
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	80,000	79,002
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (d)	200,000	64,000
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	100,000	92,913
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	80,000	74,493
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	35,000	34,805
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	75,000	60,930
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	47,999
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	144,291

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	$125,000	$103,313
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012 (d)	155,000	58,125
		$1,258,583
Tobacco - 3.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$485,000	$390,604
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,050,000	766,878
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	251,945
		$1,409,427
Universities - Colleges - 8.4%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$612,141
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,199,184
Florida Higher Educational Facilities, Financial Authority Rev. (Rollins College), 5%, 2037	500,000	514,540
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	582,975
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,069,720
		$3,978,560
Utilities - Investor Owned - 1.2%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$569,795

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 3.2%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$470,036
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,044,840
		$1,514,876
Utilities - Other - 1.1%
Palm Beach, FL, Rev., “A”, 5%, 2034	$500,000	$539,475

Water & Sewer Utility Revenue - 16.7%
Clearwater, FL, Water & Sewer Rev., “A”, 5.25%, 2039	$500,000	$539,140
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039 (f)	1,000,000	1,058,020
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	1,500,000	1,551,690
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,028,360
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,053,063
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	737,748
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	1,885,000	1,965,735
		$7,933,756
Total Municipal Bonds (Identified Cost, $44,233,969)		$45,152,832

Money Market Funds (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	532,430	$532,430
Total Investments (Identified Cost, $44,766,399)		$45,685,262

Other Assets, Less Liabilities - 3.6%		1,700,365
Net Assets - 100.0%		$47,385,627

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	8	$1,069,750	December - 2010	$7,228

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	5	$630,234	December - 2010	$(3,347)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.1%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$776,857
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	768,052
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,038,720
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	343,024
		$2,926,653
General Obligations - General Purpose - 2.5%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$530,955
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	532,670
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	249,300
State of California, 6%, 2039	420,000	468,808
		$1,781,733
General Obligations - Improvement - 0.5%
Guam Government, “A”, 6.75%, 2029	$185,000	$210,480
Guam Government, “A”, 5.25%, 2037	100,000	93,558
Guam Government, “A”, 7%, 2039	25,000	28,231
		$332,269
General Obligations - Schools - 2.5%
Fayette County, GA, School District, AGM, 4.9%, 2024	$575,000	$627,325
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,177,690
		$1,805,015
Healthcare Revenue - Hospitals - 15.2%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$794,918
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	357,850
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	197,628
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	565,735
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	515,120
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	796,237
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	360,202

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	$750,000	$781,283
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Healthcare), “A”, 5.25%, 2034	500,000	502,645
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	328,203
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), AGM, 5%, 2041	500,000	509,295
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	507,970
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	68,711
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	224,378
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	215,128
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	145,942
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	41,602
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	400,000	414,896
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	136,535
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	187,247
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	768,390
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	315,000	327,912
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	115,647
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold), 5.375%, 2040	500,000	507,165
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	508,835
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	239,674
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	427,296

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	$260,000	$254,181
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	165,000	169,311
		$10,969,936
Healthcare Revenue - Long Term Care - 0.7%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$139,872
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	209,088
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	167,368
		$516,328
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$549,645

Industrial Revenue - Other - 1.3%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$760,192
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	162,533
		$922,725
Industrial Revenue - Paper - 1.2%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$147,999
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	146,622
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	562,900
		$857,521
Miscellaneous Revenue - Other - 0.3%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	$305,000	$88,102
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	295,000	103,105
		$191,207
Multi-Family Housing Revenue - 1.2%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$900,000	$900,711

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - 3.7%
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037 (f)	$1,500,000	$1,592,295
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	294,216
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	318,376
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	285,000	299,259
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	650,000	163,131
		$2,667,277
Single Family Housing Revenue - Local - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 2040	$500,000	$513,020

Single Family Housing - State - 5.1%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,005,700
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	530,000	533,313
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	863,049
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	761,258
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	514,690
		$3,678,010
State & Agency - Other - 6.6%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$1,012,080
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	500,000	511,580
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	167,115
Fulton County, GA, Facilities Corp. (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,014,070
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,046,120
		$4,750,965
State & Local Agencies - 2.6%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$105,000	$112,609
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,078,550
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	522,655
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	125,858
		$1,839,672

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$81,815
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	26,973
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	295,000	323,630
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	51,163
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	51,869
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	194,807
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	194,256
		$924,513
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$150,357
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	113,372
		$263,729
Tobacco - 0.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$77,077
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	90,000	72,483
		$149,560
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$220,524

Universities - Colleges - 20.4%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$545,870
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2024	250,000	235,285
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Capital Appreciation, 0%, 2031	250,000	223,662
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	531,400
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	525,890
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	530,510
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	507,100

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	$500,000	$515,340
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,131,620
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	774,555
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	534,265
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	562,500
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	998,689
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	276,485
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), SYNCORA, 5%, 2032	500,000	530,440
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,030,260
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	256,817
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	333,087
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	461,747
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	101,169
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	319,872
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	564,325
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5%, 2038	1,000,000	1,079,830
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5.25%, 2039	500,000	555,120
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	528,760
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	1,052,130
		$14,706,728
Universities - Dormitories - 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$505,565

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 0.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	$160,000	$181,034

Utilities - Municipal Owned - 5.6%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,481,038
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	168,285
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	338,175
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	115,568
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,067,090
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	435,000	455,223
Summerville, GA, Public Utility Rev., 5.75%, 2026 (c)	350,000	376,233
		$4,001,612
Utilities - Other - 1.0%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	$250,000	$258,695
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	262,395
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	236,754
		$757,844
Water & Sewer Utility Revenue - 15.1%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$563,625
Atlanta, GA, Water & Wastewater Rev., AGM, 5%, 2037	870,000	894,134

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	$1,000,000	$1,061,560
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	903,240
Cherokee County, GA, Water & Sewer Authority Rev., AGM, 5%, 2035	1,000,000	1,071,400
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,076,720
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	145,000	177,187
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	1,830,000	2,000,428
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,237,350
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), AGM, 5%, 2038	750,000	802,073
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), AGM, 5%, 2038	1,000,000	1,062,220
		$10,849,937
Total Municipal Bonds (Identified Cost, $63,977,071)		$67,763,733

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,637,779	$1,637,779
Total Investments (Identified Cost, $65,614,850)		$69,401,512

Other Assets, Less Liabilities - 3.5%		2,508,807
Net Assets - 100.0%		$71,910,319

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	24	$3,209,250	December - 2010	$21,685

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	7	$882,328	December - 2010	$(4,687)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.2%
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	$550,000	$571,846
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	750,000	801,060
		$1,372,906
General Obligations - General Purpose - 9.9%
Baltimore, MD, Public Improvement, “A”, AGM, 5%, 2027	$1,050,000	$1,186,826
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	266,508
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	447,117
Maryland State & Local Facilities, 5%, 2020	3,500,000	4,105,465
Maryland State & Local Facilities, “C”, 5%, 2019 (f)	2,000,000	2,454,560
Maryland State, “B”, 5%, 2018	2,000,000	2,420,240
State of California, 6%, 2039	720,000	803,671
		$11,684,387
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$70,000	$79,641
Guam Government, “A”, 7%, 2039	80,000	90,339
		$169,980
Healthcare Revenue - Hospitals - 24.3%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$590,000	$607,199
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	387,052
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	830,000	884,456
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	621,604
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	643,258
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	512,845
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,179,220
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,029,170
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,029,130
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,021,880

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	$245,000	$248,746
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	701,430
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	971,920
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), 5%, 2040	1,000,000	1,048,970
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	755,858
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	764,483
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	992,956
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	594,018
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	2,000,000	2,206,300
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	823,728
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	756,653
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,005,370
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,092,560
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,016,360
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	506,060
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,025,730
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	506,930
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	511,825

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.119%, 2022 (p)	$1,250,000	$1,571,000
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	67,603
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	685,000	710,509
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	507,225
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	480,000	504,130
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	458,936
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	575,000	598,569
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	210,268
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	470,000	497,382
		$28,571,333
Healthcare Revenue - Long Term Care - 1.0%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$368,380
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	233,553
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	230,955
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	171,015
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	58,383
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	90,361
		$1,152,647
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$230,000	$238,827
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	559,723
		$798,550
Industrial Revenue - Environmental Services - 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$694,292

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$515,970
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	375,000	380,936
		$896,906
Miscellaneous Revenue - Other - 1.4%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,643,008

Multi-Family Housing Revenue - 5.5%
Maryland Community Development Administration (Waters Landing II Apartments), Department of Housing & Community Development, “A”, FRN, GNMA, 5.875%, 2033	$1,500,000	$1,521,405
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	1,000,000	985,120
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	500,190
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	2,500,000	2,505,725
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	1,001,440
		$6,513,880
Parking - 2.0%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,341,857
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	1,000,000	1,034,500
		$2,376,357
Sales & Excise Tax Revenue - 2.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$352,008
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	564,184
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,060,000	1,120,812
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,100,000	276,067
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	435,000	457,624
		$2,770,695

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$25,000	$25,335

Single Family Housing - State - 4.4%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,544,340
Maryland Community Development Administration, Department of Housing & Community Development, 5.65%, 2048	840,000	891,005
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	225,000	226,872
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	660,000	660,376
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	650,000	697,320
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	994,380
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	155,000	156,686
		$5,170,979
State & Agency - Other - 2.9%
Howard County, MD, COP, 8%, 2019	$680,000	$986,367
Howard County, MD, COP, 8%, 2019	385,000	558,458
Howard County, MD, COP, 8%, 2019	805,000	1,167,685
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	671,382
		$3,383,892
State & Local Agencies - 1.8%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$170,000	$182,320
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	420,000	450,118
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	196,996
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	1,040,000	1,242,134
		$2,071,568
Tax - Other - 3.0%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,500,000	$1,694,985
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	325,000	354,533
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	48,551
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	559,495
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	533,156

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	$285,000	$307,572
		$3,498,292
Tax Assessment - 3.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$350,000	$355,610
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	1,555,000	1,688,186
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	413,924
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	246,000	175,403
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,541,820
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	467,645
		$4,642,588
Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$137,026
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	160,000	128,859
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	412,184
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	295,000	203,526
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	155,000	150,398
		$1,031,993
Toll Roads - 2.8%
Maryland Transportation Authority Facilities Projects Rev., AGM, 5%, 2037	$3,000,000	$3,251,790

Transportation - Special Tax - 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,549,712
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,843,232
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	576,558
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	526,739
		$4,496,241
Universities - Colleges - 11.2%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$165,000	$165,549
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,697,312

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	$1,000,000	$931,900
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	527,000
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,050,420
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5%, 2040	1,000,000	1,022,560
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,642,080
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	763,995
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,500,000	1,675,290
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	558,322
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,098,200
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,016,180
		$13,148,808
Universities - Dormitories - 1.7%
Maryland Economic Development Corp., Collegiate Housing Rev. (Salisbury), “A”, 6%, 2019	$1,000,000	$1,011,650
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	1,001,440
		$2,013,090
Universities - Secondary Schools - 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)	$500,000	$221,415
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	398,960
		$620,375
Utilities - Investor Owned - 1.1%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$590,765
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	385,000	436,359
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	275,000	311,152
		$1,338,276

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 1.9%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$1,360,000	$1,361,904
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	608,715
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	213,801
		$2,184,420
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$420,896
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	204,401
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	104,206
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	146,552
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	244,012
		$1,120,067
Water & Sewer Utility Revenue - 7.1%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.532%, 2020 (p)	$3,000,000	$4,202,280
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,400,760
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	428,296
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,076,720
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	293,275
		$8,401,331
Total Municipal Bonds (Identified Cost, $108,238,254)		$115,043,986

Money Market Funds (v) - 1.1%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,331,861	$1,331,861
Total Investments (Identified Cost, $109,570,115)		$116,375,847

Other Assets, Less Liabilities - 1.1%		1,255,890
Net Assets - 100.0%		$117,631,737

32

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	48	$6,418,500	December - 2010	$43,370

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	11	$1,386,516	December - 2010	$(7,364)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

33

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.0%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,310,049
Massachusetts Port Authority Rev., “B”, 5%, 2034	1,000,000	1,082,460
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	330,000	401,547
		$2,794,056
General Obligations - General Purpose - 4.0%
Commonwealth of Massachusetts, “A”, 5%, 2032	$3,000,000	$3,288,810
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	3,118,100
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	941,234
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	708,685
State of California, 6%, 2039	1,555,000	1,735,707
State of Massachusetts, “A”, 5%, 2039	1,000,000	1,082,630
		$10,875,166
General Obligations - Improvement - 0.5%
Guam Government, “A”, 6.75%, 2029	$685,000	$779,345
Guam Government, “A”, 5.25%, 2037	395,000	369,554
Guam Government, “A”, 7%, 2039	75,000	84,693
		$1,233,592
Healthcare Revenue - Hospitals - 15.6%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$1,315,000	$1,353,332
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	1,000,000	1,038,540
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	801,352
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	562,146
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,186,006
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2017 (c)	15,000	16,263
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,049,280
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	552,695

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	$1,350,000	$1,375,002
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	956,330
Massachusetts Health & Educational Facilities Authority Rev. (Cape Cod Healthcare Obligation), 5%, 2031	1,000,000	1,033,210
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,001,740
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	20,553
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2032 (c)	1,575,000	1,740,863
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,602,135
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,086,810
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	62,779
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	808,170
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,320,584
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,569,484
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,500,000	1,463,925
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,496,805
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,464,270
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2019 (c)	815,000	878,260
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	1,050,531
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025 (c)	45,000	48,222

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	$100,000	$102,633
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,082,220
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare), “J-1”, 5%, 2039	2,000,000	2,096,500
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	918,980
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	744,381
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,025,550
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	1,016,210
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,019,860
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	1,988,260
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	655,000	681,370
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	56,954
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	179,738
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	431,048
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,503,860
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	894,522
		$42,281,373
Healthcare Revenue - Long Term Care - 1.0%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$448,895
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	539,894
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	364,625
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	536,180
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	500,000	535,010

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	$20,000	$21,255
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	140,069
		$2,585,928
Healthcare Revenue - Other - 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,110,820

Industrial Revenue - Airlines - 1.1%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,140,182
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,826,223
		$2,966,405
Industrial Revenue - Environmental Services - 0.3%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (a)	$750,000	$825,068

Industrial Revenue - Other - 1.6%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,694,447
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,106,069
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	604,419
		$4,404,935
Miscellaneous Revenue - Other - 3.3%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$808,495
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,434,263
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,656,405
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	2,050,000	2,205,329
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,098,920
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	1,125,000	324,968
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,100,000	384,461
		$8,912,841

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 4.7%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,203,723
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,543,375
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,343,255
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	995,020
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,749,535
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	721,022
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,256,517
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,410,710
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,375,000	1,376,306
		$12,599,463
Sales & Excise Tax Revenue - 7.5%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5.25%, 2031	$2,000,000	$2,429,660
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,257,611
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2020	3,375,000	4,162,894
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	1,000,000	1,200,570
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	6,000,000	1,954,200
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,108,780
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	965,656
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,139,219
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	705,000	745,446
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,195,308
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,060,000	1,113,032
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	985,000	1,036,230
		$20,308,606
Single Family Housing Revenue - Local - 1.1%
Boston Housing Authority Capital Program Rev., AGM, 5%, 2028	$3,000,000	$3,079,110

Issuer	Shares/Par	Value ($)

Single Family Housing - State - 2.4%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,504,755
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,633,645
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,180,000	1,172,413
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,104,980
		$6,415,793
Solid Waste Revenue - 0.8%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$300,000	$303,438
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,936,550
		$2,239,988
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,474,775

State & Local Agencies - 4.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.949%, 2037	$1,370,000	$888,966
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5.25%, 2023	1,000,000	1,083,170
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,159,480
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	5,254,745
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,856,165
		$11,242,526
Student Loan Revenue - 3.3%
Massachusetts Educational Financing Authority Education Loan Rev., “I”, 6%, 2028	$1,500,000	$1,627,095
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	91,247
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,420,000	2,674,003
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,259,950
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,361,047
		$9,013,342
Tax - Other - 2.7%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,650,000	$1,864,484

36

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$283,626
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	91,708
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,889,558
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,151,903
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	695,814
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,230,000	1,261,119
		$7,238,212
Tobacco - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$269,769
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	320,000	257,718
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	410,000	299,448
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	370,216
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.3% to 2037	1,560,000	1,000,693
		$2,197,844
Toll Roads - 1.8%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2026	$2,500,000	$2,699,400
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2035	2,000,000	2,154,700
		$4,854,100
Universities - Colleges - 23.2%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,147,195
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,500,000	2,640,200
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	1,500,000	1,614,660
Massachusetts Development Finance Agency Rev. (Brandeis University), “N”, 5%, 2039	3,000,000	3,140,700
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-1”, 5%, 2035	1,000,000	1,052,490
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,949,360
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 2040	3,000,000	3,032,970
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,018,520
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,032,090

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	$2,000,000	$2,025,200
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	4,250,000	4,348,558
Massachusetts Development Finance Agency Rev. (Pharmacy & Allied Health Sciences), 5.75%, 2033 (c)	1,000,000	1,147,740
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,401,088
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,500,000	2,627,725
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2032 (c)	1,115,000	1,248,477
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,505,205
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 2040	1,000,000	1,040,380
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	1,000,000	1,043,910
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	2,075,180
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,170,069
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,727,340
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,077,590
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038 (f)	2,000,000	2,161,140
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,264,900
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,578,300
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	581,295
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	2,500,000	2,597,625
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	810,053
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	268,083
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	687,258
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	321,009

37

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	$2,000,000	$2,182,460
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	936,556
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,025,653
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	2,000,000	2,059,520
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,053,240
Massachusetts Industrial Finance Agency Rev. (Brandeis University), Capital Appreciation, “C”, NATL, 0%, 2010	1,000,000	1,000,000
Massachusetts Industrial Finance Agency Rev. (Brandeis University), Capital Appreciation, “C”, NATL, 0%, 2011	500,000	492,715
University of Massachusetts Building Authority Project Rev., 5%, 2034	1,000,000	1,074,190
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	250,000	263,285
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	250,000	262,518
		$62,686,447
Universities - Secondary Schools - 4.3%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$1,080,000	$1,093,781
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	1,004,090
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,156,216
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,062,020
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	522,810
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,500,000	1,680,255
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2035	2,000,000	2,158,780
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,002,660
		$11,680,612
Utilities - Investor Owned - 1.0%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (a)	$1,000,000	$1,089,540
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	775,000	878,385
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (a)	560,000	633,618
		$2,601,543

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 2.5%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$620,550
Long Island Power Authority, Electric Systems Rev., “C”, AGM, 5%, 2035	1,480,000	1,550,759
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	741,711
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	1,365,000	1,634,779
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,100,000	2,197,629
		$6,745,428
Utilities - Other - 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$847,053
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	424,525
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	218,833
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	498,408
		$1,988,819
Water & Sewer Utility Revenue - 4.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,168,240
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030	2,310,000	2,876,689
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,485,460
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,077
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	169,803
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	152,128
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	77,033
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,975,041
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 2034	655,000	709,326
Massachusetts Water Resources Authority, General Rev., “J”, AGM, 5%, 2023	500,000	528,265
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	785,573
		$11,952,635
Total Municipal Bonds (Identified Cost, $239,805,894)		$257,309,427

Money Market Funds (v) - 2.7%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	7,262,653	$7,262,653
Total Investments (Identified Cost, $247,068,547)		$264,572,080

Other Assets, Less Liabilities - 2.2%		6,049,062
Net Assets - 100.0%		$270,621,142

38

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	116	$15,511,375	December - 2010	$104,809

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	25	$3,151,172	December - 2010	$(16,737)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $783,938, representing 0.21% of net assets for the California Fund and $171,422, representing 0.36% of net assets for the Florida Fund.
(p)	Primary inverse floater.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CHCLI	California Health Construction Loan Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid
SYNCORA	Syncora Guarantee Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

39

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/10 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$81,489,510	$190,423,705	$354,552,424	$44,233,969
Underlying funds, at cost and net asset value	796,568	5,738,177	11,504,403	532,430
Total investments, at identified cost	$82,286,078	$196,161,882	$366,056,827	$44,766,399
Unrealized appreciation (depreciation)	4,675,327	10,859,636	10,173,597	918,863
Total investments, at value	$86,961,405	$207,021,518	$376,230,424	$45,685,262
Cash	—	—	—	69,941
Receivables for
Daily variation margin on open futures contracts	—	—	—	47
Investments sold	45,000	2,631,633	3,930,000	2,050,000
Fund shares sold	96,766	367,507	1,607,056	—
Interest	1,155,826	2,696,861	4,870,573	950,112
Receivable from investment adviser	2,191	—	—	—
Other assets	162	312	584	110
Total assets	$88,261,350	$212,717,831	$386,638,637	$48,755,472

Liabilities
Payables for
Distributions	$106,011	$252,371	$655,721	$85,469
Daily variation margin on open futures contracts	1,078	141	7,235	—
Investments purchased	—	2,000,444	3,100,260	1,072,016
Fund shares reacquired	24,209	53,620	1,053,061	171,199
Payable to affiliates
Investment adviser	2,171	5,186	9,418	1,171
Shareholder servicing costs	11,314	16,561	46,816	6,236
Distribution and service fees	1,388	4,230	9,022	400
Administrative services fee	125	219	351	96
Payable for independent Trustees’ compensation	6,735	6,494	14,726	6,487
Accrued expenses and other liabilities	24,756	32,207	46,769	26,771
Total liabilities	$177,787	$2,371,473	$4,943,379	$1,369,845
Net assets	$88,083,563	$210,346,358	$381,695,258	$47,385,627

Net assets consist of
Paid-in capital	$83,952,175	$199,229,526	$374,827,019	$47,026,956
Unrealized appreciation (depreciation) on investments	4,699,118	10,877,167	10,310,090	922,744
Accumulated net realized gain (loss) on investments	(624,688)	129,303	(3,917,752)	(578,375)
Undistributed net investment income	56,958	110,362	475,901	14,302
Net assets	$88,083,563	$210,346,358	$381,695,258	$47,385,627

40

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net assets
Class A	$83,654,617	$201,723,085	$331,833,414	$44,015,214
Class B	4,428,946	8,623,273	9,831,696	3,370,413
Class C	—	—	40,030,148	—
Total net assets	$88,083,563	$210,346,358	$381,695,258	$47,385,627

Shares of beneficial interest outstanding
Class A	7,993,540	19,795,291	57,778,709	4,520,476
Class B	423,218	845,413	1,711,310	346,102
Class C	—	—	6,946,201	—
Total shares of beneficial interest outstanding	8,416,758	20,640,704	66,436,220	4,866,578

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.47	$10.19	$5.74	$9.74
Offering price per share (100 / 95.25 × net asset value per share)	$10.99	$10.70	$6.03	$10.23

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.46	$10.20	$5.75	$9.74

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$—	$5.76	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

41

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/10	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$63,977,071	$108,238,254	$239,805,894
Underlying funds, at cost and net asset value	1,637,779	1,331,861	7,262,653
Total investments, at identified cost	$65,614,850	$109,570,115	$247,068,547
Unrealized appreciation (depreciation)	3,786,662	6,805,732	17,503,533
Total investments, at value	$69,401,512	$116,375,847	$264,572,080
Receivables for
Investments sold	1,525,000	15,000	2,712,000
Fund shares sold	177,688	63,155	474,301
Interest	980,123	1,474,822	3,516,379
Other assets	129	205	386
Total assets	$72,084,452	$117,929,029	$271,275,146

Liabilities
Payables for
Distributions	$88,562	$151,873	$407,183
Daily variation margin on open futures contracts	734	1,797	4,516
Fund shares reacquired	37,679	90,271	165,578
Payable to affiliates
Investment adviser	1,772	2,902	6,671
Shareholder servicing costs	9,915	11,782	18,770
Distribution and service fees	1,110	1,835	4,176
Administrative services fee	113	148	265
Payable for independent Trustees’ compensation	7,595	10,368	10,377
Accrued expenses and other liabilities	26,653	26,316	36,468
Total liabilities	$174,133	$297,292	$654,004
Net assets	$71,910,319	$117,631,737	$270,621,142

Net assets consist of
Paid-in capital	$68,386,687	$111,436,782	$252,980,514
Unrealized appreciation (depreciation) on investments	3,803,660	6,841,738	17,591,605
Accumulated net realized gain (loss) on investments	(363,967)	(797,008)	(318,522)
Undistributed net investment income	83,939	150,225	367,545
Net assets	$71,910,319	$117,631,737	$270,621,142

42

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$68,845,274	$112,207,526	$259,190,398
Class B	3,065,045	5,424,211	11,430,744
Total net assets	$71,910,319	$117,631,737	$270,621,142

Shares of beneficial interest outstanding
Class A	6,359,803	9,948,817	22,761,138
Class B	282,110	481,124	1,002,078
Total shares of beneficial interest outstanding	6,641,913	10,429,941	23,763,216

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.83	$11.28	$11.39
Offering price per share (100 / 95.25 × net asset value per share)	$11.37	$11.84	$11.96

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.86	$11.27	$11.41

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

43

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/10 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net investment income
Interest	$2,139,235	$4,799,964	$9,997,800	$1,301,049
Dividends from underlying funds	2,600	8,443	11,676	625
Total investment income	$2,141,835	$4,808,407	$10,009,476	$1,301,674
Expenses
Management fee	$194,907	$448,568	$848,398	$108,966
Distribution and service fees	127,353	280,359	662,752	74,564
Shareholder servicing costs	27,091	50,588	106,686	15,909
Administrative services fee	11,276	19,008	31,175	8,776
Independent Trustees’ compensation	2,591	4,299	8,384	2,509
Custodian fee	13,115	20,398	33,838	10,729
Shareholder communications	3,848	6,186	11,133	3,468
Auditing fees	21,770	21,770	21,770	21,770
Legal fees	3,409	2,422	10,466	3,615
Registration fees	12,436	15,212	20,103	13,838
Miscellaneous	13,481	19,063	27,466	12,163
Total expenses	$431,277	$887,873	$1,782,171	$276,307
Fees paid indirectly	(5)	(1)	(2)	(5)
Reduction of expenses by investment adviser and/or distributor	(8,806)	(147,964)	(253,174)	(60,169)
Net expenses	$422,466	$739,908	$1,528,995	$216,133
Net investment income	$1,719,369	$4,068,499	$8,480,481	$1,085,541

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$6,227	$37,542	$(30,026)	$(172,550)
Futures contracts	(642,277)	(678,647)	(3,479,596)	(214,303)
Net realized gain (loss) on investments	$(636,050)	$(641,105)	$(3,509,622)	$(386,853)
Change in unrealized appreciation (depreciation)
Investments	$2,438,821	$5,392,994	$15,146,422	$1,179,515
Futures contracts	19,093	10,591	112,995	930
Net unrealized gain (loss) on investments	$2,457,914	$5,403,585	$15,259,417	$1,180,445
Net realized and unrealized gain (loss) on investments	$1,821,864	$4,762,480	$11,749,795	$793,592
Change in net assets from operations	$3,541,233	$8,830,979	$20,230,276	$1,879,133

See Notes to Financial Statements

44

Statements of Operations (unaudited) – continued

Six months ended 9/30/10	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,772,003	$2,909,262	$6,599,971
Dividends from underlying funds	1,738	4,060	8,173
Total investment income	$1,773,741	$2,913,322	$6,608,144
Expenses
Management fee	$156,648	$261,064	$585,466
Distribution and service fees	98,870	167,123	372,978
Shareholder servicing costs	22,251	39,643	71,053
Administrative services fee	10,111	13,291	23,174
Independent Trustees’ compensation	2,514	4,202	8,015
Custodian fee	13,087	15,828	25,021
Shareholder communications	3,731	5,698	8,037
Auditing fees	21,770	21,770	21,770
Legal fees	2,075	3,171	1,627
Registration fees	12,101	13,573	13,548
Miscellaneous	14,255	15,714	22,284
Total expenses	$357,413	$561,077	$1,152,973
Fees paid indirectly	(2)	(1)	(2)
Reduction of expenses by investment adviser	(220)	(368)	(823)
Net expenses	$357,191	$560,708	$1,152,148
Net investment income	$1,416,550	$2,352,614	$5,455,996

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$135,383	$47,839	$480,516
Futures contracts	(469,119)	(921,253)	(2,285,059)
Net realized gain (loss) on investments	$(333,736)	$(873,414)	$(1,804,543)
Change in unrealized appreciation (depreciation)
Investments	$1,824,265	$4,403,372	$8,884,566
Futures contracts	13,458	29,696	72,181
Net unrealized gain (loss) on investments	$1,837,723	$4,433,068	$8,956,747
Net realized and unrealized gain (loss) on investments	$1,503,987	$3,559,654	$7,152,204
Change in net assets from operations	$2,920,537	$5,912,268	$12,608,200

See Notes to Financial Statements

45

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/10 (unaudited)	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$1,719,369	$4,068,499	$8,480,481	$1,085,541
Net realized gain (loss) on investments	(636,050)	(641,105)	(3,509,622)	(386,853)
Net unrealized gain (loss) on investments	2,457,914	5,403,585	15,259,417	1,180,445
Change in net assets from operations	$3,541,233	$8,830,979	$20,230,276	$1,879,133

Distributions declared to shareholders
From net investment income	$(1,703,929)	$(3,972,997)	$(8,266,213)	$(1,072,420)
Change in net assets from fund share transactions	$1,927,385	$18,265,168	$(6,038,071)	$(3,984,610)
Total change in net assets	$3,764,689	$23,123,150	$5,925,992	$(3,177,897)

Net assets
At beginning of period	84,318,874	187,223,208	375,769,266	50,563,524
At end of period	$88,083,563	$210,346,358	$381,695,258	$47,385,627
Undistributed net investment income included in net assets at end of period	$56,958	$110,362	$475,901	$14,302

Six months ended 9/30/10 (unaudited)		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$1,416,550	$2,352,614	$5,455,996
Net realized gain (loss) on investments		(333,736)	(873,414)	(1,804,543)
Net unrealized gain (loss) on investments		1,837,723	4,433,068	8,956,747
Change in net assets from operations		$2,920,537	$5,912,268	$12,608,200

Distributions declared to shareholders
From net investment income		$(1,383,126)	$(2,306,992)	$(5,290,778)
Change in net assets from fund share transactions		$3,197,439	$594,244	$12,775,945
Total change in net assets		$4,734,850	$4,199,520	$20,093,367

Net assets
At beginning of period		67,175,469	113,432,217	250,527,775
At end of period		$71,910,319	$117,631,737	$270,621,142
Undistributed net investment income included in net assets at end of period		$83,939	$150,225	$367,545

See Notes to Financial Statements

46

Statements of Changes in Net Assets – continued

Year ended 3/31/10	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,472,800	$7,288,581	$16,998,280	$2,299,863
Net realized gain (loss) on investments	664,386	313,282	2,390,734	(68,420)
Net unrealized gain (loss) on investments	4,938,657	8,235,078	25,111,088	3,559,012
Change in net assets from operations	$9,075,843	$15,836,941	$44,500,102	$5,790,455

Distributions declared to shareholders
From net investment income	$(3,345,125)	$(6,949,478)	$(16,635,846)	$(2,275,569)
From net realized gain on investments	(705,054)	(348,419)	—	—
Total distributions declared to shareholders	$(4,050,179)	$(7,297,897)	$(16,635,846)	$(2,275,569)
Change in net assets from fund share transactions	$4,088,778	$31,473,233	$7,439,316	$(1,333,728)
Total change in net assets	$9,114,442	$40,012,277	$35,303,572	$2,181,158

Net assets
At beginning of period	75,204,432	147,210,931	340,465,694	48,382,366
At end of period	$84,318,874	$187,223,208	$375,769,266	$50,563,524
Undistributed net investment income included in net assets at end of period	$41,518	$14,860	$261,633	$1,181

Year ended 3/31/10		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,663,287	$4,794,139	$10,050,396
Net realized gain (loss) on investments		167,247	211,184	1,381,498
Net unrealized gain (loss) on investments		3,498,748	7,593,846	14,139,237
Change in net assets from operations		$6,329,282	$12,599,169	$25,571,131

Distributions declared to shareholders
From net investment income		$(2,630,751)	$(4,685,612)	$(9,840,253)
From net realized gain on investments		(168,927)	(5,735)	(1,290,564)
Total distributions declared to shareholders		$(2,799,678)	$(4,691,347)	$(11,130,817)
Change in net assets from fund share transactions		$6,146,031	$4,063,916	$33,816,194
Total change in net assets		$9,675,635	$11,971,738	$48,256,508

Net assets
At beginning of period		57,499,834	101,460,479	202,271,267
At end of period		$67,175,469	$113,432,217	$250,527,775
Undistributed net investment income included in net assets at end of period		$50,515	$104,603	$202,327

See Notes to Financial Statements

47

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$10.25		$9.60	$10.17	$10.45	$10.47		$10.62

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.43	$0.48	$0.49	(z)	$0.46
Net realized and unrealized gain (loss) on investments	0.22		0.72	(0.50)	(0.28)	(0.01	)(z)	(0.15)
Total from investment operations	$0.43		$1.16	$(0.07)	$0.20	$0.48		$0.31

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.44)	$(0.46)	$(0.45)		$(0.46)
From net realized gain on investments	—		(0.09)	(0.06)	(0.02)	(0.05)		—
Total distributions declared to shareholders	$(0.21)		$(0.51)	$(0.50)	$(0.48)	$(0.50)		$(0.46)
Net asset value, end of period	$10.47		$10.25	$9.60	$10.17	$10.45		$10.47
Total return (%) (r)(s)(t)	4.20	(n)	12.25	(0.59)	2.03	4.66		2.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.97	1.01	1.34	1.40		1.33
Expenses after expense reductions (f)	0.93	(a)	0.93	0.84	1.09	1.15		1.08
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.80	0.82	0.86		0.87
Net investment income	4.01	(a)	4.33	4.36	4.67	4.70	(z)	4.37
Portfolio turnover	10		27	35	17	9		9
Net assets at end of period (000 Omitted)	$83,655		$78,842	$68,320	$71,315	$73,560		$74,204

See Notes to Financial Statements

48

Financial Highlights – continued

MFS® ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$10.24		$9.60	$10.17	$10.45	$10.47		$10.62

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.36	$0.40	$0.41	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.22		0.72	(0.50)	(0.27)	(0.01	)(z)	(0.15)
Total from investment operations	$0.39		$1.08	$(0.14)	$0.13	$0.40		$0.23

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.37)	$(0.39)	$(0.37)		$(0.38)
From net realized gain on investments	—		(0.09)	(0.06)	(0.02)	(0.05)		—
Total distributions declared to shareholders	$(0.17)		$(0.44)	$(0.43)	$(0.41)	$(0.42)		$(0.38)
Net asset value, end of period	$10.46		$10.24	$9.60	$10.17	$10.45		$10.47
Total return (%) (r)(s)(t)	3.81	(n)	11.31	(1.34)	1.27	3.88		2.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	1.76	2.09	2.15		2.08
Expenses after expense reductions (f)	1.68	(a)	1.68	1.58	1.84	1.90		1.83
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.55	1.57	1.61		1.62
Net investment income	3.28	(a)	3.60	3.62	3.92	3.93	(z)	3.61
Portfolio turnover	10		27	35	17	9		9
Net assets at end of period (000 Omitted)	$4,429		$5,477	$6,884	$8,555	$10,421		$13,443
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

49

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$9.95		$9.43	$9.80	$10.08	$10.04		$10.17

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.43	$0.46	$0.50	(z)	$0.45
Net realized and unrealized gain (loss) on investments	0.23		0.53	(0.29)	(0.25)	(0.01	)(z)	(0.13)
Total from investment operations	$0.44		$0.95	$0.14	$0.21	$0.49		$0.32

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.43)	$(0.47)	$(0.45)		$(0.45)
From net realized gain on investments	—		(0.02)	(0.08)	(0.02)	—		—
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.51)	$(0.49)	$(0.45)		$(0.45)
Net asset value, end of period	$10.19		$9.95	$9.43	$9.80	$10.08		$10.04
Total return (%) (r)(s)(t)	4.49	(n)	10.17	1.61	2.07	5.02		3.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.84	0.83	1.06	1.14		1.10
Expenses after expense reductions (f)	0.71	(a)	0.74	0.66	0.81	0.89		0.85
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.60	0.60	0.66		0.67
Net investment income	4.11	(a)	4.32	4.48	4.60	4.98	(z)	4.45
Portfolio turnover	8		9	23	9	10		10
Net assets at end of period (000 Omitted)	$201,723		$179,094	$141,100	$138,938	$127,477		$122,067

See Notes to Financial Statements

50

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$9.96		$9.44	$9.81	$10.09	$10.05		$10.18

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.35	$0.38	$0.43	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.23		0.52	(0.28)	(0.25)	(0.01	)(z)	(0.14)
Total from investment operations	$0.40		$0.87	$0.07	$0.13	$0.42		$0.24

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)	$(0.36)	$(0.39)	$(0.38)		$(0.37)
From net realized gain on investments	—		(0.02)	(0.08)	(0.02)	—		—
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.44)	$(0.41)	$(0.38)		$(0.37)
Net asset value, end of period	$10.20		$9.96	$9.44	$9.81	$10.09		$10.05
Total return (%) (r)(s)(t)	4.07	(n)	9.30	0.85	1.30	4.21		2.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.59	1.59	1.81	1.91		1.87
Expenses after expense reductions (f)	1.51	(a)	1.52	1.42	1.56	1.66		1.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.35	1.36	1.43		1.44
Net investment income	3.30	(a)	3.53	3.71	3.86	4.21	(z)	3.68
Portfolio turnover	8		9	23	9	10		10
Net assets at end of period (000 Omitted)	$8,623		$8,129	$6,111	$6,727	$8,992		$10,648
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

51

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$5.56		$5.15	$5.56	$5.88	$5.84		$5.88

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.27	$0.26	$ 0.27	(z)	$0.28
Net realized and unrealized gain (loss) on investments	0.18		0.41	(0.42)	(0.32)	0.03	(z)	(0.03)
Total from investment operations	$0.31		$0.67	$(0.15)	$(0.06)	$0.30		$0.25

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.26)	$(0.26)	$(0.26)		$(0.28)
From net realized gain on investments	—		—	—	—	—		(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.26)	$(0.26)	$(0.26)		$(0.29)
Net asset value, end of period	$5.74		$5.56	$5.15	$5.56	$5.88		$5.84
Total return (%) (r)(s)(t)	5.58	(n)	13.11	(2.66)	(1.05)	5.30		4.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.81	0.81	0.99	1.11		1.09
Expenses after expense reductions (f)	0.69	(a)	0.71	0.63	0.74	0.86		0.84
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.56	0.55	0.60		0.63
Net investment income	4.62	(a)	4.78	5.05	4.46	4.66	(z)	4.69
Portfolio turnover	11		31	27	30	16		9
Net assets at end of period (000 Omitted)	$331,833		$324,093	$291,509	$339,099	$366,861		$291,656

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$5.57		$5.15	$5.56	$5.88	$5.84		$5.88

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.23	$0.21	$0.23	(z)	$0.23
Net realized and unrealized gain (loss) on investments	0.18		0.41	(0.42)	(0.31)	0.03	(z)	(0.03)
Total from investment operations	$0.29		$0.63	$(0.19)	$(0.10)	$0.26		$0.20

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)	$(0.22)	$(0.22)	$(0.22)		$(0.23)
From net realized gain on investments	—		—	—	—	—		(0.01)
Total distributions declared to shareholders	$(0.11)		$(0.21)	$(0.22)	$(0.22)	$(0.22)		$(0.24)
Net asset value, end of period	$5.75		$5.57	$5.15	$5.56	$5.88		$5.84
Total return (%) (r)(s)(t)	5.17	(n)	12.47	(3.39)	(1.80)	4.51		3.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.56	1.57	1.75	1.88		1.85
Expenses after expense reductions (f)	1.47	(a)	1.47	1.39	1.50	1.62		1.60
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.32	1.31	1.37		1.39
Net investment income	3.85	(a)	4.03	4.29	3.70	3.91	(z)	3.94
Portfolio turnover	11		31	27	30	16		9
Net assets at end of period (000 Omitted)	$9,832		$13,866	$19,477	$31,239	$47,127		$58,338
See Notes to Financial Statements

52

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class C
Net asset value, beginning of period	$5.58		$5.16	$5.58	$5.90	$5.86		$5.90

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.22	$0.20	$0.22	(z)	$0.23
Net realized and unrealized gain (loss) on investments	0.17		0.42	(0.42)	(0.31)	0.03	(z)	(0.04)
Total from investment operations	$0.28		$0.63	$(0.20)	$(0.11)	$0.25		$0.19

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.21)	$(0.21)		$(0.22)
From net realized gain on investments	—		—	—	—	—		(0.01)
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.22)	$(0.21)	$(0.21)		$(0.23)
Net asset value, end of period	$5.76		$5.58	$5.16	$5.58	$5.90		$5.86
Total return (%) (r)(s)(t)	5.09	(n)	12.27	(3.70)	(1.93)	4.36		3.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.60	1.70	1.89	2.01		1.99
Expenses after expense reductions (f)	1.59	(a)	1.60	1.53	1.64	1.76		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.46	1.45	1.50		1.53
Net investment income	3.70	(a)	3.85	4.14	3.55	3.77	(z)	3.79
Portfolio turnover	11		31	27	30	16		9
Net assets at end of period (000 Omitted)	$40,030		$37,810	$29,480	$27,862	$30,492		$29,880
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

53

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$9.58		$8.91	$9.64	$10.09	$10.05		$10.09

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.44	$0.46	$0.46	(z)	$0.45
Net realized and unrealized gain (loss) on investments	0.16		0.66	(0.71)	(0.47)	0.02	(z)	(0.04)
Total from investment operations	$0.38		$1.10	$(0.27)	$(0.01)	$0.48		$0.41

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.44)	$(0.44)	$(0.44)		$(0.45)
From net realized gain on investments	—		—	(0.02)	—	—		—
Total distributions declared to shareholders	$(0.22)		$(0.43)	$(0.46)	$(0.44)	$(0.44)		$(0.45)
Net asset value, end of period	$9.74		$9.58	$8.91	$9.64	$10.09		$10.05
Total return (%) (r)(s)(t)	3.97	(n)	12.58	(2.84)	(0.08)	4.92		4.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.00	0.80	1.16	1.19		1.11
Expenses after expense reductions (f)	0.83	(a)	0.83	0.63	0.91	0.94		0.86
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	0.61	0.64		0.64
Net investment income	4.54	(a)	4.67	4.82	4.60	4.53	(z)	4.46
Portfolio turnover	15		5	34	7	9		17
Net assets at end of period (000 Omitted)	$44,015		$46,440	$43,401	$51,504	$63,590		$70,402

See Notes to Financial Statements

54

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$9.58		$8.92	$9.65	$10.09	$10.05		$10.09

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.37	$0.38	$0.38	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.16		0.65	(0.71)	(0.45)	0.03	(z)	(0.04)
Total from investment operations	$0.34		$1.02	$(0.34)	$(0.07)	$0.41		$0.34

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.37)	$(0.37)	$(0.37)		$(0.38)
From net realized gain on investments	—		—	(0.02)	—	—		—
Total distributions declared to shareholders	$(0.18)		$(0.36)	$(0.39)	$(0.37)	$(0.37)		$(0.38)
Net asset value, end of period	$9.74		$9.58	$8.92	$9.65	$10.09		$10.05
Total return (%) (r)(s)(t)	3.57	(n)	11.60	(3.59)	(0.73)	4.12		3.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.75	1.57	1.92	1.96		1.87
Expenses after expense reductions (f)	1.61	(a)	1.60	1.39	1.67	1.71		1.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	1.37	1.40		1.40
Net investment income	3.76	(a)	3.90	4.03	3.85	3.77	(z)	3.70
Portfolio turnover	15		5	34	7	9		17
Net assets at end of period (000 Omitted)	$3,370		$4,124	$4,981	$7,497	$10,906		$14,970
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

55

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$10.59		$9.99	$10.64	$10.83	$10.80		$10.99

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.47	$0.46	$0.47	(z)	$0.46
Net realized and unrealized gain (loss) on investments	0.23		0.62	(0.48)	(0.20)	0.01	(z)	(0.18)
Total from investment operations	$0.45		$1.07	$(0.01)	$0.26	$0.48		$0.28

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.44)	$(0.45)	$(0.45)		$(0.47)
From net realized gain on investments	—		(0.03)	(0.20)	—	—		—
Total distributions declared to shareholders	$(0.21)		$(0.47)	$(0.64)	$(0.45)	$(0.45)		$(0.47)
Net asset value, end of period	$10.83		$10.59	$9.99	$10.64	$10.83		$10.80
Total return (%) (r)(s)(t)	4.34	(n)	10.84	0.04	2.43	4.55		2.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.03	1.06	1.41	1.47		1.39
Expenses after expense reductions (f)	0.99	(a)	1.00	0.89	1.16	1.22		1.14
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.87	0.88	0.93		0.93
Net investment income	4.10	(a)	4.26	4.55	4.29	4.37	(z)	4.22
Portfolio turnover	10		16	26	26	6		5
Net assets at end of period (000 Omitted)	$68,845		$63,964	$53,156	$49,477	$51,015		$51,681

See Notes to Financial Statements

56

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$10.63		$10.02	$10.68	$10.87	$10.84		$11.00

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.39	$0.38	$0.40	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.22		0.63	(0.49)	(0.20)	0.00	(w)(z)	(0.18)
Total from investment operations	$0.40		$1.00	$(0.10)	$0.18	$0.40		$0.23

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.36)	$(0.37)	$(0.37)		$(0.39)
From net realized gain on investments	—		(0.03)	(0.20)	—	—		—
Total distributions declared to shareholders	$(0.17)		$(0.39)	$(0.56)	$(0.37)	$(0.37)		$(0.39)
Net asset value, end of period	$10.86		$10.63	$10.02	$10.68	$10.87		$10.84
Total return (%) (r)(s)(t)	3.83	(n)	10.08	(0.79)	1.67	3.77		2.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.78	1.80	2.16	2.22		2.14
Expenses after expense reductions (f)	1.74	(a)	1.75	1.62	1.91	1.97		1.89
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.61	1.63	1.68		1.68
Net investment income	3.34	(a)	3.51	3.78	3.54	3.63	(z)	3.72
Portfolio turnover	10		16	26	26	6		5
Net assets at end of period (000 Omitted)	$3,065		$3,212	$4,344	$6,780	$8,175		$9,816
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

57

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal year. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010		2009	2008	2007		2006
Class A
Net asset value, beginning of period	$10.93		$10.15		$10.83	$11.30	$11.27		$11.49

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.48		$0.48	$0.50	$0.50	(z)	$0.50
Net realized and unrealized gain (loss) on investments	0.34		0.77		(0.65)	(0.48)	0.04	(z)	(0.15)
Total from investment operations	$0.57		$1.25		$(0.17)	$0.02	$0.54		$0.35

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.47)		$(0.47)	$(0.47)	$(0.48)		$(0.50)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.02)	(0.03)		(0.07)
Total distributions declared to shareholders	$(0.22)		$(0.47)		$(0.51)	$(0.49)	$(0.51)		$(0.57)
Net asset value, end of period	$11.28		$10.93		$10.15	$10.83	$11.30		$11.27
Total return (%) (r)(s)(t)	5.29	(n)	12.49		(1.57)	0.15	4.88		3.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.95		1.11	1.26	1.29		1.19
Expenses after expense reductions (f)	0.93	(a)	0.95		0.94	1.01	1.04		0.94
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		0.89	0.88	0.91		0.94
Net investment income	4.09	(a)	4.47		4.67	4.46	4.48	(z)	4.38
Portfolio turnover	7		24		24	7	16		9
Net assets at end of period (000 Omitted)	$112,208		$107,182		$93,075	$103,894	$117,598		$115,307

See Notes to Financial Statements

58

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010		2009	2008	2007		2006
Class B
Net asset value, beginning of period	$10.93		$10.14		$10.83	$11.29	$11.26		$11.49

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40		$0.42	$0.42	$0.43	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.33		0.78		(0.67)	(0.46)	0.03	(z)	(0.17)
Total from investment operations	$0.52		$1.18		$(0.25)	$(0.04)	$0.46		$0.26

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)		$(0.40)	$(0.40)	$(0.40)		$(0.42)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.02)	(0.03)		(0.07)
Total distributions declared to shareholders	$(0.18)		$(0.39)		$(0.44)	$(0.42)	$(0.43)		$(0.49)
Net asset value, end of period	$11.27		$10.93		$10.14	$10.83	$11.29		$11.26
Total return (%) (r)(s)(t)	4.80	(n)	11.77		(2.31)	(0.41)	4.21		2.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.70		1.77	1.91	1.95		1.84
Expenses after expense reductions (f)	1.68	(a)	1.70		1.59	1.66	1.70		1.59
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		1.55	1.53	1.56		1.59
Net investment income	3.35	(a)	3.75		4.01	3.81	3.83	(z)	3.72
Portfolio turnover	7		24		24	7	16		9
Net assets at end of period (000 Omitted)	$5,424		$6,251		$8,385	$12,153	$16,515		$21,011
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

59

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$11.07		$10.35	$10.91	$11.25	$11.22		$11.31

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.48	$0.49	$0.44	$ 0.51	(z)	$0.48
Net realized and unrealized gain (loss) on investments	0.31		0.77	(0.52)	(0.26)	0.02	(z)	(0.05)
Total from investment operations	$0.55		$1.25	$(0.03)	$0.18	$0.53		$0.43

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.48)	$(0.47)	$(0.47)		$(0.48)
From net realized gain on investments	—		(0.06)	(0.05)	(0.05)	(0.03)		(0.04)
Total distributions declared to shareholders	$(0.23)		$(0.53)	$(0.53)	$(0.52)	$(0.50)		$(0.52)
Net asset value, end of period	$11.39		$11.07	$10.35	$10.91	$11.25		$11.22
Total return (%) (r)(s)(t)	5.02	(n)	12.31	(0.21)	1.69	4.80		3.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.87	1.04	1.35	1.39		1.34
Expenses after expense reductions (f)	0.85	(a)	0.87	0.87	1.10	1.14		1.09
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.83	0.82	0.87		0.90
Net investment income	4.23	(a)	4.44	4.69	4.00	4.57	(z)	4.23
Portfolio turnover	11		21	40	20	5		10
Net assets at end of period (000 Omitted)	$259,190		$236,724	$185,105	$189,804	$189,049		$196,992

See Notes to Financial Statements

60

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$11.09		$10.37	$10.93	$11.27	$11.24		$11.33

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.42	$0.37	$0.44	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.31		0.77	(0.52)	(0.26)	0.02	(z)	(0.05)
Total from investment operations	$0.51		$1.17	$(0.10)	$0.11	$0.46		$0.36

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.41)	$(0.40)	$(0.40)		$(0.41)
From net realized gain on investments	—		(0.06)	(0.05)	(0.05)	(0.03)		(0.04)
Total distributions declared to shareholders	$(0.19)		$(0.45)	$(0.46)	$(0.45)	$(0.43)		$(0.45)
Net asset value, end of period	$11.41		$11.09	$10.37	$10.93	$11.27		$11.24
Total return (%) (r)(s)(t)	4.62	(n)	11.45	(0.86)	1.04	4.12		3.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.62	1.70	2.00	2.04		1.99
Expenses after expense reductions (f)	1.60	(a)	1.62	1.53	1.75	1.79		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.48	1.48	1.52		1.55
Net investment income	3.49	(a)	3.70	4.01	3.35	3.92	(z)	3.58
Portfolio turnover	11		21	40	20	5		10
Net assets at end of period (000 Omitted)	$11,431		$13,804	$17,166	$24,353	$31,415		$36,924
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

61

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

62

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Investments at Value
Municipal Bonds	$—	$86,164,837	$—	$86,164,837
Mutual Funds	796,568	—	—	796,568
Total Investments	$796,568	$86,164,837	$—	$86,961,405

Other Financial Instruments
Futures	$23,791	$—	$—	$23,791

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$201,283,341	$—	$201,283,341
Mutual Funds	5,738,177	—	—	5,738,177
Total Investments	$5,738,177	$201,283,341	$—	$207,021,518

Other Financial Instruments
Futures	$17,532	$—	$—	$17,532

California Fund
Investments at Value
Municipal Bonds	$—	$364,726,021	$—	$364,726,021
Mutual Funds	11,504,403	—	—	11,504,403
Total Investments	$11,504,403	$364,726,021	$—	$376,230,424

Other Financial Instruments
Futures	$136,493	$—	$—	$136,493

Florida Fund
Investments at Value
Municipal Bonds	$—	$45,152,832	$—	$45,152,832
Mutual Funds	532,430	—	—	532,430
Total Investments	$532,430	$45,152,832	$—	$45,685,262

Other Financial Instruments
Futures	$3,881	$—	$—	$3,881

Georgia Fund
Investments at Value
Municipal Bonds	$—	$67,763,733	$—	$67,763,733
Mutual Funds	1,637,779	—	—	1,637,779
Total Investments	$1,637,779	$67,763,733	$—	$69,401,512

Other Financial Instruments
Futures	$16,998	$—	$—	$16,998

Maryland Fund
Investments at Value
Municipal Bonds	$—	$115,043,986	$—	$115,043,986
Mutual Funds	1,331,861	—	—	1,331,861
Total Investments	$1,331,861	$115,043,986	$—	$116,375,847

Other Financial Instruments
Futures	$36,006	$—	$—	$36,006

63

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total

Massachusetts Fund
Investments at Value
Municipal Bonds	$—	$257,309,427	$—	$257,309,427
Mutual Funds	7,262,653	—	—	7,262,653
Total Investments	$7,262,653	$257,309,427	$—	$264,572,080

Other Financial Instruments
Futures	$88,072	$—	$—	$88,072

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Each fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of each fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Each fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by each fund at September 30, 2010 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative	Asset Derivatives	Liability Derivatives
Alabama Fund	Interest Rate Contracts	Interest Rate Futures	$29,816	$(6,025)
Arkansas Fund	Interest Rate Contracts	Interest Rate Futures	28,913	(11,381)
California Fund	Interest Rate Contracts	Interest Rate Futures	159,925	(23,432)
Florida Fund	Interest Rate Contracts	Interest Rate Futures	7,228	(3,347)
Georgia Fund	Interest Rate Contracts	Interest Rate Futures	21,685	(4,687)
Maryland Fund	Interest Rate Contracts	Interest Rate Futures	43,370	(7,364)
Massachusetts Fund	Interest Rate Contracts	Interest Rate Futures	104,809	(16,737)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the funds’ Statements of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund for the six months ended September 30, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate Contracts	$(642,277)
Arkansas Fund	Interest Rate Contracts	(678,647)
California Fund	Interest Rate Contracts	(3,479,596)
Florida Fund	Interest Rate Contracts	(214,303)
Georgia Fund	Interest Rate Contracts	(469,119)
Maryland Fund	Interest Rate Contracts	(921,253)
Massachusetts Fund	Interest Rate Contracts	(2,285,059)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund for the six months ended September 30, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Alabama Fund	Interest Rate Contracts	$19,093
Arkansas Fund	Interest Rate Contracts	10,591
California Fund	Interest Rate Contracts	112,995
Florida Fund	Interest Rate Contracts	930
Georgia Fund	Interest Rate Contracts	13,458
Maryland Fund	Interest Rate Contracts	29,696
Massachusetts Fund	Interest Rate Contracts	72,181

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Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – Each fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring,

65

Notes to Financial Statements (unaudited) – continued

incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2010, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/10	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$705,054	$265,035	$—	$—	$1,221	$45	$545,751
Tax-exempt income	3,345,125	6,949,478	16,635,846	2,275,569	2,630,751	4,685,612	9,840,253
Long-term capital gain	—	83,384	—	—	167,706	5,690	744,813
Total distributions	$4,050,179	$7,297,897	$16,635,846	$2,275,569	$2,799,678	$4,691,347	$11,130,817

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/10	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$82,176,220	$196,161,882	$365,349,063	$44,677,935	$65,472,543	$109,381,888	$247,068,547
Gross appreciation	$4,892,104	$11,331,261	$18,305,564	$1,997,383	$4,001,230	$7,801,083	$18,233,020
Gross depreciation	(106,919)	(471,625)	(7,424,203)	(990,056)	(72,261)	(807,124)	(729,487)
Net unrealized appreciation (depreciation)	$4,785,185	$10,859,636	$10,881,361	$1,007,327	$3,928,969	$6,993,959	$17,503,533

As of 3/31/10
Undistributed ordinary income	25,709	27,917	—	—	—	23,201	613,631
Undistributed tax-exempt income	342,209	663,304	1,722,671	144,641	289,424	519,240	1,138,473
Undistributed long-term capital gain	—	—	—	—	—	—	296,574
Capital loss carryforwards	—	—	(1,103,409)	(282,320)	(153,718)	—	—
Post-October capital loss deferral	(105,264)	(21,485)	—	(17,012)	—	(125,604)	—
Other temporary differences	(300,691)	(648,444)	(1,461,038)	(143,460)	(238,909)	(414,637)	(936,146)
Net unrealized appreciation (depreciation)	2,332,121	6,237,558	(4,254,048)	(149,891)	2,089,424	2,587,479	9,210,674

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Notes to Financial Statements (unaudited) – continued

As of March 31, 2010, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	California Fund	Florida Fund	Georgia Fund
3/31/16	$(40,368)	$—	$—
3/31/17	(1,063,041)	(53,158)	—
3/31/18	—	(229,162)	(153,718)
Total	$(1,103,409)	$(282,320)	$(153,718)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund		Florida Fund
	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10
Class A	$1,621,502	$3,131,555	$3,839,660	$6,711,942	$7,342,318	$14,630,282	$1,003,010	$2,092,590
Class B	82,427	213,570	133,337	237,536	228,036	686,988	69,410	182,979
Class C	—	—	—	—	695,859	1,318,576	—	—
Total	$1,703,929	$3,345,125	$3,972,997	$6,949,478	$8,266,213	$16,635,846	$1,072,420	$2,275,569

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10
Class A	$1,331,826	$2,499,999	$2,210,611	$4,414,262	$5,076,823	$9,257,973
Class B	51,300	130,752	96,381	271,350	213,955	582,280
Total	$1,383,126	$2,630,751	$2,306,992	$4,685,612	$5,290,778	$9,840,253

From net realized gain on investments

	Alabama Fund		Arkansas Fund		Georgia Fund		Maryland Fund
	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10
Class A	$—	$655,596	$—	$333,734	$—	$159,490	$—	$5,375
Class B	—	49,458	—	14,685	—	9,437	—	360
Total	$—	$705,054	$—	$348,419	$—	$168,927	$—	$5,735

	Massachusetts Fund
	Six months ended 9/30/10	Year ended 3/31/10
Class A	$—	$1,208,212
Class B	—	82,352
Total	$—	$1,290,564

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including

67

Notes to Financial Statements (unaudited) – continued

interest expenses and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	1.00%	0.95%
Class B	1.68%	1.75%	1.70%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until October 31, 2010 for the Georgia Fund and July 31, 2011 for the Alabama Fund and the Maryland Fund. For the six months ended September 30, 2010, these reductions amounted to $8,531 for the Alabama Fund and are reflected as reductions of total expenses in the Statements of Operations. For the six months ended September 30, 2010, the actual operating expenses for the Georgia Fund and the Maryland Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the Georgia Fund and the Maryland Fund expenses.

Effective November 1, 2010, the investment adviser has agreed in writing to pay a portion of the Georgia Fund’s total annual operating expenses exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed 0.95% of the fund’s average daily net assets for Class A shares and 1.70% of the fund’s average daily net assets for Class B shares. This written agreement will continue at least until October 31, 2011, after which MFS may increase such annual expense limitation to 1.00% of the fund’s average daily net assets for Class A shares and 1.75% of the fund’s average daily net assets for Class B shares without a vote of the fund’s Board of Trustees.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2010, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$19,268	$91,480	$47,481	$5,907	$22,140	$18,605	$48,742

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$101,925
Arkansas Fund	—	0.25%	0.25%	0.10%	238,819
California Fund	—	0.25%	0.25%	0.10%	407,523
Florida Fund	—	0.25%	0.25%	0.00%	55,861
Georgia Fund	—	0.25%	0.25%	0.25%	83,078
Maryland Fund	—	0.25%	0.25%	0.25%	137,672
Massachusetts Fund	—	0.25%	0.25%	0.25%	309,350

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$25,428
Arkansas Fund	0.75%	0.25%	1.00%	0.90%	41,540
California Fund	0.75%	0.25%	1.00%	0.88%	60,994
Florida Fund	0.75%	0.25%	1.00%	0.78%	18,703
Georgia Fund	0.75%	0.25%	1.00%	1.00%	15,792
Maryland Fund	0.75%	0.25%	1.00%	1.00%	29,451
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	63,628

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Notes to Financial Statements (unaudited) – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$194,235

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$127,353	$280,359	$662,752	$74,564	$98,870	$167,123	$372,978

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2010, based on each class’ average daily net assets.

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2011. This reduction amounted to $143,292 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. This reduction amounted to $4,043 which is shown as a reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2011. This reduction amounted to $244,515 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. This reduction amounted to $7,460 which is shown as a reduction of total expenses in the Statements of Operations.

Florida Fund: MFD has agreed in writing to reduce the Class A service fee to 0.00%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2011. This reduction amounted to $55,860 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. This reduction amounted to $4,154 which is shown as a reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2010, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$10,000	$—	$—	$—	$5,076
Class B	1,026	7,297	8,846	3	222	746	4,022
Class C	N/A	N/A	2,021	N/A	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2010, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$10,975	$25,989	$51,077	$6,842	$9,098	$20,759	$39,393
Percentage of average daily net assets	0.0253%	0.0261%	0.0271%	0.0283%	0.0261%	0.0358%	0.0303%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$16,116	$24,599	$55,609	$9,067	$13,153	$18,884	$31,660

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Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2010 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0260%	0.0191%	0.0165%	0.0362%	0.0290%	0.0229%	0.0178%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense for each fund. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$342	$370	$608	$367	$313	$573	$582

The liability for deferred retirement benefits payable to certain independent Trustees in connection with the DB plan amounted to the following at September 30, 2010, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$6,721	$6,467	$14,710	$6,459	$7,575	$10,370	$10,327

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2010, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$324	$743	$1,417	$183	$260	$435	$972

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$275	$629	$1,199	$155	$220	$368	$823

Each fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$9,848,701	$29,810,565	$41,712,417	$6,991,328	$6,918,347	$9,959,374	$28,272,124
Sales	$8,474,470	$16,078,746	$61,637,692	$11,824,018	$6,482,642	$7,766,886	$27,093,986

70

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/10		Year ended 3/31/10		Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	695,625	$7,203,151	1,459,582	$14,771,757	2,366,394	$23,784,127	4,010,435	$39,315,304
Class B	6,203	64,183	27,279	273,331	163,615	1,647,169	301,635	2,973,205
	701,828	$7,267,334	1,486,861	$15,045,088	2,530,009	$25,431,296	4,312,070	$42,288,509

Shares issued to shareholders in reinvestment of distributions
Class A	94,926	$983,632	233,138	$2,362,427	236,437	$2,381,595	450,786	$4,435,544
Class B	5,019	51,958	18,221	184,367	8,602	86,728	15,125	149,003
	99,945	$1,035,590	251,359	$2,546,794	245,039	$2,468,323	465,911	$4,584,547

Shares reacquired
Class A	(492,507)	$(5,106,058)	(1,111,094)	$(11,202,857)	(813,821)	$(8,193,828)	(1,420,327)	$(13,943,704)
Class B	(122,637)	(1,269,481)	(227,766)	(2,300,247)	(143,367)	(1,440,623)	(147,772)	(1,456,119)
	(615,144)	$(6,375,539)	(1,338,860)	$(13,503,104)	(957,188)	$(9,634,451)	(1,568,099)	$(15,399,823)

Net change
Class A	298,044	$3,080,725	581,626	$5,931,327	1,789,010	$17,971,894	3,040,894	$29,807,144
Class B	(111,415)	(1,153,340)	(182,266)	(1,842,549)	28,850	293,274	168,988	1,666,089
	186,629	$1,927,385	399,360	$4,088,778	1,817,860	$18,265,168	3,209,882	$31,473,233

	California Fund
	Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,750,482	$21,194,793	9,025,895	$49,189,461
Class B	61,791	349,123	244,889	1,338,564
Class C	580,280	3,289,636	1,835,576	10,011,433
	4,392,553	$24,833,552	11,106,360	$60,539,458

Shares issued to shareholders in reinvestment of distributions
Class A	676,792	$3,831,770	1,468,607	$8,022,294
Class B	25,009	141,632	78,361	427,087
Class C	61,470	349,048	124,262	681,314
	763,271	$4,322,450	1,671,230	$9,130,695

Shares reacquired
Class A	(4,899,414)	$(27,637,558)	(8,901,187)	$(48,464,716)
Class B	(866,965)	(4,904,731)	(1,616,183)	(8,846,980)
Class C	(468,025)	(2,651,784)	(897,563)	(4,919,141)
	(6,234,404)	$(35,194,073)	(11,414,933)	$(62,230,837)

Net change
Class A	(472,140)	$(2,610,995)	1,593,315	$8,747,039
Class B	(780,165)	(4,413,976)	(1,292,933)	(7,081,329)
Class C	173,725	986,900	1,062,275	5,773,606
	(1,078,580)	$(6,038,071)	1,362,657	$7,439,316

71

Notes to Financial Statements (unaudited) – continued

	Florida Fund				Georgia Fund
	Six months ended 9/30/10		Year ended 3/31/10		Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	168,017	$1,622,602	526,615	$4,963,375	654,856	$7,002,572	1,275,340	$13,381,028
Class B	16,125	155,621	41,289	390,859	10,664	114,365	47,629	498,843
	184,142	$1,778,223	567,904	$5,354,234	665,520	$7,116,937	1,322,969	$13,879,871

Shares issued to shareholders in reinvestment of distributions
Class A	49,945	$482,922	106,382	$1,001,027	75,650	$810,296	160,222	$1,677,826
Class B	3,768	36,430	9,457	88,850	2,989	32,112	8,076	84,725
	53,713	$519,352	115,839	$1,089,877	78,639	$842,408	168,298	$1,762,551

Shares reacquired
Class A	(547,503)	$(5,275,508)	(651,868)	$(6,088,753)	(411,689)	$(4,400,389)	(717,240)	$(7,546,675)
Class B	(104,403)	(1,006,677)	(178,799)	(1,689,086)	(33,762)	(361,517)	(186,850)	(1,949,716)
	(651,906)	$(6,282,185)	(830,667)	$(7,777,839)	(445,451)	$(4,761,906)	(904,090)	$(9,496,391)

Net change
Class A	(329,541)	$(3,169,984)	(18,871)	$(124,351)	318,817	$3,412,479	718,322	$7,512,179
Class B	(84,510)	(814,626)	(128,053)	(1,209,377)	(20,109)	(215,040)	(131,145)	(1,366,148)
	(414,051)	$(3,984,610)	(146,924)	$(1,333,728)	298,708	$3,197,439	587,177	$6,146,031

	Maryland Fund				Massachusetts Fund
	Six months ended 9/30/10		Year ended 3/31/10		Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	701,712	$7,798,651	1,303,797	$14,069,435	2,661,733	$29,922,380	5,070,877	$55,482,081
Class B	36,424	405,134	60,358	650,347	45,771	513,002	112,992	1,227,921
	738,136	$8,203,785	1,364,155	$14,719,782	2,707,504	$30,435,382	5,183,869	$56,710,002

Shares issued to shareholders in reinvestment of distributions
Class A	118,229	$1,316,662	256,997	$2,759,854	240,119	$2,700,836	532,924	$5,829,613
Class B	5,277	58,724	14,814	158,634	10,601	119,365	34,612	378,541
	123,506	$1,375,386	271,811	$2,918,488	250,720	$2,820,201	567,536	$6,208,154

Shares reacquired
Class A	(675,084)	$(7,512,067)	(930,744)	$(10,040,186)	(1,522,265)	$(17,121,680)	(2,100,505)	$(22,982,181)
Class B	(132,560)	(1,472,860)	(330,014)	(3,534,168)	(298,938)	(3,357,958)	(558,143)	(6,119,781)
	(807,644)	$(8,984,927)	(1,260,758)	$(13,574,354)	(1,821,203)	$(20,479,638)	(2,658,648)	$(29,101,962)

Net change
Class A	144,857	$1,603,246	630,050	$6,789,103	1,379,587	$15,501,536	3,503,296	$38,329,513
Class B	(90,859)	(1,009,002)	(254,842)	(2,725,187)	(242,566)	(2,725,591)	(410,539)	(4,513,319)
	53,998	$594,244	375,208	$4,063,916	1,137,021	$12,775,945	3,092,757	$33,816,194

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Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2010, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$542	$1,188	$2,403	$327	$429	$726	$1,596
Interest Expense	—	—	—	—	—	—	—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2010, are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Alabama Fund	583,601	13,281,909	(13,068,942)	796,568
Arkansas Fund	5,133,873	31,484,900	(30,880,596)	5,738,177
California Fund	5,620,967	55,828,088	(49,944,652)	11,504,403
Florida Fund	686,491	9,417,959	(9,572,020)	532,430
Georgia Fund	1,465,795	9,115,319	(8,943,335)	1,637,779
Maryland Fund	1,201,518	14,075,974	(13,945,631)	1,331,861
Massachusetts Fund	144,713	44,074,188	(36,956,248)	7,262,653

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$2,600	$796,568
Arkansas Fund	—	—	8,443	5,738,177
California Fund	—	—	11,676	11,504,403
Florida Fund	—	—	625	532,430
Georgia Fund	—	—	1,738	1,637,779
Maryland Fund	—	—	4,060	1,331,861
Massachusetts Fund	—	—	8,173	7,262,653

73

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in

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Board Review of Investment Advisory Agreements – continued

comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

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Board Review of Investment Advisory Agreements – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS Florida Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst

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Board Review of Investment Advisory Agreements – continued

performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

77

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

78

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS INVESTMENT MANAGEMENT

9/30/10 Semiannual report

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,

South Carolina, Tennessee, Virginia, and West Virginia

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. However, as we head toward the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities. At MFS®, we take particular pride in how well mutual funds can provide a broad range of products that can fit investor needs in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

November 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.7%
State & Local Agencies	17.3%
Healthcare Revenue – Hospitals	13.8%
Water & Sewer Utility Revenue	9.8%
General Obligations – General Purpose	8.8%

Composition including fixed income credit quality (a)(i)
AAA	6.2%
AA	43.5%
A	28.4%
BBB	11.3%
BB	2.1%
B	0.2%
Other Fixed Income (NR)	4.5%
Cash & Other	3.8%

Portfolio facts (i)
Average Duration (d)	8.9
Average Maturity (m)	17.3 yrs.

MFS® New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.1%
State & Local Agencies	12.3%
Healthcare Revenue – Hospitals	8.3%
Tax – Other	6.7%
Water & Sewer Utility Revenue	6.3%

Composition including fixed income credit quality (a)(i)
AAA	2.9%
AA	44.6%
A	25.2%
BBB	18.7%
BB	1.3%
B	0.9%
Other Fixed Income (NR)	(4.5)%
Cash & Other	10.9%

Portfolio facts (i)
Average Duration (d)	9.6
Average Maturity (m)	22.1 yrs.

MFS® North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	20.7%
Universities – Colleges	17.8%
Utilities – Municipal Owned	11.9%
State & Local Agencies	8.5%
Water & Sewer Utility Revenue	7.5%

Composition including fixed income credit quality (a)(i)
AAA	12.1%
AA	53.8%
A	20.3%
BBB	11.2%
BB	0.7%
B	0.1%
Other Fixed Income (NR)	(2.1)%
Cash & Other	3.9%

Portfolio facts (i)
Average Duration (d)	9.1
Average Maturity (m)	18.9 yrs.

(a)	The rating categories (e.g., AAA) include debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; all rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. All categories reflect the equivalent exposure of derivatives, if applicable.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.7%
Universities – Colleges	18.0%
General Obligations – Schools	13.4%
Water & Sewer Utility Revenue	8.3%
Single Family – Housing State	6.5%

Composition including fixed income credit quality (a)(i)
AAA	1.7%
AA	35.8%
A	24.6%
BBB	25.7%
BB	1.8%
B	0.4%
Other Fixed Income (NR)	(0.4)%
Cash & Other	10.4%

Portfolio facts (i)
Average Duration (d)	8.9
Average Maturity (m)	19.0 yrs.

MFS® South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.6%
Water & Sewer Utility Revenue	15.9%
Universities – Colleges	11.0%
Utilities – Municipal Owned	9.6%
General Obligations – Schools	6.3%

Composition including fixed income credit quality (a)(i)
AAA	5.3%
AA	45.3%
A	26.8%
BBB	13.7%
BB	0.5%
B	0.9%
Other Fixed Income (NR)	(1.8)%
Cash & Other	9.3%

Portfolio facts (i)
Average Duration (d)	9.2
Average Maturity (m)	20.3 yrs.

MFS® Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	20.2%
Water & Sewer Utility Revenue	14.1%
State & Local Agencies	12.4%
Utilities – Municipal Owned	12.2%
General Obligations – General Purpose	9.4%

Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	65.3%
A	13.5%
BBB	11.4%
BB	1.5%
B	0.2%
Other Fixed Income (NR)	(4.1)%
Cash & Other	8.1%

Portfolio facts (i)
Average Duration (d)	9.2
Average Maturity (m)	18.7 yrs.

(a)	The rating categories (e.g., AAA) include debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; all rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. All categories reflect the equivalent exposure of derivatives, if applicable.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 9/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	19.6%
Healthcare Revenue – Hospitals	19.1%
State & Local Agencies	15.0%
Utilities – Municipal Owned	6.0%
Multi-Family Housing Revenue	4.8%

Composition including fixed income credit quality (a)(i)
AAA	16.0%
AA	41.3%
A	21.5%
BBB	12.9%
BB	2.7%
B	0.5%
D (o)	0.0%
Other Fixed Income (NR)	(0.4)%
Cash & Other	5.5%

Portfolio facts (i)
Average Duration (d)	9.4
Average Maturity (m)	20.0 yrs.

MFS® West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	18.1%
Universities – Colleges	13.2%
Healthcare Revenue – Hospitals	13.0%
Water & Sewer Utility Revenue	12.0%
General Obligations – General Purpose	11.7%

Composition including fixed income credit quality (a)(i)
AAA	5.9%
AA	29.5%
A	36.5%
BBB	13.0%
BB	1.3%
B	0.2%
Other Fixed Income (NR)	8.7%
Cash & Other	4.9%

Portfolio facts (i)
Average Duration (d)	8.9
Average Maturity (m)	17.7 yrs.

(a)	The rating categories (e.g., AAA) include debt securities, primary inverse floaters, and the underlying bonds of non-primary inverse floaters which have long-term public ratings; all rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Other Fixed Income (NR) includes unrated long-term fixed income securities, interest rate swaps and fixed income futures. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. All categories reflect the equivalent exposure of derivatives, if applicable.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 9/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2010 through September 30, 2010

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2010 through September 30, 2010.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.76%	$1,000.00	$1,046.39	$3.90
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
B	Actual	1.44%	$1,000.00	$1,042.76	$7.37
	Hypothetical (h)	1.44%	$1,000.00	$1,017.85	$7.28

MFS® NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.87%	$1,000.00	$1,044.29	$4.46
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.62%	$1,000.00	$1,040.52	$8.29
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
C	Actual	1.61%	$1,000.00	$1,039.48	$8.23
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.84%	$1,000.00	$1,045.19	$4.31
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,041.36	$8.14
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$1,041.30	$8.14
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.78%	$1,000.00	$1,044.54	$4.00
	Hypothetical (h)	0.78%	$1,000.00	$1,021.16	$3.95
B	Actual	1.56%	$1,000.00	$1,040.42	$7.98
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.87%	$1,000.00	$1,042.46	$4.45
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.62%	$1,000.00	$1,037.74	$8.28
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19

MFS® TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.89%	$1,000.00	$1,043.78	$4.56
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51
B	Actual	1.64%	$1,000.00	$1,040.90	$8.39
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/1-9/30/10
A	Actual	0.86%	$1,000.00	$1,038.50	$4.39
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.61%	$1,000.00	$1,034.63	$8.21
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
C	Actual	1.61%	$1,000.00	$1,034.60	$8.21
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/10	Ending Account Value 9/30/10	Expenses Paid During Period (p) 4/01/10-9/30/10
A	Actual	0.88%	$1,000.00	$1,048.71	$4.52
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,045.77	$8.36
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.3%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,555,627

General Obligations - General Purpose - 8.7%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$475,097
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	225,507
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	393,247
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,571,463
Hinds County, MS, NATL, 6.25%, 2011	1,285,000	1,315,583
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	742,555
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,900,000	2,050,043
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	417,196
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	392,412
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	439,945
State of California, 6%, 2039	700,000	781,347
		$10,804,395
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$35,000	$39,821
Guam Government, “A”, 5.25%, 2037	155,000	145,015
Guam Government, “A”, 7%, 2039	40,000	45,170
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	235,000	205,472
		$435,478
General Obligations - Schools - 2.1%
Biloxi, MS, Public School District, NATL, 5%, 2021	$1,000,000	$1,023,090
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2022	2,000,000	1,086,460
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	1,000,000	509,210
		$2,618,760
Healthcare Revenue - Hospitals - 13.6%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$355,000	$355,046
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	2,250,000	2,258,775
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,950
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	503,585

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	$760,000	$761,163
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	110,994
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	364,614
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	751,255
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	170,000	185,054
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	321,629
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,040,560
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,073,220
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,013,500
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), AGM, 5.625%, 2011 (c)	1,000,000	1,022,520
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,024,190
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	472,505
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	252,523
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	251,173
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	225,808
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	572,143
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	520,000	541,315
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	148,627
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	189,241

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	$75,000	$81,699
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	201,883
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	710,310
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	420,377
		$16,857,659
Industrial Revenue - Environmental Services - 0.2%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$252,660

Industrial Revenue - Other - 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$492,680
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	213,324
		$706,004
Industrial Revenue - Paper - 1.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$854,213
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	779,805
		$1,634,018
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$850,000	$819,528

Multi-Family Housing Revenue - 0.9%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (q)	$150,000	$95,865
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	1,000,000	1,039,800
		$1,135,665
Sales & Excise Tax Revenue - 2.2%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$915,248
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	756,554
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	315,000	333,072
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,085,000	272,302

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$473,405
		$2,750,581
Single Family Housing - Other - 1.2%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,500,000	$1,495,245

Single Family Housing - State - 2.9%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2 “, GNMA, 5.3%, 2034	$240,000	$252,972
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	120,000	126,196
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	370,000	384,996
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	355,000	357,276
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	120,000	128,125
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	365,000	368,982
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	220,000	237,505
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	235,000	248,889
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	425,000	431,418
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	135,000	140,571
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	930,290
		$3,607,220
State & Agency - Other - 0.9%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,082,130

State & Local Agencies - 17.1%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$175,000	$187,682
Lamar County, MS (Jail Project), NATL, 5.1%, 2021	430,000	438,742
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	190,000	207,940
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,111,510
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,398,025
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,107,510

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	$1,000,000	$1,082,000
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,213,688
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,550,000	1,699,777
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	1,000,000	1,123,280
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,058,280
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	833,018
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,267,932
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,427,972
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,029,010
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	945,444
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,055,320
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	859,230
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,743,375
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	800,763
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	542,450
		$21,132,948
Tax - Other - 2.0%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,250,000	$1,412,488
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	125,000	136,359
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	43,157
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	125,771
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	140,558

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	$85,000	$86,977
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	95,341
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	88,177
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	318,364
		$2,447,192
Tobacco - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$128,462
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	150,000	120,806
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	190,000	138,768
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	360,661
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	295,000	203,526
		$952,223
Transportation - Special Tax - 2.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,288,588
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,305,507
		$2,594,095
Universities - Colleges - 19.5%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,065,040
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	984,060
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	475,000	484,101
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,462,142
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	805,110
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,596,345
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028 (f)	920,000	1,163,708
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), 5%, 2034	1,000,000	1,041,280
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,133,520

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5.5%, 2016	$1,000,000	$1,036,740
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	256,910
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction), “A-1”, 5.25%, 2033	400,000	439,960
Mississippi Valley State University, Educational Building Corp. Rev., NATL, 5.5%, 2010 (c)	890,000	902,264
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	2,018,760
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	875,000	940,494
University of California Rev., “J”, AGM, 4.5%, 2035	985,000	995,668
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,606,995
University of Mississippi, Educational Building Corp. Rev. (Residential College), “C”, 4.75%, 2034	715,000	740,568
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	1,000,000	1,102,130
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	515,725
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	750,000	792,855
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,056,600
		$24,140,975
Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$370,000	$419,358
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	265,000	299,837
		$719,195
Utilities - Municipal Owned - 6.8%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,001,450
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	546,716
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	179,130
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	1,022,420
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	165,759
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	106,696

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	$485,000	$518,077
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,010,330
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,044,037
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,083,810
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 2027	570,000	682,655
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	1,000,000	1,120,730
		$8,481,810
Utilities - Other - 0.5%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$394,590
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	193,919
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	98,996
		$687,505
Water & Sewer Utility Revenue - 9.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$428,296
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,153,440
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	240,000	293,275
Grenada, MS, Mississippi Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,031,960
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,365,758
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,696,248
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), AGM, 5.625%, 2012 (c)	500,000	553,475
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,154,080
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,102,600
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	254,350
		$12,033,482
Total Municipal Bonds (Identified Cost, $112,441,934)		$118,944,395

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 2.6%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	3,198,498	$3,198,498
Total Investments (Identified Cost, $115,640,432)		$122,142,893

Other Assets, Less Liabilities - 1.4%		1,754,400
Net Assets - 100.0%		$123,897,293

Derivatives Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	10	$1,260,469	December-2010	$(6,695)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.8%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,041,394
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,094,560
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,071,580
		$4,207,534
General Obligations - General Purpose - 2.9%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$507,390
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	910,395
New York, NY, “A”, 5%, 2039	1,500,000	1,600,140
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,092,870
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,105,360
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,210,470
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,015
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	398,269
		$6,829,909
General Obligations - Improvement - 0.5%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$146,492
Guam Government, “A”, 6.75%, 2029	635,000	722,459
Guam Government, “A”, 5.25%, 2037	290,000	271,318
Guam Government, “A”, 7%, 2039	105,000	118,570
		$1,258,839
General Obligations - Schools - 1.7%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,784,070
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	559,225
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	591,325
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	620,095
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	644,520
		$4,199,235
Healthcare Revenue - Hospitals - 8.2%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,044,360
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	115,000	115,920
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	460,000	446,651

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	$500,000	$431,435
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,344,331
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	150,806
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,430,000	1,483,253
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,017,159
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	56,954
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	780,390
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	761,880
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,676,643
New York Dormitory Authority Rev., Non-State Supported Debt (Highland Hospital), 5.2%, 2032	365,000	375,366
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,272,100
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	750,000	789,743
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	1,000,000	1,067,460
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	762,052
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,108,900
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	470,000	475,438
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	500,555
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,019,740
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	179,738
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	431,048

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	$945,000	$923,851
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	300,543
		$19,516,316
Healthcare Revenue - Long Term Care - 1.1%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$352,716
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	550,000	556,199
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	384,973
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	127,381
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	191,353
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	414,720
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2013 (c)	300,000	338,511
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	21,255
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	140,069
		$2,527,177
Human Services - 0.8%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$198,239
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	703,097
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	790,397
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	215,000	204,710
		$1,896,443
Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$100,766
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	367,731

Issuer	Shares/Par	Value ($)

Industrial Revenue - Airlines - continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	$250,000	$264,153
		$732,650
Industrial Revenue - Other - 2.3%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,348,826
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	469,510
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,167,700
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	436,807
		$5,422,843
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$471,481
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	707,903
		$1,179,384
Miscellaneous Revenue - Entertainment & Tourism - 1.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,899,835
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	439,999	1,320
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,246,820
		$4,147,975
Miscellaneous Revenue - Other - 2.0%
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	$2,500,000	$2,675,800
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	1,000,000	1,058,200
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	1,045,000	1,012,929
		$4,746,929
Multi-Family Housing Revenue - 3.9%
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	$4,020,000	$4,081,466
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	800,000	788,928
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,033,410

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
New York, NY, City Housing Development Corp., 5.5%, 2034	$2,000,000	$2,012,700
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	508,715
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,018,230
		$9,443,449
Sales & Excise Tax Revenue - 2.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,000,000	$1,050,770
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,160,918
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	630,000	666,143
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	1,038,912
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	930,000	976,528
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	11,315,000	633,753
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	494,447
		$6,021,471
Single Family Housing - State - 2.3%
New York Mortgage Agency Rev., 5.1%, 2024	$315,000	$314,934
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,698,984
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	504,420
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,578,585
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,397,199
		$5,494,122
Solid Waste Revenue – 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$873,613

State & Agency - Other - 0.7%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$936,016
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	731,595
		$1,667,611
State & Local Agencies - 12.2%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.949%, 2037	$1,405,000	$911,676
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,832,960
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,357,288

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	$1,690,000	$1,713,238
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	109,466
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	737,311
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,096,760
New York Dormitory Authority Rev., State Supported Debt, AGM, 5.25%, 2030	25,000	25,048
New York Dormitory Authority Rev., State Supported Debt, 5%, 2035	2,000,000	2,064,660
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2022	1,500,000	1,679,355
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	2,125,020
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	1,000,000	1,074,750
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,071,260
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,060,503
New York Urban Development Corp. Rev., “B-1”, 5%, 2036 (f)	3,000,000	3,233,190
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,269,620
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,147,720
United Nations Development Corp., “A”, 5%, 2026	500,000	549,695
		$29,059,520
Tax - Other - 6.6%
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	$1,600,000	$1,807,984
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	270,000	294,535
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	97,103
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,984,850
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,174,580
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, GNMA, 5%, 2026	3,000,000	3,329,910
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,072,010
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,078,750
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	701,612
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,254,488

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	$1,080,000	$1,107,324
		$15,903,146
Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$274,051
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	330,000	265,772
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	405,000	295,796
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	765,000	510,354
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,230,000	928,478
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	792,215
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	412,184
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	585,000	403,603
New York County Tobacco Trust II, 5.625%, 2035	800,000	746,976
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	401,120
		$5,030,549
Toll Roads - 3.1%
Triborough Bridge & Tunnel Authority Rev., NY, 5%, 2037	$2,000,000	$2,139,520
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,216,140
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	2,145,880
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	545,000	567,808
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	319,306
		$7,388,654
Transportation - Special Tax - 3.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,530,000	$1,650,044
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,069,020
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,492,904
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,403,200
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	480,000	512,290
		$9,127,458

Issuer	Shares/Par	Value ($)

Universities - Colleges - 19.9%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$1,021,720
Amherst, NY, Development Corporation, Student Housing Facility Rev., “A”, AGM, 5%, 2040	2,000,000	2,094,500
Amherst, NY, Industrial Development Agency, Civic Facility Rev. (Daemen College Project), “A”, 6%, 2011 (c)	1,000,000	1,075,130
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 6%, 2035	120,000	129,994
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 5.5%, 2040	355,000	358,262
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	536,520
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5.75%, 2039	1,000,000	1,082,580
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	2,082,939
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,657,593
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,096,050
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,145,722
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,046,370
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	3,189,600
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	308,481
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	674,868
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,199,380
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.25%, 2029	1,000,000	1,018,150
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,067,440
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	2,955,000	3,176,182
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	1,000,000	1,073,080
New York Dormitory Authority Rev., Non-State Supported Debt (St. Francis College), 5%, 2040	2,000,000	2,037,800
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,067,640

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), 5.5%, 2039	$1,000,000	$1,072,920
New York Dormitory Authority Rev., Non-State Supported Debt (Vassar College), 5%, 2049	1,000,000	1,070,780
New York Dormitory Authority Rev., Non-State Supported Debt (Yeshiva University), 5%, 2034	1,500,000	1,611,405
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	1,850,000	2,019,349
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	2,064,900
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,061,220
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	510,340
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,290,215
Suffolk County, NY, Industrial Development Agency Rev. (New York Institute of Technology Project), 5%, 2026	850,000	904,111
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	2,000,000	2,068,220
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	638,072
		$47,451,533
Universities - Dormitories - 0.4%
Canton, NY, Capital Resource Corp., Student Housing Facility Rev. (Grasse River LLC), “A”, AGM, 5%, 2045	$1,000,000	$1,033,790

Utilities - Investor Owned - 1.1%
Chautauqua County, NY, Industrial Development Agency, Exempt Facilities Rev. (Dunkirk Power), 5.875%, 2042	$1,000,000	$1,044,770
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	1,500,000	1,504,695
		$2,549,465
Utilities - Municipal Owned - 5.4%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,001,500
Guam Power Authority Rev., “A”, 5.5%, 2030	515,000	541,667
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,172,380
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,311,360
Long Island Power Authority, Electric Systems Rev., “C”, 5%, 2035	2,000,000	2,074,360

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Long Island Power Authority, Electric Systems Rev., “C”, AGM, 5%, 2035	$1,520,000	$1,592,671
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,004,380
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	910,446
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	200,308
		$12,809,072
Utilities - Other - 0.5%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,272,347

Water & Sewer Utility Revenue - 6.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	$500,000	$515,910
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,366,229
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,332,172
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,033,180
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,318,044
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,102,350
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	1,500,000	1,588,155
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,129,620
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,614,150
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	835,000	929,372
Suffolk County, NY, Water Authority Rev., NATL, 5.1%, 2012	660,000	708,391
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	235,000	252,881
		$14,890,454
Total Municipal Bonds (Identified Cost, $212,843,477)		$226,681,488

Money Market Funds (v) - 3.5%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	8,403,763	$8,403,763
Total Investments (Identified Cost, $221,247,240)		$235,085,251

Other Assets, Less Liabilities - 1.6%		3,854,152
Net Assets - 100.0%		$238,939,403

Portfolio of Investments (unaudited) – continued

Derivatives Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	109	$14,575,344	December-2010	$98,485

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,520,938	December-2010	$(13,390)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds – 99.5%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.4%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,561,288
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,327,013
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,067,300
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,575,014
Charlotte, NC, Airport Rev., “A”, 5%, 2039	3,000,000	3,114,630
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	1,000,000	1,049,530
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,803,788
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,697,071
		$20,195,634
General Obligations - General Purpose - 1.6%
Charlotte, NC, “B”, 5%, 2019	$2,000,000	$2,435,580
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,060,099
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,785,698
Tuscaloosa, AL, “A”, 5.125%, 2039	2,195,000	2,314,693
		$7,596,070
General Obligations - Improvement - 3.1%
Guam Government, “A”, 6.75%, 2029	$240,000	$273,055
Guam Government, “A”, 7%, 2039	265,000	299,249
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,189,220
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	4,200,000	4,300,800
New Hanover County, NC, Public Improvement, “A”, 5%, 2025	1,000,000	1,181,150
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,283,160
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,654,798
State of North Carolina, “A”, 5%, 2017	2,000,000	2,402,960
		$14,584,392
General Obligations - Schools - 3.5%
Brunswick County, NC, FGIC, 5%, 2010 (c)	$2,800,000	$2,931,572
Folsom Cordova, CA, Unified School District, School Facilities Improvement District No. 4 (Election 2006), Capital Appreciation, “A”, NATL, 0%, 2026	3,920,000	1,600,654
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	152,860
New Hanover County, NC, Public Improvement, 5%, 2012 (c)	1,435,000	1,541,821
New Hanover County, NC, School Improvement, 5%, 2011 (c)	1,255,000	1,318,478

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
San Diego, CA, Community College District, AGM, 5%, 2030	$2,830,000	$3,041,061
San Jacinto, TX, Community College District, 5.125%, 2038	2,000,000	2,129,020
Wake County, NC, Public Improvement, 5%, 2018	3,000,000	3,622,680
		$16,338,146
Healthcare Revenue - Hospitals - 20.4%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,657,340
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,206,672
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	767,228
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	1,043,680
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5.25%, 2034	4,000,000	4,259,200
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	1,026,920
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,720,710
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	401,694
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,278,955
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,829,264
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	245,000	254,810
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	2,450,000	2,541,238
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	829,713
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,154,689
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	90,000	93,198
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), NATL, 5%, 2019	6,225,000	6,271,750
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	4,500,000	4,735,890

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, (Morehead Memorial Hospital), AGM, 5%, 2026	$2,000,000	$2,090,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Blue Ridge Healthcare), “A”, 5%, 2036	3,850,000	3,862,705
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,158,419
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,708,744
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,098,280
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,657,290
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	2,003,389
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,084,898
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	525,730
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,685,744
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	2,023,340
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), AGM, 5.125%, 2032	900,000	917,325
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital), ASSD GTY, 4.625%, 2035	2,500,000	2,515,925
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	2,997,523
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,354,709
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals), 5%, 2034	3,000,000	3,121,020
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	908,720
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	935,780
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), NATL, 5.1%, 2018	525,000	526,633

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	$900,000	$907,128
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,046,770
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,199,133
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	11,244,985
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,475,866
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	1,930,000	2,009,111
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	517,442
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	294,116
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	692,950
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,436,143
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,461,542
		$94,534,711
Healthcare Revenue - Long Term Care - 1.1%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,086,460
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	929,680
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032	750,000	617,363
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	478,546
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,515,729
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	37,196
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	237,039
		$4,902,013
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$873,614

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,038,580

Miscellaneous Revenue - Other - 0.8%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2024	$1,000,000	$1,166,720
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	1,000,000	1,167,780
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	1,920,000	554,611
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	1,890,000	660,574
		$3,549,685
Multi-Family Housing Revenue - 1.6%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,972,380
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,953,660
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,421,130
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,052,690
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,014,230
		$7,414,090
Sales & Excise Tax Revenue - 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,740,000	$1,887,848
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	5,190,000	5,487,750
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	1,067,490
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	4,135,000	1,037,761
		$9,480,849
Single Family Housing - State - 3.8%
North Carolina Housing Finance Agency Rev., “12-C”, 5.35%, 2033	$500,000	$503,170
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	395,000	395,751
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,320,000	2,343,942
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,020,000	1,946,876
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,945,000	1,956,514
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,280,000	1,341,901

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	$1,985,000	$1,963,939
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,975,000	1,999,292
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,630,000	1,630,375
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	365,000	365,423
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,095,000	1,095,537
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	205,000	208,547
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	630,000	630,246
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,170,000	1,170,737
		$17,552,250
State & Agency - Other - 3.6%
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	$5,500,000	$5,736,885
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	3,191,940
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,065,958
Charlotte, NC, COP, “E”, 5%, 2026	760,000	848,669
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,135,960
Harnett County, NC, COP, AGM, 5.5%, 2010 (c)	1,225,000	1,247,332
Harnett County, NC, COP, AGM, 5.25%, 2015	1,020,000	1,112,514
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	368,249
		$16,707,507
State & Local Agencies - 8.4%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$645,000	$691,743
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	5,130,000	5,440,262
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.949%, 2037	2,260,000	1,466,469
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	1,540,000	1,650,433
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	2,420,000	2,445,870
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,335,149
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	439,436
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,536,527
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,938,928
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	385,746
Mooresville, NC, COP, 5%, 2032	3,120,000	3,271,975

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	$840,000	$898,867
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,144,930
Wake County, NC, 5%, 2033	6,000,000	6,625,140
Wake County, NC (Hammond Road Detention Center), 5%, 2023	550,000	637,373
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,305,130
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,812,683
		$39,026,661
Tax - Other - 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$458,165
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	156,443
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,087,290
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,908,867
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,165,488
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	312,094
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	351,256
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	316,401
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,142,877
		$7,898,881
Tobacco - 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$441,051
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	520,000	418,792
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	680,000	496,645
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	1,295,000	863,933
		$2,220,421
Transportation - Special Tax - 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 6%, 2018	$10,850,000	$12,803,325
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	1,715,000	2,044,314
		$14,847,639
Universities - Colleges - 17.5%
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	$1,000,000	$1,043,040

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 6%, 2035	$230,000	$249,154
Bourbonnais, IL, Industrial Project Rev. (Olivet Nazarene University), 5.5%, 2040	685,000	691,295
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,428,254
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,165,950
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,141,840
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,797,098
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,360,000	3,611,496
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2018	510,000	536,984
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University Project), 5.125%, 2021	300,000	315,873
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,100,030
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	964,994
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,203,980
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,079,740
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,190,700
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,729,200
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,734,640
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	2,032,726
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	3,110,670
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,924,847
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,424,745
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)(f)	4,050,000	4,244,036

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	$950,000	$967,756
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,187,303
University of California Rev., “J”, AGM, 4.5%, 2035	1,470,000	1,485,920
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,858,413
University of North Carolina System, Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,950,060
University of North Carolina System, Pool Rev., “B-1”, 4.75%, 2035	1,230,000	1,272,742
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,130,680
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,569,020
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,241,110
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	216,520
University of North Carolina, Greensboro Rev., “A”, AGM, 5%, 2020	2,835,000	2,929,491
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	2,032,789
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,237,159
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,134,220
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,094,360
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,466,231
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,912,691
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	3,055,063
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	3,485,340
		$80,948,160
Utilities - Investor Owned - 1.7%
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	$3,000,000	$2,992,650
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal (Duke Energy Carolinas LLC), 4.625%, 2040	2,000,000	1,995,100
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	2,500,000	2,639,125
		$7,626,875

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 11.7%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$2,605,000	$2,818,376
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,719,056
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	600,954
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	17,295,709
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5%, 2019	2,745,000	3,155,954
North Carolina Municipal Power Agency, Catawba Electric Rev., NATL, 6%, 2011	5,000,000	5,063,050
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,694,200
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,404,220
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,636,150
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	3,840,000	4,018,522
		$54,406,191
Utilities - Other - 1.1%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,986,354
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,110,113
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,327,887
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	835,872
		$5,260,226
Water & Sewer Utility Revenue - 7.4%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,068,370
California, United Water Conservation District, COP, 5%, 2039	2,995,000	3,084,610
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,245,700
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,840,596
Charlotte, NC, Water & Sewer System Rev., 5.5%, 2017	1,650,000	1,713,756
Charlotte, NC, Water & Sewer System Rev., “B”, ASSD GTY, 4.5%, 2039	3,000,000	3,090,510
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	805,000	983,694
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,795,734
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,895,898
Greenville, NC, Combined Enterprise Systems Rev., AGM, 5%, 2016	1,005,000	1,042,607

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Greenville, NC, Combined Enterprise Systems Rev., AGM, 5.25%, 2019	$1,170,000	$1,208,435
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,570,952
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	739,648
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,171,240
Kannapolis, NC, Water & Sewer Rev., “B”, AGM, 5.25%, 2021	1,000,000	1,029,290
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,098,960
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,725,024

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	$2,000,000	$2,205,000
		$34,510,024
Total Municipal Bonds (Identified Cost, $434,828,331)		$461,512,619

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	8,779,908	$8,779,908
Total Investments (Identified Cost, $443,608,239)		$470,292,527

Other Assets, Less Liabilities – (1.4)%		(6,298,372)
Net Assets - 100.0%		$463,994,155

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	130	$17,383,438	December-2010	$117,459

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	40	$5,041,875	December-2010	$(26,780)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.4%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.7%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,068,270

General Obligations - General Purpose - 4.6%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$290,007
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	294,927
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	256,258
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	457,891
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,230,177
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	549,475
Luzerne County, PA, AGM, 6.75%, 2023	500,000	571,405
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	507,890
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	85,673
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	415,000	416,477
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	527,121
Reading, PA, AGM, 5%, 2029	750,000	782,198
		$6,969,499
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$85,330
Guam Government, “A”, 7%, 2039	90,000	101,632
		$186,962
General Obligations - Schools - 13.2%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,044,850
Bucks County, PA, Centennial School District, “B”, AGM, 5.25%, 2037	1,000,000	1,087,270
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	423,269
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	246,506
Daniel Boone, PA, School District, 5%, 2032	500,000	538,310
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,403,992
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	791,610
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,061,720
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	762,385
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	603,222
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	662,565

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Palmyra, PA, School District, FGIC, 5.375%, 2016	$820,000	$864,575
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	55,200
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,021,251
Perkiomen Valley, PA, School District, AGM, 5%, 2011 (c)	280,000	285,365
Perkiomen Valley, PA, School District, AGM, 5%, 2019	220,000	222,323
Philadelphia, PA, School District, AGM, 5.75%, 2011 (c)	500,000	508,815
Reading, PA, School District, AGM, 5%, 2035 (f)	2,240,000	2,371,779
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,456,419
South Park, PA, School District, FGIC, 5%, 2019	750,000	762,120
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	517,010
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,790,069
West Mifflin, PA, Area School District, AGM, 5.125%, 2031	500,000	545,280
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,093,190
		$20,119,095
Healthcare Revenue - Hospitals - 18.5%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$773,900
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	1,000,000	1,077,700
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	569,525
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	154,479
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	397,325
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	51,493
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	771,540
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	577,660
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	527,435

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	$1,000,000	$1,036,250
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	818,235
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	305,000	314,223
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	433,955
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2012 (c)	675,000	738,362
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	500,000	512,645
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	725,551
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,058,300
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	516,135
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	419,500
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	564,965
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	199,068
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	815,915
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	357,956
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	220,000	246,796
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	614,094
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	680,046
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), AGM, 5.25%, 2019	500,000	513,250
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	778,605
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	78,003
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	770,000	798,675
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	871,290
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	251,765
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	250,178
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	424,744

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	$30,000	$31,066
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	508,900
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2011 (c)	650,000	666,829
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2011 (c)	100,000	102,658
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	976,260
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	412,874
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	510,590
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	852,803
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2026 (c)	110,000	114,149
South Fork, PA, Municipal Authority Rev. (Conemaugh Valley Memorial Hospital), “B”, ASSD GTY, 5.375%, 2035	750,000	783,773
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	665,000	692,258
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	516,410
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2040	500,000	506,910
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	170,646
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	352,191
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	1,021,850
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	530,000	560,878
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	474,146
		$28,174,754
Healthcare Revenue - Long Term Care - 2.1%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$250,953
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	253,311
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	247,825

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	$500,000	$528,620
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	506,885
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	127,167
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	46,242
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	503,030
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	262,548
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	223,148
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	68,998
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	111,622
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,628
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	75,422
		$3,216,399
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$149,985

Industrial Revenue - Other - 1.2%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$314,541
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	153,057
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,094,840
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	274,274
		$1,836,712
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Rev., AGM, 5%, 2035	$2,000,000	$2,064,120

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 0.3%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$530,000	$534,738

Sales & Excise Tax Revenue - 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	$570,000	$636,753
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	570,000	598,517
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,300,000	326,261
		$1,561,531
Single Family Housing - Local - 0.8%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$379,751
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	845,000	846,327
		$1,226,078
Single Family Housing - State - 6.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,085,000	$1,096,837
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	620,000	621,004
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	1,000,000	1,017,640
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	120,000	120,102
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	135,000	138,465
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	955,000	983,449
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	25,000	26,169
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	505,365
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,145,000	1,130,230
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	410,000	429,545
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	506,960
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	1,001,090
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	745,000	718,500
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,004,690
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	395,000	399,199
		$9,699,245

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Solid Waste Revenue - 0.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,747
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	543,815
		$844,562
State & Agency - Other - 1.4%
State Public School Building Authority, PA School (Delaware County Community College), AGM, 5%, 2032	$2,000,000	$2,133,660

State & Local Agencies - 3.5%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$715,000	$801,679
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.949%, 2037	730,000	473,682
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 9.838%, 2018 (p)	50,000	62,123
Philadelphia, PA, Industrial Development Authority, AGM, 5.125%, 2011 (c)	1,000,000	1,057,370
Philadelphia, PA, Industrial Development Authority, AGM, 5.25%, 2011 (c)	750,000	793,950
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	559,700
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	538,465
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,041,180
		$5,328,149
Student Loan Revenue - 1.0%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,522,965

Tax - Other - 0.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$152,722
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	48,551
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	500,000	500,890
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	142,921
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	140,558
		$985,642
Tax Assessment - 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$245,000	$223,320

Issuer	Shares/Par	Value ($)

Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$137,026
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	170,000	136,913
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	220,000	160,679
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	660,000	498,208
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	665,000	426,578
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	90,000	87,328
		$1,446,732
Toll Roads - 1.7%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$260,220
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	1,041,880
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,500,000	1,235,310
		$2,537,410
Transportation - Special Tax - 1.6%
Pennsylvania Turnpike Commission, NATL, 5%, 2024	$1,775,000	$1,867,371
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	504,000
		$2,371,371
Universities - Colleges - 17.8%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$267,568
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	341,804
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,294,513
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,069,700
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	260,488
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	515,355
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	270,140
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	537,028
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,071,490

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	$300,000	$312,651
Delaware County, PA, Authority College Rev. (Haverford College), 5%, 2040	500,000	540,795
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	810,645
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	383,810
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2040	1,000,000	1,022,350
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	519,865
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	515,115
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,124,466
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	516,775
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	739,493
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,139,919
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	587,401
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	265,148
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	565,435
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	510,530
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	511,205
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	651,968
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	517,580
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	494,185
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	528,010
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Josephs University), “A”, 5%, 2040	1,500,000	1,549,110
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), 5%, 2040	1,000,000	1,045,770
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	305,193

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	$300,000	$303,024
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,076,220
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,036,930
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,061,230
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,071,440
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,042,570
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	728,138
		$27,105,057
Universities - Dormitories - 1.2%
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	$1,000,000	$1,029,610
Pennsylvania Higher Education Facilities Authority Rev., Student Housing Rev. (East Stroudsburg University), 5%, 2042	750,000	733,590
		$1,763,200
Universities - Secondary Schools - 0.8%
Pennsylvania Economic Development Financing Authority Rev. (Germantown Friends School Project), 5.35%, 2031	$600,000	$605,340
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	687,364
		$1,292,704
Utilities - Cogeneration - 0.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$50,000	$49,986

Utilities - Investor Owned - 2.2%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,051,300
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	415,000	470,361
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	110,000	124,461
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	675,726
Pennsylvania Economic Development Financing Authority, Water Facility Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,050,970
		$3,372,818

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 1.2%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$331,311
Philadelphia, PA, Gas Works Rev., AGM, 5.5%, 2011 (c)	500,000	521,250
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	1,010,630
		$1,863,191
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$638,666
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	328,348
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	441,941
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	244,884
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	264,779
		$1,918,618
Water & Sewer Utility Revenue - 8.2%
Allegheny County, PA, Sewer Rev., NATL, 5.75%, 2010 (c)	$750,000	$763,058
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,010,570
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	530,465
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,076,720
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	799,661

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Erie, PA, Water Authority Rev., AGM, 5%, 2043	$1,000,000	$1,050,480
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	766,005
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	1,017,160
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	460,614
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,064,540
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	785,573
Unity Township, PA, Municipal Authority Sewer Rev., AGM, 5%, 2034	1,660,000	1,722,880
University Area Joint Authority, Sewer Rev., NATL, 5%, 2023	1,500,000	1,513,666
		$12,561,392
Total Municipal Bonds (Identified Cost, $137,562,821)		$144,128,165

Money Market Funds (v) - 5.4%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	8,231,455	$8,231,455
Total Investments (Identified Cost, $145,794,276)		$152,359,620

Other Assets, Less Liabilities - 0.2%		325,029
Net Assets - 100.0%		$152,684,649

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	59	$7,889,406	December-2010	$53,308

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	13	$1,638,609	December-2010	$(8,703)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.1%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.6%
Horry County, SC, “A”, AGM, 5.7%, 2027	$635,000	$636,035
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,541,535
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, AGM, 5%, 2026	1,000,000	1,013,220
		$3,190,790
General Obligations - General Purpose - 3.6%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,154,240
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	353,635
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	603,338
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,044,210
Horry County, SC, 4.5%, 2028	850,000	915,348
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	641,057
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,293,453
State of California, 6%, 2039	1,050,000	1,172,021
		$7,177,302
General Obligations - Improvement - 2.2%
Guam Government, “A”, 6.75%, 2029	$470,000	$534,733
Guam Government, “A”, 5.25%, 2037	280,000	261,962
Guam Government, “A”, 7%, 2039	50,000	56,462
South Carolina Air Carrier Hub, Terminal-A, 4%, 2019	3,065,000	3,487,541
		$4,340,698
General Obligations - Schools - 6.3%
Chesterfield County, SC, School District, AGM, 5%, 2023	$3,000,000	$3,191,910
Horry County, SC, School District, “A”, 5%, 2020	1,270,000	1,540,548
Orangeburg County, SC, Consolidated School District, AGM, 5.25%, 2020	1,065,000	1,137,633
Orangeburg County, SC, Consolidated School District, AGM, 5.375%, 2022	2,050,000	2,171,422
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,784,230
Richland County, SC, School District, “C”, 5%, 2019	1,000,000	1,199,220
York County, SC, School District, 5%, 2030	1,570,000	1,652,676
		$12,677,639
Healthcare Revenue - Hospitals - 19.3%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$400,000	$412,096
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	951,964

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	$1,050,000	$1,082,907
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,059,370
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	4,071,636
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	1,012,940
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,034,200
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,072,059
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	567,749
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	163,849
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	538,507
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	935,108
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	290,625
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	290,625
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,518,660
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,143,660
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	467,367
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	420,108
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	462,916
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	646,934
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,110,499
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	286,902
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	1,004,771
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,604,145

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	$1,000,000	$1,013,210
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,511,055
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	1,002,500
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	1,330,000	1,364,540
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	767,198
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), AGM, 5%, 2035	650,000	665,360
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	863,230
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	500,000	510,350
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	650,000	664,151
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2012 (c)	1,425,000	1,524,935
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., AGM, 5.25%, 2032	825,000	832,813
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	770,000	801,562
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	114,379
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	278,271
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	715,000	715,329
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,048,818
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	625,677
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	400,000	410,452
		$38,863,427
Healthcare Revenue - Long Term Care - 0.7%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$341,048

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$500,000	$364,300
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	341,904
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	388,336
		$1,435,588
Human Services - 0.5%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$925,000	$931,198

Industrial Revenue - Chemicals - 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$964,800

Industrial Revenue - Other - 0.8%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,274,880
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	391,095
		$1,665,975
Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,044,060

Miscellaneous Revenue - Other - 1.1%
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	$795,000	$229,644
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	775,000	270,870
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	570,000	570,849
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,547
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,246
		$2,297,156
Multi-Family Housing Revenue - 1.1%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,007,910
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,212,178
		$2,220,088
Sales & Excise Tax Revenue - 2.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$772,316

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	$745,000	$832,247
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,500,000	1,575,045
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	432,639
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,690,000	424,139
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	725,000	762,707
		$4,799,093
Single Family Housing - State - 3.4%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.5%, 2034	$335,000	$348,085
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	910,000	912,220
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	1,017,890
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 6%, 2020	325,000	335,481
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AGM, 5.35%, 2024	1,635,000	1,664,414
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	1,004,363
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,500,000	1,481,625
		$6,764,078
Solid Waste Revenue - 0.5%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,056,070

State & Local Agencies - 3.1%
Bessemer, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2029	$605,000	$654,380
Charleston,SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	3,720,000	3,996,582
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	620,000	664,460
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	317,382
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	697,118
		$6,329,922
Tax - Other - 1.4%
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	$750,000	$774,885
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	514,625
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	196,357

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	$60,000	$64,735
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	182,939
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	187,411
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	890,000	912,517
		$2,833,469
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$445,000	$374,347

Tobacco - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$192,692
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	225,000	181,208
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	275,000	200,849
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	830,000	626,534
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-2”, 0% to 2012, 5.30% to 2037	840,000	538,835
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	465,000	320,813
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,000,000	1,043,670
		$3,104,601
Transportation - Special Tax - 4.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$1,250,000	$1,348,075
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	500,000	515,810
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,107,080
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,706,309
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,565,150
		$8,242,424
Universities - Colleges - 10.8%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$841,504
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	1,260,000	1,300,345
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,491,662

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	$1,000,000	$1,029,560
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,132,891
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	2,085,020
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,057,350
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,074,730
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,101,250
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,139,640
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,764,229
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,061,950
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,868,742
University of South Carolina, University Rev., “A”, AGM, 5.25%, 2038	1,625,000	1,754,399
		$21,703,272
Universities - Secondary Schools - 0.6%
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	$500,000	$543,205
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	736,406
		$1,279,611
Utilities - Investor Owned - 1.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$800,000	$906,720
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	150,000	169,719
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,005,940
		$3,082,379
Utilities - Municipal Owned - 9.5%
Easley, SC, Utility Rev., AGM, 5%, 2012 (c)	$1,000,000	$1,093,860
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,527,670
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	190,132
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,055,000	1,141,415
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,344,652
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	554,629
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,135,442

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	$2,000,000	$2,183,780
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,801,825
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,079,180
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	544,558
South Carolina Public Service Authority, “B”, AGM, 5.125%, 2037 (f)	1,500,000	1,529,955
		$19,127,098
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$802,745
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	145,718
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	283,017
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	145,888
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	586,741
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	342,656
		$2,306,765
Water & Sewer Utility Revenue - 15.7%
Anderson County, SC, Joint Municipal Water, AGM, 5%, 2032	$1,000,000	$1,021,590
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,054,960
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	1,082,280
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., AGM, 4.5%, 2031	1,000,000	1,062,030
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,099,820
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,090,115
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2040	1,760,000	1,908,562
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,153,440
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,084,310
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,135,230
Greenville, SC, Stormwater Systems, AGM, 5%, 2022	595,000	610,297
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,086,320
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,137,619
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2041	3,500,000	3,732,504

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., NATL, 5.125%, 2032	$920,000	$964,481
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	2,000,000	2,100,100
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, AGM, 5.375%, 2023	500,000	532,104
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,295,213
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,157,160
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	584,107
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,200,000	1,250,952

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	$1,490,000	$1,529,515
		$31,672,709
Total Municipal Bonds (Identified Cost, $179,982,435)		$189,484,559

Money Market Funds (v) - 3.6%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	7,202,007	$7,202,007
Total Investments (Identified Cost, $187,184,442)		$196,686,566

Other Assets, Less Liabilities - 2.3%		4,603,750
Net Assets - 100.0%		$201,290,316

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	57	$7,621,969	December-2010	$51,501

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	17	$2,142,797	December-2010	$(11,381)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.0%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., AGM, 5.125%, 2021	$1,500,000	$1,509,162
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	1,000,000	1,047,040
		$2,556,202
General Obligations - General Purpose - 9.3%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,562,430
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	276,758
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	490,212
Commonwealth of Puerto Rico, Unrefunded Public Improvement, AGM, 5%, 2024	770,000	776,684
Johnson City, TN, 5%, 2031	1,000,000	1,092,390
Manchester, TN, AGM, 5%, 2038	1,775,000	1,927,774
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,224,060
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	488,424
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,103,180
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	562,262
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	624,246
State of California, 6%, 2039	845,000	943,197
		$12,071,617
General Obligations - Improvement - 1.5%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	$1,000,000	$1,139,090
Guam Government, “A”, 5.25%, 2037	215,000	201,150
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	603,455
		$1,943,695
General Obligations - Schools - 1.9%
Rutherford County, TN, School & Public Improvement, 5%, 2022	$1,510,000	$1,618,010
Williamson County, TN, School District, 5%, 2026	740,000	907,795
		$2,525,805
Healthcare Revenue - Hospitals - 19.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,127,780
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	303,921
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	699,822

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	$500,000	$516,135
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	132,136
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	454,365
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,500,000	1,511,595
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	405,260
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	607,002
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	395,000	424,878
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	286,478
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	321,891
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	1,012,020
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	4,000,000	958,840
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,556,345
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	997,210
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2013 (c)	545,000	598,116
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, AGM, 5%, 2022	455,000	464,428
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	678,436
Montgomery County, OH, Rev. (Catholic Health Initiatives), “A”, 5%, 2039	570,000	592,532
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	535,638
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Group), “C”, 5%, 2040	1,500,000	1,573,785

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	$625,000	$693,744
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	519,660
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,294,000
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,608,165
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	416,246
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	460,000	471,946
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	615,000	640,209
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	187,160
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	608,952
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)	1,000,000	55,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	236,552
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	871,240
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	523,027
		$25,884,514
Healthcare Revenue - Long Term Care - 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$437,915
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	250,730
		$688,645
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$325,066

Miscellaneous Revenue - Other - 1.6%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,038,320

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$685,000	$686,500
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “B”, NATL, 0%, 2030	585,000	168,983
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “C”, NATL, 0%, 2028	570,000	199,221
		$2,093,024
Multi-Family Housing Revenue - 1.8%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$330,000	$334,135
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,084,570
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	510,035
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	484,971
		$2,413,711
Sales & Excise Tax Revenue - 2.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$525,000	$551,654
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,220,000	1,289,991
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	434,358
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	1,265,000	317,477
		$2,593,480
Single Family Housing - State - 8.3%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$105,000	$105,107
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	578,789
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	694,547
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,675,000	1,700,309
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	655,000	658,413
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	1,000,000	1,035,610
Tennessee Housing Development Agency Rev., Homeownership Program, AGM, 5.4%, 2032	570,000	571,670
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	485,000	505,419
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,925,000	2,009,989
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	380,000	381,900
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,500,000	1,541,850

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State continued
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	$955,000	$986,143
		$10,769,746
State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,054,540

State & Local Agencies - 12.2%
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	$210,000	$225,219
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	525,000	562,648
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2035	745,000	752,964
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,191,320
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,831,983
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	2,500,000	2,707,850
Tennessee School Bond Authority (Higher Education Facilities), “A”, AGM, 5.25%, 2012 (c)	3,000,000	3,228,780
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,196,360
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,168,620
		$15,865,744
Tax - Other - 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$163,631
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	53,946
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	640,813
		$858,390
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$158,436
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	185,000	148,993
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	360,661
Tobacco Settlement Financing Corp., 5%, 2031	750,000	659,498
		$1,327,588
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$715,212

Issuer	Shares/Par	Value ($)

Universities - Colleges - 5.5%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$528,215
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	256,475
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	896,648
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	415,000	434,007
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	1,003,090
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,766,750
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031 (f)	1,145,000	1,253,477
		$7,138,662
Utilities - Municipal Owned - 12.1%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,244,470
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,024,480
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,370,650
Elizabethton, TN, Electric System Rev., NATL, 4.5%, 2027	1,000,000	1,047,710
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	315,534
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	885,000	957,490
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,090,660
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	670,714
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	225,358
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,606,680
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., Capital Appreciation, NATL, 0%, 2012	3,305,000	3,227,927
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	870,000	910,446
		$15,692,119
Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$235,847
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	119,837
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	88,978

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$1,200,000	$1,235,244
		$1,679,906

Water & Sewer Utility Revenue - 13.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	428,296
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,076,720
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	835,774
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	295,000	360,484
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,561,965
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,097,620
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,071,620
Hendersonville, TN, Utility District Waterworks & Sewer Rev., AGM, 5%, 2031	1,000,000	1,079,340
Knoxville, TN, Waste Water System Rev., AGM, 4.5%, 2032	1,000,000	1,044,600

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	$2,620,000	$2,735,437
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,000,000	1,223,970
Rutherford County, TN, Water Rev., NATL, 5%, 2027	770,000	819,611
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,326,544
White House Utility District, TN, Unrefunded, AGM, 5%, 2021	420,000	423,247
		$18,085,228
Total Municipal Bonds (Identified Cost, $119,293,700)		$126,282,894

Money Market Funds (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	1,572,546	$1,572,546
Total Investments (Identified Cost, $120,866,246)		$127,855,440

Other Assets, Less Liabilities - 1.8%		2,312,574
Net Assets - 100.0%		$130,168,014

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	50	$6,685,938	December-2010	$45,177

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,764,656	December-2010	$ (9,373)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.5%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.4%
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	$1,500,000	$1,602,810
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,038,250
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	726,277
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,495,886
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,039,600
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,794,382
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,038,310
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	3,024,960
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,176,100
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	727,682
		$19,664,257
General Obligations - General Purpose - 2.8%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$661,144
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,152,807
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,701,371
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	983,958
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,093,917
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,639,070
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,109,755
		$10,342,022
General Obligations - Improvement - 1.4%
Arlington County, VA, 4.5%, 2028	$255,000	$262,273
Chesterfield County, VA, 5%, 2011 (c)	2,015,000	2,041,719
Guam Government, “A”, 6.75%, 2029	925,000	1,052,400
Guam Government, “A”, 5.25%, 2037	540,000	505,212
Guam Government, “A”, 7%, 2039	110,000	124,215
State of Virginia, “D”, 5%, 2019	1,000,000	1,224,850
		$5,210,669
General Obligations - Schools - 1.2%
Henrico County, VA, “A”, 5%, 2018 (c)	$1,305,000	$1,604,850
Los Angeles, CA, Unified School District, “D”, 5%, 2034	125,000	131,776

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
San Diego, CA, Community College District, AGM, 5%, 2030	$2,570,000	$2,761,670
		$4,498,296
Healthcare Revenue - Hospitals - 18.9%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$3,023,610
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,716,453
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	2,090,860
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,005,750
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,051,990
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,649,850
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	540,260
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,037,440
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,266,930
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	753,143
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	94,130
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,938,018
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	2,000,000	2,098,840
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,731,540
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	695,000	729,076
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,088,233
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	2,211,141
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,098,950

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$1,635,000	$1,643,322
Medical College of Virginia, Hospital Authority Rev., NATL, 5.125%, 2018	3,000,000	3,006,390
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	208,008
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,995,000	2,069,294
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	666,921
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,412,981
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,606,957
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	1,015,780
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,000,000	2,038,520
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Bedford Memorial Hospital), “B”, ASSD GTY, 5%, 2038	3,000,000	3,088,380
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,565,080
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,190,656
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	1,700,000	1,769,683
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	541,440
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,240,240
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,941,020
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,623,580
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	239,650
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	578,368
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,085,890
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,086,537

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	$1,280,000	$1,251,354
		$68,996,265
Healthcare Revenue - Long Term Care - 1.4%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$709,230
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	219,260
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	554,890
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	625,180
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	869,130
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,145,227
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	661,868
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	185,764
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	281,714
		$5,252,263
Industrial Revenue - Environmental Services - 0.9%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,587,360
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,837,658
		$3,425,018
Industrial Revenue - Other - 1.0%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,007,880
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,030,360
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	761,873
		$3,800,113
Industrial Revenue - Paper - 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$955,670

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	$1,750,000	$35,000
		$990,670
Miscellaneous Revenue - Other - 0.1%
Norfolk, VA, Airport Authority Rev. (Air Cargo), 6.25%, 2030	$500,000	$493,885

Multi-Family Housing Revenue - 4.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$3,033,810
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,387,425
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	968,400
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,001,880
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,553,980
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,126,372
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,039,660
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,172,855
		$17,284,382
Parking - 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,638,362

Sales & Excise Tax Revenue - 3.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$2,135,000	$2,243,394
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,594,906
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	4,650,000	4,916,771
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	892,318
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	3,285,000	824,436
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	1,320,000	1,388,653
		$11,860,478
Single Family Housing - State - 3.9%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,041,860
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,032,700
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	2,001,860
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,274,305

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	$1,285,000	$1,288,829
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,634,340
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,795,556
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,032,330
		$14,101,780
State & Agency - Other - 1.4%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,417,911
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,563,420
		$4,981,331
State & Local Agencies - 14.9%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,010,810
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 6.25%, 2011	1,410,000	1,415,090
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,004,520
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.949%, 2037	1,915,000	1,242,605
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,540,000
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,058,650
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,050,870
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,966,799
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036	2,000,000	2,063,660
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,038,090
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,335,000	2,579,848
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,093,110
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,190,760
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	543,340
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,025,600
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,148,672

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	$1,000,000	$1,069,430
Powhatan County, VA, 5%, 2032	2,500,000	2,751,050
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,026,680
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,611,660
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,624,032
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,584,361
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,206,490
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,612,450
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,687,665
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing Project), “A”, 5%, 2025	6,095,000	6,928,735
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,796,125
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,144,550
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,182,195
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,129,940
		$54,327,787
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$398,168
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	129,470
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,087,290
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,585,237
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	962,543
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	255,815
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	286,023
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	259,345
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,686,619
		$6,650,510

Issuer	Shares/Par	Value ($)

Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$565,000	$412,653
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,196,250
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	365,000	354,163
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,356,480
		$3,319,546
Toll Roads - 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$2,083,760

Transportation - Special Tax - 0.9%
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	$1,485,000	$1,662,502
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,482,472
		$3,144,974
Universities - Colleges - 4.6%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,811,684
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,165,950
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,287,258
Lexington, VA, Industrial Development Authority Educational Facilities Rev., 5%, 2036	2,000,000	2,169,520
University of Virginia (University Rev.), 5%, 2040	1,990,000	2,162,394
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,846,719
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	2,020,460
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,127,222
		$16,591,207
Universities - Secondary Schools - 0.5%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$1,975,411

Utilities - Investor Owned - 1.0%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,088,950
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	712,789
		$3,801,739

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 5.9%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$296,993
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	2,022,828
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	825,647
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	395,000	427,354
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,617,604
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	543,170
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	2,130,680
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	2,540,000	2,658,085
Richmond, VA, Public Utilities Rev., AGM, 5%, 2012 (c)(f)	5,000,000	5,294,150
Richmond, VA, Public Utilities Rev., AGM, 5%, 2035	1,000,000	1,055,400
Richmond, VA, Public Utilities Rev., 5%, 2035	2,415,000	2,620,830
Richmond, VA, Public Utilities Rev., 5%, 2040	2,000,000	2,158,660
		$21,651,401
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$994,367
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	581,757
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	302,197
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	224,946
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,173,482
		$3,276,749
Water & Sewer Utility Revenue - 19.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$428,296
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,230,160
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,060,760
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,328,000
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,171,420
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	4,035,825
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,379,926
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,213,560
Norfolk, VA, Water Rev., 4%, 2039	4,550,000	4,557,371
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2022	1,450,000	1,494,892

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.5%, 2032	$1,500,000	$1,556,700
Spotsylvania County, VA, Water & Sewer Rev., AGM, 4.75%, 2035	1,500,000	1,564,200
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,465,996
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,140,160
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,013,130
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	55,000	62,338
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	60,000	68,005
Virginia Resources Authority Rev., 5%, 2013 (c)(u)	375,000	425,029
Virginia Resources Authority Rev., 5%, 2021 (u)	2,725,000	2,991,314
Virginia Resources Authority Rev., 5%, 2023 (u)	2,980,000	3,249,720
Virginia Resources Authority Rev., 5%, 2033 (u)	4,645,000	4,876,553
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,350,299
Virginia Resources Authority, Clean Water Rev., 5%, 2017	1,500,000	1,811,700
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,304,920
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,125,500
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,968,818
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	330,000	334,079
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2019	230,000	237,245
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2020	240,000	247,306
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,326,281
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,533,336
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	660,000	686,314
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	710,000	738,308
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	700,000	727,909
Virginia Resources Authority, Infrastructure Rev., “A”, NATL, 5.5%, 2011 (c)	750,000	779,903
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,830,152
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,083,772
		$70,399,197
Total Municipal Bonds (Identified Cost, $344,086,219)		$359,762,072

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 2.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	8,775,472	$8,775,472
Total Investments (Identified Cost, $352,861,691)		$368,537,544

Other Assets, Less Liabilities - (0.9)%		(3,151,741)
Net Assets - 100.0%		$365,385,803

Derivative Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	118	$15,778,813	December-2010	$106,616

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	33	$4,159,547	December-2010	$(22,093)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/10 (unaudited)

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.9%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 11.6%
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	$1,500,000	$1,551,233
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	787,878
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,129,060
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	773,111
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	862,054
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	775,024
State of West Virginia, NATL, 5%, 2015	2,500,000	2,904,225
State of West Virginia, 4%, 2022	2,000,000	2,198,200
State of West Virginia, 4%, 2023	2,000,000	2,185,820
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,570,156
		$16,736,761
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$39,821
Guam Government, “A”, 5.25%, 2037	250,000	233,895
Guam Government, “A”, 7%, 2039	45,000	50,816
		$324,532
General Obligations - Schools - 4.4%
Monongalia County, WV, Board of Education, NATL, 5%, 2027	$2,350,000	$2,503,620
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,785,900
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,066,340
		$6,355,860
Healthcare Revenue - Hospitals - 12.8%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	$725,000	$746,134
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	960,281
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	464,522
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	471,194
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	220,000	239,481
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	441,012
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	313,505

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	$725,000	$728,690
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	88,403
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	886,840
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	470,000	433,082
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), AGM, 5.2%, 2021	1,000,000	1,032,580
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	595,000	573,229
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,081,840
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,681,180
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	860,000	863,225
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,028,630
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	500,920
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,629,175
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,065,480
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,002,520
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “B”, 5.125%, 2020	355,000	364,276
		$18,596,199
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$355,541

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - 1.8%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Air Cargo), 6.65%, 2025	$550,000	$554,917
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039 (f)	2,000,000	2,089,100
		$2,644,017
Sales & Excise Tax Revenue - 2.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$1,066,532
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	688,956
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	653,509
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	585,000	614,268
		$3,023,265
Single Family Housing Revenue - Local - 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$10,000	$10,001

Single Family Housing - State - 4.4%
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	$850,000	$837,701
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	3,482,258
West Virginia Housing Development Fund Rev., “C”, 4.75%, 2040	2,000,000	2,022,400
		$6,342,359
State & Local Agencies - 17.8%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$584,082
Huntington, WV, Municipal Development Authority Rev., NATL, 5.1%, 2018	1,740,000	1,743,149
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,652,775
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,791,418
West Virginia Economic Development Authority (Correctional Juvenile & Public), NATL, 5%, 2026	2,100,000	2,177,196
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,571,524
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,033,590
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	1,260,000	1,275,939
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,142,320
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,032,930

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	$645,000	$676,018
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,400,474
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	770,554
		$25,851,969
Tax - Other - 6.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$174,539
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	59,341
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	417,488
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	112,559
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	120,431
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	114,112
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	390,000	399,867
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,087,320
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,087,440
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	807,210
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	2,000,000	2,154,880
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,215,300
		$9,750,487
Tax Assessment - 0.6%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$494,950
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	297,318
		$792,268
Tobacco - 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$158,436
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	195,000	157,047
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	360,000	248,371
		$563,854

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, 4.95%, 2026	$950,000	$1,024,537

Universities - Colleges - 13.0%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,548,645
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,244,437
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,292,953
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,273,556
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,726,758
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,701,050
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,547,325
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,088,360
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.5%, 2020	1,700,000	1,993,488
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,326,100
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	1,029,630
		$18,772,302
Utilities - Investor Owned - 3.4%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$759,923
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	470,000	532,698
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	340,000	384,696
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	301,569
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	3,000,000	2,904,390
		$4,883,276
Utilities - Municipal Owned - 1.7%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$341,829
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	945,000	1,022,405

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	$1,085,000	$1,135,442
		$2,499,676
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$720,712
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	505,075
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	256,811
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	130,258
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	301,122
		$1,913,978
Water & Sewer Utility Revenue - 11.8%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$877,860
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	2,158,824
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	310,000	378,814
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	213,926
West Virginia Water Development Authority Loan Program, “A”, AGM, 5%, 2044	2,000,000	2,049,380
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,286,932
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,011,600
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,056,370
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,970,755
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	2,010,353
West Virginia Water Development Authority, Infrastructure Rev., “A”, AGM, 4.75%, 2045	2,000,000	2,037,540
		$17,052,354
Total Municipal Bonds (Identified Cost, $131,750,603)		$137,493,236

Money Market Funds (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	4,365,721	$4,365,721
Total Investments (Identified Cost, $136,116,324)		$141,858,957

Other Assets, Less Liabilities - 2.1%		3,085,309
Net Assets - 100.0%		$144,944,266

Portfolio of Investments (unaudited) – continued

Derivatives Contracts at 9/30/10

Futures Contracts Outstanding at 9/30/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	14	$1,764,656	December-2010	$(9,373)

At September 30, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Porfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/10 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$112,441,934	$212,843,477	$434,828,331	$137,562,821
Underlying funds, at cost and net asset value	3,198,498	8,403,763	8,779,908	8,231,455
Total investments, at identified cost	$115,640,432	$221,247,240	$443,608,239	$145,794,276
Unrealized appreciation (depreciation)	6,502,461	13,838,011	26,684,288	6,565,344
Total investments, at value	$122,142,893	$235,085,251	$470,292,527	$152,359,620
Receivables for
Daily variation margin on open futures contracts	1,094	—	—	—
Investments sold	40,364	290,198	206,731	2,170,000
Fund shares sold	689,050	828,168	1,489,389	809,632
Interest	1,464,200	3,195,050	6,862,234	2,215,594
Other assets	204	369	620	225
Total assets	$124,337,805	$239,399,036	$478,851,501	$157,555,071

Liabilities
Payables for
Distributions	$141,064	$246,403	$573,091	$187,686
Daily variation margin on open futures contracts	—	4,625	3,750	2,266
Investments purchased	—	—	5,857,524	3,594,550
Fund shares reacquired	250,450	130,091	270,034	64,683
Payable to the holder of the floating rate certificate from trust assets	—	—	8,018,950	947,372
Payable for interest expense and fees	—	—	13,732	2,554
Payable to affiliates
Investment adviser	3,055	5,884	11,438	3,762
Shareholder servicing costs	14,101	22,017	46,076	18,153
Distribution and service fees	1,073	5,222	10,070	7,803
Administrative services fee	153	241	413	175
Payable for independent Trustees’ compensation	5,952	7,608	10,422	5,915
Accrued expenses and other liabilities	24,664	37,542	41,846	35,503
Total liabilities	$440,512	$459,633	$14,857,346	$4,870,422
Net assets	$123,897,293	$238,939,403	$463,994,155	$152,684,649

Net assets consist of
Paid-in capital	$116,894,920	$226,449,893	$437,507,346	$147,092,606
Unrealized appreciation (depreciation) on investments	6,495,766	13,923,106	26,774,967	6,609,949
Accumulated net realized gain (loss) on investments	383,840	(1,545,218)	(888,681)	(1,148,352)
Undistributed net investment income	122,767	111,622	600,523	130,446
Net assets	$123,897,293	$238,939,403	$463,994,155	$152,684,649

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$120,430,014	$191,393,942	$373,541,796	$134,466,973
Class B	3,467,279	12,343,881	10,257,266	18,217,676
Class C	—	35,201,580	80,195,093	—
Total net assets	$123,897,293	$238,939,403	$463,994,155	$152,684,649

Shares of beneficial interest outstanding
Class A	11,958,566	17,122,099	31,132,146	13,096,926
Class B	343,854	1,107,230	855,912	1,769,711
Class C	—	3,152,998	6,687,841	—
Total shares of beneficial interest outstanding	12,302,420	21,382,327	38,675,899	14,866,637

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.07	$11.18	$12.00	$10.27
Offering price per share (100 / 95.25 × net asset value per share)	$10.57	$11.74	$12.60	$10.78

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.08	$11.15	$11.98	$10.29

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$11.16	$11.99	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/10	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$179,982,435	$119,293,700	$344,086,219	$131,750,603
Underlying funds, at cost and net asset value	7,202,007	1,572,546	8,775,472	4,365,721
Total investments, at identified cost	$187,184,442	$120,866,246	$352,861,691	$136,116,324
Unrealized appreciation (depreciation)	9,502,124	6,989,194	15,675,853	5,742,633
Total investments, at value	$196,686,566	$127,855,440	$368,537,544	$141,858,957
Receivables for
Daily variation margin on open futures contracts	—	—	—	1,531
Investments sold	7,317,450	810,905	3,934,936	1,075,000
Fund shares sold	289,127	220,590	1,343,990	150,542
Interest	2,953,999	1,810,862	5,539,930	2,212,406
Other assets	285	230	511	243
Total assets	$207,247,427	$130,698,027	$379,356,911	$145,298,679

Liabilities
Payables for
Distributions	$227,795	$184,509	$489,715	$151,092
Daily variation margin on open futures contracts	1,703	1,594	3,766	—
Investments purchased	5,458,411	—	7,198,160	—
Fund shares reacquired	199,346	290,488	720,878	147,241
Payable to the holder of the floating rate certificate from trust assets	—	—	5,429,182	—
Payable for interest expense and fees	—	—	21,013	—
Payable to affiliates
Investment adviser	4,960	3,208	9,002	3,573
Shareholder servicing costs	21,682	13,473	40,612	12,876
Distribution and service fees	3,112	1,947	6,673	2,134
Administrative services fee	212	157	338	169
Payable for independent Trustees’ compensation	10,406	7,573	10,434	10,385
Accrued expenses and other liabilities	29,484	27,064	41,335	26,943
Total liabilities	$5,957,111	$530,013	$13,971,108	$354,413
Net assets	$201,290,316	$130,168,014	$365,385,803	$144,944,266

Net assets consist of
Paid-in capital	$192,535,538	$123,368,619	$349,866,050	$140,137,126
Unrealized appreciation (depreciation) on investments	9,542,244	7,024,998	15,760,376	5,733,260
Accumulated net realized gain (loss) on investments	(936,798)	(575,384)	(455,102)	(1,034,003)
Undistributed net investment income	149,332	349,781	214,479	107,883
Net assets	$201,290,316	$130,168,014	$365,385,803	$144,944,266

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$192,643,957	$126,169,526	$324,637,469	$141,301,030
Class B	8,646,359	3,998,488	5,758,090	3,643,236
Class C	—	—	34,990,244	—
Total net assets	$201,290,316	$130,168,014	$365,385,803	$144,944,266

Shares of beneficial interest outstanding
Class A	15,679,599	11,853,134	28,371,534	12,504,124
Class B	704,089	375,892	503,547	322,524
Class C	—	—	3,058,705	—
Total shares of beneficial interest outstanding	16,383,688	12,229,026	31,933,786	12,826,648

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$12.29	$10.64	$11.44	$11.30
Offering price per share (100 / 95.25 × net asset value per share)	$12.90	$11.17	$12.01	$11.86

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$12.28	$10.64	$11.44	$11.30

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$—	$—	$11.44	$—

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/10 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$2,870,859	$5,831,118	$10,954,357	$3,601,061
Dividends from underlying funds	3,422	8,274	9,785	4,843
Total investment income	$2,874,281	$5,839,392	$10,964,142	$3,605,904
Expenses
Management fee	$264,736	$518,128	$1,000,541	$320,217
Distribution and service fees	162,356	463,062	877,303	251,560
Shareholder servicing costs	31,941	61,076	118,330	47,994
Administrative services fee	13,406	21,122	35,819	15,097
Independent Trustees’ compensation	3,787	7,638	8,593	4,105
Custodian fee	16,058	25,670	36,122	20,877
Shareholder communications	4,372	7,694	12,795	6,962
Auditing fees	21,770	21,770	21,770	21,770
Legal fees	2,783	4,368	3,738	3,297
Interest expense and fees	—	—	29,812	3,809
Miscellaneous	29,822	42,017	47,433	36,085
Total expenses	$551,031	$1,172,545	$2,192,256	$731,773
Fees paid indirectly	—	(10)	(2)	(1)
Reduction of expenses by investment adviser and/or distributor	(90,015)	(729)	(1,406)	(104,545)
Net expenses	$461,016	$1,171,806	$2,190,848	$627,227
Net investment income	$2,413,265	$4,667,586	$8,773,294	$2,978,677

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$67,173	$81,852	$1,122,312	$134,130
Futures contracts	(104,382)	(2,122,436)	(2,604,017)	(1,157,868)
Net realized gain (loss) on investments	$(37,209)	$(2,040,584)	$(1,481,705)	$(1,023,738)
Change in unrealized appreciation (depreciation)
Investments	$3,036,519	$7,005,124	$12,091,807	$4,127,962
Futures contracts	(10,778)	71,245	70,369	36,456
Net unrealized gain (loss) on investments	$3,025,741	$7,076,369	$12,162,176	$4,164,418
Net realized and unrealized gain (loss) on investments	$2,988,532	$5,035,785	$10,680,471	$3,140,680
Change in net assets from operations	$5,401,797	$9,703,371	$19,453,765	$6,119,357

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/10	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$4,664,622	$3,249,526	$8,766,405	$3,387,500
Dividends from underlying funds	7,498	2,500	12,592	3,357
Total investment income	$4,672,120	$3,252,026	$8,778,997	$3,390,857
Expenses
Management fee	$422,989	$296,329	$790,594	$316,981
Distribution and service fees	269,314	181,551	582,829	192,100
Shareholder servicing costs	52,698	33,934	97,653	35,489
Administrative services fee	18,230	14,362	29,423	14,994
Independent Trustees’ compensation	4,467	4,024	8,281	4,301
Custodian fee	19,466	16,219	31,476	15,345
Shareholder communications	6,101	4,791	10,893	5,073
Auditing fees	21,770	21,770	21,770	21,770
Legal fees	2,955	2,626	3,019	2,488
Interest expense and fees	—	—	26,490	—
Miscellaneous	32,406	28,883	45,171	27,542
Total expenses	$850,396	$604,489	$1,647,599	$636,083
Fees paid indirectly	(1)	(1)	(7)	—
Reduction of expenses by investment adviser	(591)	(419)	(1,112)	(447)
Net expenses	$849,804	$604,069	$1,646,480	$635,636
Net investment income	$3,822,316	$2,647,957	$7,132,517	$2,755,221

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$32,979	$237,385	$742,120	$503,013
Futures contracts	(1,042,770)	(969,116)	(2,389,930)	(146,134)
Net realized gain (loss) on investments	$(1,009,791)	$(731,731)	$(1,647,810)	$356,879
Change in unrealized appreciation (depreciation)
Investments	$4,881,801	$3,761,779	$7,615,729	$3,626,093
Futures contracts	33,180	28,724	66,048	(15,089)
Net unrealized gain (loss) on investments	$4,914,981	$3,790,503	$7,681,777	$3,611,004
Net realized and unrealized gain (loss) on investments	$3,905,190	$3,058,772	$6,033,967	$3,967,883
Change in net assets from operations	$7,727,506	$5,706,729	$13,166,484	$6,723,104

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/10 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$2,413,265	$4,667,586	$8,773,294	$2,978,677
Net realized (loss) on investments	(37,209)	(2,040,584)	(1,481,705)	(1,023,738)
Net unrealized gain (loss) on investments	3,025,741	7,076,369	12,162,176	4,164,418
Change in net assets from operations	$5,401,797	$9,703,371	$19,453,765	$6,119,357

Distributions declared to shareholders
From net investment income	$(2,365,398)	$(4,598,419)	$(8,459,861)	$(2,900,831)
Change in net assets from fund share transactions	$8,810,803	$10,756,071	$26,334,827	$15,190,779
Total change in net assets	$11,847,202	$15,861,023	$37,328,731	$18,409,305

Net assets
At beginning of period	112,050,091	223,078,380	426,665,424	134,275,344
At end of period	$123,897,293	$238,939,403	$463,994,155	$152,684,649
Undistributed net investment income included in net assets at the end of period	$122,767	$111,622	$600,523	$130,446

Six months ended 9/30/10 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$3,822,316	$2,647,957	$7,132,517	$2,755,221
Net realized gain (loss) on investments	(1,009,791)	(731,731)	(1,647,810)	356,879
Net unrealized gain (loss) on investments	4,914,981	3,790,503	7,681,777	3,611,004
Change in net assets from operations	$7,727,506	$5,706,729	$13,166,484	$6,723,104

Distributions declared to shareholders
From net investment income	$(3,904,920)	$(2,627,567)	$(6,930,147)	$(2,642,578)
Change in net assets from fund share transactions	$23,012,850	$(3,458,840)	$20,196,038	$2,981,010
Total change in net assets	$26,835,436	$(379,678)	$26,432,375	$7,061,536

Net assets
At beginning of period	174,454,880	130,547,692	338,953,428	137,882,730
At end of period	$201,290,316	$130,168,014	$365,385,803	$144,944,266
Undistributed net investment income included in net assets at end of period	$149,332	$349,781	$214,479	$107,883

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/10	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,432,572	$9,336,743	$16,336,572	$5,172,810
Net realized gain (loss) on investments	283,359	1,532,099	(61,147)	343,737
Net unrealized gain (loss) on investments	4,957,143	12,815,117	16,079,092	7,001,405
Change in net assets from operations	$9,673,074	$23,683,959	$32,354,517	$12,517,952

Distributions declared to shareholders
From net investment income	$(4,338,414)	$(9,064,289)	$(15,075,885)	$(5,048,417)
From net realized gain on investments	—	(177,068)	(550,740)	—
Total distributions declared to shareholders	$(4,338,414)	$(9,241,357)	$(15,626,625)	$(5,048,417)
Change in net assets from fund share transactions	$11,549,306	$951,218	$84,130,231	$19,662,656
Total change in net assets	$16,883,966	$15,393,820	$100,858,123	$27,132,191

Net assets
At beginning of period	95,166,125	207,684,560	325,807,301	107,143,153
At end of period	$112,050,091	$223,078,380	$426,665,424	$134,275,344
Undistributed net investment income included in net assets at end of period	$74,900	$42,455	$287,090	$52,600

Year ended 3/31/10	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,876,966	$5,438,695	$13,551,427	$5,455,793
Net realized gain (loss) on investments	639,280	359,632	1,103,643	56,214
Net unrealized gain (loss) on investments	7,843,759	6,451,846	17,909,678	7,226,202
Change in net assets from operations	$15,360,005	$12,250,173	$32,564,748	$12,738,209

Distributions declared to shareholders
From net investment income	$(6,293,244)	$(5,126,335)	$(13,203,071)	$(5,107,886)
From net realized gain on investments	(102,096)	(398,098)	(89,469)	(87,780)
Total distributions declared to shareholders	$(6,395,340)	$(5,524,433)	$(13,292,540)	$(5,195,666)
Change in net assets from fund share transactions	$24,340,186	$7,103,016	$38,301,584	$7,321,660
Total change in net assets	$33,304,851	$13,828,756	$57,573,792	$14,864,203

Net assets
At beginning of period	141,150,029	116,718,936	281,379,636	123,018,527
At end of period	$174,454,880	$130,547,692	$338,953,428	$137,882,730
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$231,936	$329,391	$12,109	$(4,760)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$9.82		$9.30	$9.58	$9.80	$9.73		$9.82

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.41	$0.43	$0.44	$0.45	(z)	$0.44
Net realized and unrealized gain (loss) on investments	0.24		0.52	(0.30)	(0.23)	0.05	(z)	(0.09)
Total from investment operations	$0.45		$0.93	$0.13	$0.21	$0.50		$0.35

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.41)	$(0.43)	$(0.43)		$(0.44)
Net asset value, end of period	$10.07		$9.82	$9.30	$9.58	$9.80		$9.73
Total return (%) (r)(s)(t)	4.64	(n)	10.10	1.47	2.21	5.20		3.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.88	0.74	1.03	1.11		1.07
Expenses after expense reductions (f)	0.76	(a)	0.77	0.57	0.78	0.86		0.82
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.54	0.56	0.62		0.64
Net investment income	4.13	(a)	4.28	4.55	4.51	4.59	(z)	4.48
Portfolio turnover	4		11	24	13	12		9
Net assets at end of period (000 omitted)	$120,430		$107,625	$89,793	$80,893	$75,470		$75,597
See Notes to Financial Statements

Financial Highlights – continued

MFS® MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$9.83		$9.32	$9.59	$9.81	$9.74		$9.84

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.36	$0.36	$0.38	(z)	$0.37
Net realized and unrealized gain (loss) on investments	0.25		0.50	(0.29)	(0.22)	0.04	(z)	(0.10)
Total from investment operations	$0.42		$0.85	$0.07	$0.14	$0.42		$0.27

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.34)	$(0.36)	$(0.35)		$(0.37)
Net asset value, end of period	$10.08		$9.83	$9.32	$9.59	$9.81		$9.74
Total return (%) (r)(s)(t)	4.28	(n)	9.22	0.80	1.43	4.41		2.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.61	1.51	1.80	1.87		1.83
Expenses after expense reductions (f)	1.44	(a)	1.46	1.33	1.55	1.62		1.58
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.31	1.33	1.38		1.40
Net investment income	3.44	(a)	3.59	3.79	3.75	3.83	(z)	3.72
Portfolio turnover	4		11	24	13	12		9
Net assets at end of period (000 omitted)	$3,467		$4,425	$5,374	$8,169	$9,408		$10,465
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$10.93		$10.23	$10.82	$11.15	$11.13		$11.30

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.47	$0.44	$0.46	$0.52	(z)	$0.49
Net realized and unrealized gain (loss) on investments	0.25		0.69	(0.50)	(0.26)	0.03	(z)	(0.12)
Total from investment operations	$0.48		$1.16	$(0.06)	$0.20	$0.55		$0.37

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.45)	$(0.46)	$(0.48)	$(0.48)		$(0.49)
From net realized gain on investments	—		(0.01)	(0.07)	(0.05)	(0.05)		(0.05)
Total distributions declared to shareholders	$(0.23)		$(0.46)	$(0.53)	$(0.53)	$(0.53)		$(0.54)
Net asset value, end of period	$11.18		$10.93	$10.23	$10.82	$11.15		$11.13
Total return (%) (r)(s)(t)	4.43	(n)	11.53	(0.46)	1.84	5.07		3.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.88	0.94	1.25	1.32		1.28
Expenses after expense reductions (f)	0.87	(a)	0.88	0.78	1.00	1.06		1.03
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.75	0.77	0.82		0.85
Net investment income	4.20	(a)	4.35	4.29	4.16	4.66	(z)	4.36
Portfolio turnover	8		26	29	22	8		12
Net assets at end of period (000 omitted)	$191,394		$177,429	$169,525	$126,126	$118,924		$118,476

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$10.90		$10.20	$10.79	$11.11	$11.09		$11.27

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.37	$0.38	$0.43	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.25		0.69	(0.51)	(0.25)	0.04	(z)	(0.14)
Total from investment operations	$0.44		$1.08	$(0.14)	$0.13	$0.47		$0.27

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.38)	$(0.40)	$(0.40)		$(0.40)
From net realized gain on investments	—		(0.01)	(0.07)	(0.05)	(0.05)		(0.05)
Total distributions declared to shareholders	$(0.19)		$(0.38)	$(0.45)	$(0.45)	$(0.45)		$(0.45)
Net asset value, end of period	$11.15		$10.90	$10.20	$10.79	$11.11		$11.09
Total return (%) (r)(s)(t)	4.05	(n)	10.73	(1.23)	1.15	4.29		2.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.70	2.00	2.07		2.03
Expenses after expense reductions (f)	1.62	(a)	1.63	1.52	1.75	1.82		1.78
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.50	1.52	1.57		1.60
Net investment income	3.48	(a)	3.61	3.55	3.43	3.91	(z)	3.61
Portfolio turnover	8		26	29	22	8		12
Net assets at end of period (000 omitted)	$12,344		$14,229	$16,285	$20,053	$25,654		$30,046

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class C
Net asset value, beginning of period	$10.92		$10.22	$10.81	$11.13	$11.11		$11.29

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.37	$0.37	$0.43	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.24		0.69	(0.51)	(0.24)	0.04	(z)	(0.14)
Total from investment operations	$0.43		$1.08	$(0.14)	$0.13	$0.47		$0.27

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.38)	$(0.40)	$(0.40)		$(0.40)
From net realized gain on investments	—		(0.01)	(0.07)	(0.05)	(0.05)		(0.05)
Total distributions declared to shareholders	$(0.19)		$(0.38)	$(0.45)	$(0.45)	$(0.45)		$(0.45)
Net asset value, end of period	$11.16		$10.92	$10.22	$10.81	$11.13		$11.11
Total return (%) (r)(s)(t)	3.95	(n)	10.70	(1.22)	1.16	4.29		2.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.63	1.70	2.00	2.07		2.03
Expenses after expense reductions (f)	1.61	(a)	1.63	1.53	1.75	1.82		1.78
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.50	1.52	1.57		1.60
Net investment income	3.45	(a)	3.59	3.54	3.40	3.92	(z)	3.61
Portfolio turnover	8		26	29	22	8		12
Net assets at end of period (000 omitted)	$35,202		$31,421	$21,874	$19,855	$15,822		$17,064
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$11.71		$11.15	$11.44	$11.86	$11.85		$11.99

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.51	$0.45	$0.52	$0.51	(z)	$0.51
Net realized and unrealized gain (loss) on investments	0.28		0.55	(0.21)	(0.42)	0.03	(z)	(0.09)
Total from investment operations	$0.52		$1.06	$0.24	$0.10	$0.54		$0.42

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)	$(0.48)	$(0.48)	$(0.50)		$(0.51)
From net realized gain on investments	—		(0.02)	(0.05)	(0.04)	(0.03)		(0.05)
Total distributions declared to shareholders	$(0.23)		$(0.50)	$(0.53)	$(0.52)	$(0.53)		$(0.56)
Net asset value, end of period	$12.00		$11.71	$11.15	$11.44	$11.86		$11.85
Total return (%) (r)(s)(t)	4.52	(n)	9.55	2.22	0.83	4.60		3.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.87	1.08	1.32	1.36		1.32
Expenses after expense reductions (f)	0.84	(a)	0.87	0.91	1.07	1.11		1.08
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.83	(a)	0.85	0.81	0.81	0.86		0.89
Net investment income	4.09	(a)	4.42	4.05	4.48	4.34	(z)	4.24
Portfolio turnover	5		12	20	17	12		8
Net assets at end of period (000 omitted)	$373,542		$346,345	$274,487	$257,884	$268,108		$270,124

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$11.69		$11.14	$11.42	$11.84	$11.83		$11.98

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.38	$0.45	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.28		0.53	(0.20)	(0.43)	0.02	(z)	(0.10)
Total from investment operations	$0.48		$0.96	$0.18	$0.02	$0.46		$0.33

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.41)	$(0.40)	$(0.42)		$(0.43)
From net realized gain on investments	—		(0.02)	(0.05)	(0.04)	(0.03)		(0.05)
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.46)	$(0.44)	$(0.45)		$(0.48)
Net asset value, end of period	$11.98		$11.69	$11.14	$11.42	$11.84		$11.83
Total return (%) (r)(s)(t)	4.14	(n)	8.65	1.63	0.17	3.93		2.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.62	1.74	1.97	2.01		1.98
Expenses after expense reductions (f)	1.59	(a)	1.62	1.56	1.72	1.76		1.73
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.58	(a)	1.60	1.46	1.47	1.51		1.54
Net investment income	3.34	(a)	3.68	3.39	3.83	3.70	(z)	3.59
Portfolio turnover	5		12	20	17	12		8
Net assets at end of period (000 omitted)	$10,257		$11,331	$13,652	$21,537	$26,520		$32,610

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class C
Net asset value, beginning of period	$11.70		$11.15	$11.43	$11.85	$11.84		$11.98

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.38	$0.45	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.28		0.54	(0.20)	(0.43)	0.02	(z)	(0.09)
Total from investment operations	$0.48		$0.96	$0.18	$0.02	$0.46		$0.34

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.41)	$(0.40)	$(0.42)		$(0.43)
From net realized gain on investments	—		(0.02)	(0.05)	(0.04)	(0.03)		(0.05)
Total distributions declared to shareholders	$(0.19)		$(0.41)	$(0.46)	$(0.44)	$(0.45)		$(0.48)
Net asset value, end of period	$11.99		$11.70	$11.15	$11.43	$11.85		$11.84
Total return (%) (r)(s)(t)	4.13	(n)	8.63	1.63	0.17	3.93		2.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.59	(a)	1.62	1.73	1.97	2.01		1.98
Expenses after expense reductions (f)	1.59	(a)	1.62	1.56	1.72	1.76		1.73
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.58	(a)	1.60	1.47	1.47	1.51		1.54
Net investment income	3.33	(a)	3.64	3.39	3.83	3.69	(z)	3.61
Portfolio turnover	5		12	20	17	12		8
Net assets at end of period (000 omitted)	$80,195		$68,989	$37,668	$30,946	$33,152		$32,223
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008		2007		2006
Class A
Net asset value, beginning of period	$10.04		$9.40	$9.90	$10.24		$10.15		$10.17

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.45	$0.44		$0.45	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.22		0.64	(0.52)	(0.36)		0.06	(z)	(0.02)
Total from investment operations	$0.44		$1.07	$(0.07)	$0.08		$0.51		$0.41

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.43)	$(0.42)		$(0.42)		$(0.43)
From net realized gain on investments	—		—	—	(0.00	)(w)	—		—
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.43)	$(0.42)		$(0.42)		$(0.43)
Net asset value, end of period	$10.27		$10.04	$9.40	$9.90		$10.24		$10.15
Total return (%) (r)(s)(t)	4.45	(n)	11.49	(0.69)	0.87		5.17		4.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.91	0.88	1.11		1.18		1.13
Expenses after expense reductions (f)	0.78	(a)	0.79	0.66	0.80		0.82		0.77
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.77	(a)	0.79	0.61	0.60		0.60		0.60
Net investment income	4.29	(a)	4.40	4.67	4.32		4.45	(z)	4.24
Portfolio turnover	6		12	28	17		9		9
Net assets at end of period (000 omitted)	$134,467		$113,411	$84,422	$77,866		$73,813		$74,429

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008		2007		2006
Class B
Net asset value, beginning of period	$10.06		$9.43	$9.93	$10.27		$10.18		$10.20

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.37	$0.36		$0.38	(z)	$0.36
Net realized and unrealized gain (loss) on investments	0.22		0.62	(0.51)	(0.35)		0.06	(z)	(0.03)
Total from investment operations	$0.40		$0.98	$(0.14)	$0.01		$0.44		$0.33

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.36)	$(0.35)		$(0.35)		$(0.35)
From net realized gain on investments	—		—	—	(0.00	)(w)	—		—
Total distributions declared to shareholders	$(0.17)		$(0.35)	$(0.36)	$(0.35)		$(0.35)		$(0.35)
Net asset value, end of period	$10.29		$10.06	$9.43	$9.93		$10.27		$10.18
Total return (%) (r)(s)(t)	4.04	(n)	10.51	(1.42)	0.11		4.37		3.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.65	1.64	1.86		1.94		1.89
Expenses after expense reductions (f)	1.56	(a)	1.54	1.41	1.56		1.58		1.53
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.55	(a)	1.54	1.37	1.36		1.36		1.36
Net investment income	3.52	(a)	3.64	3.91	3.56		3.69	(z)	3.49
Portfolio turnover	6		12	28	17		9		9
Net assets at end of period (000 omitted)	$18,218		$20,864	$22,721	$28,848		$33,849		$38,642
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009		2008	2007		2006
Class A
Net asset value, beginning of period	$12.04		$11.33	$11.85		$12.29	$12.25		$12.36

Income (loss) from investment operations
Net investment income (d)	$0.25		$0.53	$0.50		$0.53	$ 0.55	(z)	$0.54
Net realized and unrealized gain (loss) on investments	0.26		0.68	(0.50)		(0.45)	0.00	(w)(z)	(0.11)
Total from investment operations	$0.51		$1.21	$ (0.00	)(w)	$0.08	$0.55		$0.43

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.49)	$(0.50)		$(0.52)	$(0.51)		$(0.54)
From net realized gain on investments	—		(0.01)	(0.02)		—	—		—
Total distributions declared to shareholders	$(0.26)		$(0.50)	$(0.52)		$(0.52)	$(0.51)		$(0.54)
Net asset value, end of period	$12.29		$12.04	$11.33		$11.85	$12.29		$12.25
Total return (%) (r)(s)(t)	4.25	(n)	10.77	0.03		0.62	4.57		3.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.90	1.10		1.31	1.37		1.34
Expenses after expense reductions (f)	0.87	(a)	0.90	0.93		1.06	1.12		1.09
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.85		0.85	0.89		0.92
Net investment income	4.10	(a)	4.47	4.38		4.36	4.45	(z)	4.35
Portfolio turnover	7		14	19		13	10		13
Net assets at end of period (000 omitted)	$192,644		$165,017	$129,510		$134,422	$135,766		$131,167

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$12.04		$11.33	$11.84	$12.29	$12.24		$12.36

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.43	$0.45	$ 0.47	(z)	$0.46
Net realized and unrealized gain (loss) on investments	0.25		0.68	(0.50)	(0.46)	0.01	(z)	(0.12)
Total from investment operations	$0.45		$1.12	$(0.07)	$(0.01)	$0.48		$0.34

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.40)	$(0.42)	$(0.44)	$(0.43)		$(0.46)
From net realized gain on investments	—		(0.01)	(0.02)	—	—		—
Total distributions declared to shareholders	$(0.21)		$(0.41)	$(0.44)	$(0.44)	$(0.43)		$(0.46)
Net asset value, end of period	$12.28		$12.04	$11.33	$11.84	$12.29		$12.24
Total return (%) (r)(s)(t)	3.77	(n)	9.95	(0.54)	(0.12)	3.98		2.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.76	1.96	2.02		1.99
Expenses after expense reductions (f)	1.62	(a)	1.65	1.58	1.71	1.77		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.50	1.50	1.54		1.57
Net investment income	3.37	(a)	3.73	3.72	3.71	3.80	(z)	3.70
Portfolio turnover	7		14	19	13	10		13
Net assets at end of period (000 omitted)	$8,646		$9,438	$11,640	$15,496	$20,679		$26,214
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class A
Net asset value, beginning of period	$10.40		$9.84	$10.25	$10.58	$10.56		$10.71

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.45	$0.44	$0.48	$ 0.47	(z)	$0.45
Net realized and unrealized gain (loss) on investments	0.24		0.56	(0.37)	(0.34)	(0.01	)(z)	(0.12)
Total from investment operations	$0.45		$1.01	$0.07	$0.14	$0.46		$0.33

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.44)	$(0.44)	$(0.44)		$(0.44)
From net realized gain on investments	—		(0.03)	(0.04)	(0.03)	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.21)		$(0.45)	$(0.48)	$(0.47)	$(0.44)		$(0.48)
Net asset value, end of period	$10.64		$10.40	$9.84	$10.25	$10.58		$10.56
Total return (%) (r)(s)(t)	4.38	(n)	10.46	0.84	1.38	4.43		3.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.91	1.02	1.13	1.17		1.19
Expenses after expense reductions (f)	0.89	(a)	0.91	0.85	0.88	0.92		0.94
Net investment income	4.05	(a)	4.36	4.42	4.61	4.44	(z)	4.17
Portfolio turnover	5		20	23	26	15		5
Net assets at end of period (000 omitted)	$126,170		$125,641	$108,763	$101,028	$99,302		$98,825

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009	2008	2007		2006
Class B
Net asset value, beginning of period	$10.39		$9.83	$10.24	$10.57	$10.56		$10.70

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.37	$0.41	$0.40	(z)	$0.38
Net realized and unrealized gain (loss) on investments	0.25		0.57	(0.36)	(0.34)	(0.02	)(z)	(0.11)
Total from investment operations	$0.42		$0.94	$0.01	$0.07	$0.38		$0.27

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.38)	$(0.37)	$(0.37)		$(0.37)
From net realized gain on investments	—		(0.03)	(0.04)	(0.03)	(0.00	)(w)	(0.04)
Total distributions declared to shareholders	$(0.17)		$(0.38)	$(0.42)	$(0.40)	$(0.37)		$(0.41)
Net asset value, end of period	$10.64		$10.39	$9.83	$10.24	$10.57		$10.56
Total return (%) (r)(s)(t)	4.09	(n)	9.65	0.17	0.72	3.66		2.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.66	1.69	1.78	1.82		1.84
Expenses after expense reductions (f)	1.64	(a)	1.66	1.51	1.53	1.57		1.59
Net investment income	3.30	(a)	3.63	3.76	3.93	3.78	(z)	3.52
Portfolio turnover	5		20	23	26	15		5
Net assets at end of period (000 omitted)	$3,998		$4,907	$7,956	$9,983	$12,924		$17,217
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010		2009	2008	2007		2006
Class A
Net asset value, beginning of period	$11.24		$10.54		$11.07	$11.43	$11.41		$11.52

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49		$0.50	$0.53	$0.51	(z)	$0.51
Net realized and unrealized gain (loss) on investments	0.19		0.69		(0.47)	(0.38)	(0.00	)(w)(z)	(0.12)
Total from investment operations	$0.43		$1.18		$0.03	$0.15	$0.51		$0.39

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)		$(0.47)	$(0.48)	$(0.49)		$(0.50)
From net realized gain on investments	—		(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.23)		$(0.48)		$(0.56)	$(0.51)	$(0.49)		$(0.50)
Net asset value, end of period	$11.44		$11.24		$10.54	$11.07	$11.43		$11.41
Total return (%) (r)(s)(t)	3.85	(n)	11.34		0.40	1.34	4.57		3.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.87		1.08	1.27	1.32		1.30
Expenses after expense reductions (f)	0.86	(a)	0.87		0.91	1.02	1.07		1.05
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.84	(a)	0.86		0.82	0.82	0.87		0.90
Net investment income	4.14	(a)	4.40		4.69	4.72	4.51	(z)	4.38
Portfolio turnover	7		15		22	27	8		13
Net assets at end of period (000 omitted)	$324,637		$302,736		$254,234	$257,133	$269,068		$277,633

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010		2009	2008	2007		2006
Class B
Net asset value, beginning of period	$11.24		$10.53		$11.06	$11.42	$11.40		$11.51

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40		$0.43	$0.46	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.20		0.70		(0.47)	(0.38)	(0.00	)(w)(z)	(0.11)
Total from investment operations	$0.39		$1.10		$(0.04)	$0.08	$0.44		$0.32

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)		$(0.40)	$(0.41)	$(0.42)		$(0.43)
From net realized gain on investments	—		(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.19)		$(0.39)		$(0.49)	$(0.44)	$(0.42)		$(0.43)
Net asset value, end of period	$11.44		$11.24		$10.53	$11.06	$11.42		$11.40
Total return (%) (r)(s)(t)	3.46	(n)	10.62		(0.26)	0.68	3.89		2.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62		1.74	1.92	1.97		1.95
Expenses after expense reductions (f)	1.61	(a)	1.62		1.56	1.67	1.72		1.70
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.59	(a)	1.61		1.47	1.47	1.52		1.55
Net investment income	3.40	(a)	3.66		4.04	4.07	3.87	(z)	3.73
Portfolio turnover	7		15		22	27	8		13
Net assets at end of period (000 omitted)	$5,758		$6,558		$7,401	$9,941	$12,545		$16,885

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10		Years ended 3/31
			2010		2009	2008	2007		2006
Class C	(unaudited)
Net asset value, beginning of period	$11.24		$10.54		$11.06	$11.43	$11.41		$11.52

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40		$0.43	$0.46	$0.44	(z)	$0.43
Net realized and unrealized gain (loss) on investments	0.20		0.69		(0.46)	(0.39)	(0.00	)(w)(z)	(0.11)
Total from investment operations	$0.39		$1.09		$(0.03)	$0.07	$0.44		$0.32

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)		$(0.40)	$(0.41)	$(0.42)		$(0.43)
From net realized gain on investments	—		(0.00	)(w)	(0.09)	(0.03)	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.19)		$(0.39)		$(0.49)	$(0.44)	$(0.42)		$(0.43)
Net asset value, end of period	$11.44		$11.24		$10.54	$11.06	$11.43		$11.41
Total return (%) (r)(s)(t)	3.46	(n)	10.50		(0.17)	0.59	3.89		2.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.62		1.73	1.93	1.97		1.95
Expenses after expense reductions (f)	1.61	(a)	1.62		1.56	1.67	1.72		1.70
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.59	(a)	1.61		1.48	1.47	1.52		1.55
Net investment income	3.38	(a)	3.63		4.02	4.06	3.86	(z)	3.72
Portfolio turnover	7		15		22	27	8		13
Net assets at end of period (000 omitted)	$34,990		$29,660		$19,745	$15,105	$12,377		$12,995
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009		2008	2007		2006
Class A
Net asset value, beginning of period	$10.98		$10.36	$11.01		$11.45	$11.47		$11.58

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.47	(b)	$0.49	$ 0.51	(z)	$0.48
Net realized and unrealized gain (loss) on investments	0.31		0.60	(0.58	)(b)	(0.45)	0.01	(z)	(0.11)
Total from investment operations	$0.53		$1.05	$(0.11)		$0.04	$0.52		$0.37

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.42)	$(0.43)		$(0.47)	$(0.47)		$(0.48)
From net realized gain on investments	—		(0.01)	(0.11)		(0.01)	(0.07)		—
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.54)		$(0.48)	$(0.54)		$(0.48)
Net asset value, end of period	$11.30		$10.98	$10.36		$11.01	$11.45		$11.47
Total return (%) (r)(s)(t)	4.87	(n)	10.22	(0.87)		0.35	4.59		3.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.90	1.03		1.35	1.40		1.34
Expenses after expense reductions (f)	0.88	(a)	0.90	0.86		1.10	1.15		1.09
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.85		0.85	0.89		0.92
Net investment income	3.93	(a)	4.12	4.39	(b)	4.33	4.41	(z)	4.16
Portfolio turnover	12		12	14		14	13		7
Net assets at end of period (000 omitted)	$141,301		$133,244	$116,564		$124,948	$129,974		$134,416

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/10 (unaudited)		Years ended 3/31
			2010	2009		2008	2007		2006
Class B
Net asset value, beginning of period	$10.97		$10.36	$11.01		$11.44	$11.46		$11.58

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.40	(b)	$0.42	$0.43	(z)	$0.41
Net realized and unrealized gain (loss) on investments	0.32		0.59	(0.58	)(b)	(0.44)	0.01	(z)	(0.13)
Total from investment operations	$0.50		$0.96	$(0.18)		$(0.02)	$0.44		$0.28

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.36)		$(0.40)	$(0.39)		$(0.40)
From net realized gain on investments	—		(0.01)	(0.11)		(0.01)	(0.07)		—
Total distributions declared to shareholders	$(0.17)		$(0.35)	$(0.47)		$(0.41)	$(0.46)		$(0.40)
Net asset value, end of period	$11.30		$10.97	$10.36		$11.01	$11.44		$11.46
Total return (%) (r)(s)(t)	4.58	(n)	9.31	(1.52)		(0.21)	3.92		2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.66	1.69		2.00	2.06		1.99
Expenses after expense reductions (f)	1.63	(a)	1.65	1.52		1.75	1.80		1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.51		1.50	1.55		1.57
Net investment income	3.19	(a)	3.39	3.75	(b)	3.69	3.76	(z)	3.51
Portfolio turnover	12		12	14		14	13		7
Net assets at end of period (000 omitted)	$3,643		$4,639	$6,454		$8,096	$10,087		$12,388
(a)	Annualized.
(b)	Amounts reflect a correction which reclassifies income and gains previously reported relating to activity for certain municipal bonds held in connection with self-deposited inverse floating rate securities. The corrected amounts resulted in an increase of $0.11 per share to previously reported net investment income, a decrease of $0.11 per share to previously reported net realized and unrealized gain (loss) on investments, and an increase of 1.02% to the previously reported net investment income ratio of each class. There is no impact on previously reported income from operations.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2010 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Investments at Value
Municipal Bonds	$—	$118,944,395	$—	$118,944,395
Mutual Funds	3,198,498	—	—	3,198,498
Total Investments	$3,198,498	$118,944,395	$—	$122,142,893

Other Financial Instruments
Futures	$(6,695)	$—	$—	$(6,695)

New York Fund
Investments at Value
Municipal Bonds	$—	$226,681,488	$—	$226,681,488
Mutual Funds	8,403,763	—	—	8,403,763
Total Investments	$8,403,763	$226,681,488	$—	$235,085,251

Other Financial Instruments
Futures	$85,095	$—	$—	$85,095

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$461,512,619	$—	$461,512,619
Mutual Funds	8,779,908	—	—	8,779,908
Total Investments	$8,779,908	$461,512,619	$—	$470,292,527

Other Financial Instruments
Futures	$90,679	$—	$—	$90,679

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$144,128,165	$—	$144,128,165
Mutual Funds	8,231,455	—	—	8,231,455
Total Investments	$8,231,455	$144,128,165	$—	$152,359,620

Other Financial Instruments
Futures	$44,605	$—	$—	$44,605

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$189,484,559	$—	$189,484,559
Mutual Funds	7,202,007	—	—	7,202,007
Total Investments	$7,202,007	$189,484,559	$—	$196,686,566

Other Financial Instruments
Futures	$40,120	$—	$—	$40,120

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Tennessee Fund
Investments at Value
Municipal Bonds	$—	$126,282,894	$—	$126,282,894
Mutual Funds	1,572,546	—	—	1,572,546
Total Investments	$1,572,546	$126,282,894	$—	$127,855,440

Other Financial Instruments
Futures	$35,804	$—	$—	$35,804

Virginia Fund
Investments at Value
Municipal Bonds	$—	$359,762,072	$—	$359,762,072
Mutual Funds	8,775,472	—	—	8,775,472
Total Investments	$8,775,472	$359,762,072	$—	$368,537,544

Other Financial Instruments
Futures	$84,523	$—	$—	$84,523

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$137,493,236	$—	$137,493,236
Mutual Funds	4,365,721	—	—	4,365,721
Total Investments	$4,365,721	$137,493,236	$—	$141,858,957

Other Financial Instruments
Futures	$(9,373)	$—	$—	$(9,373)

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of each fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Each fund’s period end derivatives, as presented in the Portfolios of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by each fund at September 30, 2010 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative	Asset Derivatives	Liability Derivatives
Mississippi Fund	Interest Rate Contracts	Interest Rate Futures	$—	$(6,695)
New York Fund	Interest Rate Contracts	Interest Rate Futures	98,485	(13,390)
North Carolina Fund	Interest Rate Contracts	Interest Rate Futures	117,459	(26,780)
Pennsylvania Fund	Interest Rate Contracts	Interest Rate Futures	53,308	(8,703)
South Carolina Fund	Interest Rate Contracts	Interest Rate Futures	51,501	(11,381)
Tennessee Fund	Interest Rate Contracts	Interest Rate Futures	45,177	(9,373)
Virginia Fund	Interest Rate Contracts	Interest Rate Futures	106,616	(22,093)
West Virginia Fund	Interest Rate Contracts	Interest Rate Futures	—	(9,373)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the funds’ Statements of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by each fund for the six months ended September 30, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate Contracts	$(104,382)
New York Fund	Interest Rate Contracts	(2,122,436)
North Carolina Fund	Interest Rate Contracts	(2,604,017)
Pennsylvania Fund	Interest Rate Contracts	(1,157,868)
South Carolina Fund	Interest Rate Contracts	(1,042,770)
Tennessee Fund	Interest Rate Contracts	(969,116)
Virginia Fund	Interest Rate Contracts	(2,389,930)
West Virginia Fund	Interest Rate Contracts	(146,134)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund for the six months ended September 30, 2010 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Mississippi Fund	Interest Rate Contracts	$(10,778)
New York Fund	Interest Rate Contracts	71,245
North Carolina Fund	Interest Rate Contracts	70,369
Pennsylvania Fund	Interest Rate Contracts	36,456
South Carolina Fund	Interest Rate Contracts	33,180
Tennessee Fund	Interest Rate Contracts	28,724
Virginia Fund	Interest Rate Contracts	66,048
West Virginia Fund	Interest Rate Contracts	(15,089)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – Each fund entered into futures contracts which may be used to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – Certain funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus

Notes to Financial Statements (unaudited) – continued

accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by each fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of each fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of each fund in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. The carrying value of each fund’s payable to the holder of the floating rate certificate from trust assets as reported on each fund’s Statement of Assets and Liabilities approximates its fair value. At September 30, 2010, certain fund’s payable to the holder of the floating rate certificate from trust assets and the interest rate on these floating rate certificates issued by the trust were as follows:

	Payable to the holder of the floating rate certificate from trust assets at 9/30/10	Weighted average interest rate at 9/30/10 on floating rate certificates issued by the trust
Fund
North Carolina Fund	$8,018,950	0.48%
Pennsylvania Fund	947,372	0.89%
Virginia Fund	5,429,182	0.65%

For the six months ended September 30, 2010, the average payable to the holder of the floating rate certificate from trust assets; the weighted average interest rate related to this payable; and the interest expense and fees related to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets were as follows:

	Average payable to the holder of the floating rate certificate from trust assets for the six months ended 9/30/10	Weighted average interest rate for the six months ended 9/30/10 on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floaters for the six months ended 9/30/10
Fund
North Carolina Fund	$8,017,510	0.74%	$29,812
Pennsylvania Fund	946,940	0.80%	3,809
Virginia Fund	5,428,655	0.97%	26,490

Primary and externally deposited inverse floaters held by certain funds are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of

Notes to Financial Statements (unaudited) – continued

reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2010, is shown as a reduction of total expenses on the Statements of Operations. In the case of the Mississippi Fund and the West Virginia Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/10	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$—	$370,248	$—	$554	$258,022	$89,469	$52,126
Tax-exempt income	4,338,414	9,064,289	15,075,885	5,048,417	6,293,244	5,126,335	13,203,071	5,107,886
Long-term capital gain	—	177,068	180,492	—	101,542	140,076	—	35,654
Total distributions	$4,338,414	$9,241,357	$15,626,625	$5,048,417	$6,395,340	$5,524,433	$13,292,540	$5,195,666

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/10	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$115,362,634	$220,753,535	$434,510,105	$144,424,947
Gross appreciation	6,977,028	15,739,998	28,530,957	7,491,025
Gross depreciation	(196,769)	(1,408,282)	(767,485)	(503,724)
Net unrealized appreciation (depreciation)	$6,780,259	$14,331,716	$27,763,472	$6,987,301

As of 3/31/10
Undistributed ordinary income	261,227	—	21,649	—
Undistributed tax-exempt income	468,384	831,657	1,701,669	515,507
Capital loss carryforwards	—	—	—	(484,739)
Post-October capital loss deferral	(65,650)	—	(244,268)	—
Other temporary differences	(393,484)	(789,202)	(1,414,579)	(462,907)
Net unrealized appreciation (depreciation)	3,695,497	7,342,103	15,428,434	2,805,656

Notes to Financial Statements (unaudited) – continued

As of 9/30/10	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$186,367,702	$120,476,402	$346,125,327	$136,375,908
Gross appreciation	10,976,352	7,989,421	19,759,472	5,891,095
Gross depreciation	(657,488)	(610,383)	(2,776,437)	(408,046)
Net unrealized appreciation (depreciation)	$10,318,864	$7,379,038	$16,983,035	$5,483,049

As of 3/31/10
Undistributed ordinary income	—	—	189,022	—
Undistributed tax-exempt income	822,861	782,443	1,218,662	455,616
Capital loss carryforwards	(620,248)	—	—	(936,443)
Post-October capital loss deferral	—	(91,195)	(121,706)	(92,246)
Other temporary differences	(590,925)	(453,052)	(1,206,552)	(460,376)
Net unrealized appreciation (depreciation)	5,320,504	3,482,037	9,203,990	1,760,063

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of March 31, 2010, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Pennsylvania Fund	South Carolina Fund	West Virginia Fund
3/31/16	$(17,684)	$—	$—
3/31/17	(327,327)	—	—
3/31/18	(139,728)	(620,248)	(936,443)
Total	$(484,739)	$(620,248)	$(936,443)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10
Class A	$2,296,868	$4,165,999	$3,804,583	$7,586,827	$7,091,223	$12,877,948	$2,565,621	$4,268,789
Class B	68,530	172,415	226,814	550,567	172,384	421,961	335,210	779,628
Class C	—	—	567,022	926,895	1,196,254	1,775,976	—	—
Total	$2,365,398	$4,338,414	$4,598,419	$9,064,289	$8,459,861	$15,075,885	$2,900,831	$5,048,417

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10
Class A	$3,745,797	$5,930,821	$2,553,802	$4,907,834	$6,304,555	$12,085,787	$2,577,852	$4,932,398
Class B	159,123	362,423	73,765	218,501	102,683	245,244	64,726	175,488
Class C	—	—	—	—	522,909	872,040	—	—
Total	$3,904,920	$6,293,244	$2,627,567	$5,126,335	$6,930,147	$13,203,071	$2,642,578	$5,107,886

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	New York Fund		North Carolina Fund		South Carolina Fund		Tennessee Fund
	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10
Class A	$—	$143,090	$—	$452,106	$—	$95,524	$—	$380,028
Class B	—	11,899	—	16,499	—	6,572	—	18,070
Class C	—	22,079	—	82,135	—	—	—	—
Total	$—	$177,068	$—	$550,740	$—	$102,096	$—	$398,098

	Virginia Fund		West Virginia Fund
	Six months ended 9/30/10	Year ended 3/31/10	Six months ended 9/30/10	Year ended 3/31/10
Class A	$—	$80,214	$—	$84,345
Class B	—	1,908	—	3,435
Class C	—	7,347	—	—
Total	$—	$89,469	$—	$87,780

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2011. For the six months ended September 30, 2010, actual operating expenses for each fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2010, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$33,566	$54,048	$69,259	$83,725	$90,301	$29,989	$55,952	$26,720

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$141,982
New York Fund	—	0.25%	0.25%	0.25%	229,442
North Carolina Fund	—	0.25%	0.25%	0.25%	448,704
Pennsylvania Fund	—	0.25%	0.25%	0.10%	153,344
South Carolina Fund	—	0.25%	0.25%	0.25%	223,551
Tennessee Fund	—	0.25%	0.25%	0.25%	158,985
Virginia Fund	—	0.25%	0.25%	0.25%	391,346
West Virginia Fund	—	0.25%	0.25%	0.25%	170,767

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.78%	$20,374
New York Fund	0.75%	0.25%	1.00%	1.00%	66,396
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	53,723
Pennsylvania Fund	0.75%	0.25%	1.00%	0.88%	98,216
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	45,763
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	22,566
Virginia Fund	0.75%	0.25%	1.00%	1.00%	31,220
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	21,333

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$167,224
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	374,876
Virginia Fund	0.75%	0.25%	1.00%	1.00%	160,263

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$162,356	$463,062	$877,303	$251,560	$269,314	$181,551	$582,829	$192,100

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2010, based on each class’ average daily net assets.

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. This reduction amounted to $85,189 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. This reduction amounted to $4,454 which is shown as a reduction of total expenses in the Statements of Operations.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2011. This reduction amounted to $92,007 which is shown as a reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2011. This reduction amounted to $12,089 which is shown as a reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2010, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$2,500	$25	$5,127	$347	$4,264	$—	$2,483	$—
Class B	1,254	3,109	5,478	2,846	2,727	2,300	2,390	1,054
Class C	N/A	3,856	4,150	N/A	N/A	N/A	1,398	N/A

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2010, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$14,899	$28,191	$59,984	$24,202	$26,424	$16,990	$49,243	$19,008
Percent of average daily net assets	0.0253%	0.0245%	0.0270%	0.0340%	0.0281%	0.0258%	0.0280%	0.0270%

MFSC also receives payment for each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$17,042	$32,885	$58,346	$23,792	$26,274	$16,944	$48,410	$16,481

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2010 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0228%	0.0183%	0.0161%	0.0212%	0.0194%	0.0218%	0.0167%	0.0213%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense for each fund. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$362	$317	$586	$368	$575	$320	$584	$573

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2010, and is included in payable for independent Trustees’ compensation of the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$5,952	$7,588	$10,398	$5,897	$10,377	$7,554	$10,415	$10,370

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2010, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$439	$861	$1,662	$530	$698	$495	$1,314	$528

Notes to Financial Statements (unaudited) – continued

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$372	$729	$1,406	$449	$591	$419	$1,112	$447

Each fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$10,951,474	$23,346,197	$45,603,389	$17,545,890	$32,023,712	$5,903,743	$41,631,725	$16,858,088
Sales	$4,128,030	$17,863,198	$23,209,893	$8,786,532	$13,062,610	$9,236,076	$24,636,576	$16,800,044

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/10		Year ended 3/31/10		Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,419,278	$14,099,152	2,039,002	$19,831,253	1,409,154	$15,560,732	2,487,720	$26,851,928
Class B	33,678	333,705	38,433	374,808	65,481	719,754	153,940	1,642,985
Class C	—	—	—	—	461,452	5,089,183	1,183,896	12,754,003
	1,452,956	$14,432,857	2,077,435	$20,206,061	1,936,087	$21,369,669	3,825,556	$41,248,916

Shares issued to shareholders in reinvestment of distributions
Class A	143,602	$1,429,793	257,570	$2,500,746	230,262	$2,548,029	495,175	$5,329,737
Class B	4,752	47,332	11,062	107,431	14,056	155,053	36,394	390,362
Class C	—	—	—	—	31,054	343,186	53,994	581,504
	148,354	$1,477,125	268,632	$2,608,177	275,372	$3,046,268	585,563	$6,301,603

Shares reacquired
Class A	(569,184)	$(5,657,252)	(983,201)	$(9,550,732)	(745,184)	$(8,214,188)	(3,326,790)	$(36,045,063)
Class B	(144,792)	(1,441,927)	(176,143)	(1,714,200)	(277,210)	(3,050,723)	(481,645)	(5,162,565)
Class C	—	—	—	—	(216,826)	(2,394,955)	(501,470)	(5,391,673)
	(713,976)	$(7,099,179)	(1,159,344)	$(11,264,932)	(1,239,220)	$(13,659,866)	(4,309,905)	$(46,599,301)

Net change
Class A	993,696	$9,871,693	1,313,371	$12,781,267	894,232	$9,894,573	(343,895)	$(3,863,398)
Class B	(106,362)	(1,060,890)	(126,648)	(1,231,961)	(197,673)	(2,175,916)	(291,311)	(3,129,218)
Class C	—	—	—	—	275,680	3,037,414	736,420	7,943,834
	887,334	$8,810,803	1,186,723	$11,549,306	972,239	$10,756,071	101,214	$951,218

Notes to Financial Statements (unaudited) – continued

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/10		Year ended 3/31/10		Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,949,734	$34,952,625	7,253,492	$84,460,683	2,457,768	$24,962,268	3,480,562	$34,516,082
Class B	84,407	999,992	223,794	2,598,752	143,157	1,456,506	265,990	2,639,202
Class C	1,120,295	13,233,995	2,860,282	33,218,031	—	—	—	—
	4,154,436	$49,186,612	10,337,568	$120,277,466	2,600,925	$26,418,774	3,746,552	$37,155,284

Shares issued to shareholders in reinvestment of distributions
Class A	362,823	$4,306,004	725,075	$8,425,723	155,629	$1,582,548	276,612	$2,737,285
Class B	9,821	116,368	23,366	270,938	22,048	224,618	51,198	507,154
Class C	65,805	780,424	105,465	1,226,250	—	—	—	—
	438,449	$5,202,796	853,906	$9,922,911	177,677	$1,807,166	327,810	$3,244,439

Shares reacquired
Class A	(1,766,441)	$(20,927,317)	(3,005,827)	$(35,027,719)	(815,100)	$(8,268,245)	(1,436,161)	$(14,261,829)
Class B	(207,445)	(2,452,647)	(503,722)	(5,841,221)	(468,635)	(4,766,916)	(653,820)	(6,475,238)
Class C	(395,145)	(4,674,617)	(448,679)	(5,201,206)	—	—	—	—
	(2,369,031)	$(28,054,581)	(3,958,228)	$(46,070,146)	(1,283,735)	$(13,035,161)	(2,089,981)	$(20,737,067)

Net change
Class A	1,546,116	$18,331,312	4,972,740	$57,858,687	1,798,297	$18,276,571	2,321,013	$22,991,538
Class B	(113,217)	(1,336,287)	(256,562)	(2,971,531)	(303,430)	(3,085,792)	(336,632)	(3,328,882)
Class C	790,955	9,339,802	2,517,068	29,243,075	—	—	—	—
	2,223,854	$26,334,827	7,233,246	$84,130,231	1,494,867	$15,190,779	1,984,381	$19,662,656

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/10		Year ended 3/31/10		Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,482,199	$30,124,959	3,542,596	$42,226,725	990,493	$10,411,649	1,939,406	$19,870,585
Class B	64,692	783,900	128,368	1,525,721	26,965	284,571	50,438	515,538
	2,546,891	$30,908,859	3,670,964	$43,752,446	1,017,458	$10,696,220	1,989,844	$20,386,123

Shares issued to shareholders in reinvestment of distributions
Class A	197,590	$2,404,100	334,486	$3,976,407	136,044	$1,432,015	298,462	$3,068,188
Class B	8,241	100,180	20,397	241,886	4,273	44,922	13,526	138,608
	205,831	$2,504,280	354,883	$4,218,293	140,317	$1,476,937	311,988	$3,206,796

Shares reacquired
Class A	(703,320)	$(8,543,403)	(1,602,298)	$(18,976,354)	(1,358,605)	$(14,291,091)	(1,204,746)	$(12,379,782)
Class B	(152,951)	(1,856,886)	(392,313)	(4,654,199)	(127,647)	(1,340,906)	(400,637)	(4,110,121)
	(856,271)	$(10,400,289)	(1,994,611)	$(23,630,553)	(1,486,252)	$(15,631,997)	(1,605,383)	$(16,489,903)

Net change
Class A	1,976,469	$23,985,656	2,274,784	$27,226,778	(232,068)	$(2,447,427)	1,033,122	$10,558,991
Class B	(80,018)	(972,806)	(243,548)	(2,886,592)	(96,409)	(1,011,413)	(336,673)	(3,455,975)
	1,896,451	$23,012,850	2,031,236	$24,340,186	(328,477)	$(3,458,840)	696,449	$7,103,016

Notes to Financial Statements (unaudited) – continued

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/10		Year ended 3/31/10		Six months ended 9/30/10		Year ended 3/31/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,276,525	$25,777,658	4,521,562	$50,128,310	765,449	$8,544,509	1,518,764	$16,334,361
Class B	24,816	280,672	131,816	1,464,013	9,007	100,751	24,025	259,525
Class C	500,665	5,666,422	964,987	10,671,853	—	—	—	—
	2,802,006	$31,724,752	5,618,365	$62,264,176	774,456	$8,645,260	1,542,789	$16,593,886

Shares issued to shareholders in reinvestment of distributions
Class A	317,933	$3,605,352	658,394	$7,297,289	151,774	$1,693,315	307,780	$3,336,380
Class B	5,900	66,865	13,458	149,019	3,190	35,555	9,772	105,655
Class C	26,731	303,186	48,425	537,059	—	—	—	—
	350,564	$3,975,403	720,277	$7,983,367	154,964	$1,728,870	317,552	$3,442,035

Shares reacquired
Class A	(1,150,780)	$(13,030,401)	(2,371,571)	$(26,298,904)	(551,705)	$(6,137,322)	(940,051)	$(10,189,172)
Class B	(110,873)	(1,257,183)	(264,161)	(2,911,329)	(112,447)	(1,255,798)	(234,321)	(2,525,089)
Class C	(107,534)	(1,216,533)	(248,243)	(2,735,726)	—	—	—	—
	(1,369,187)	$(15,504,117)	(2,883,975)	$(31,945,959)	(664,152)	$(7,393,120)	(1,174,372)	$(12,714,261)

Net change
Class A	1,443,678	$16,352,609	2,808,385	$31,126,695	365,518	$4,100,502	886,493	$9,481,569
Class B	(80,157)	(909,646)	(118,887)	(1,298,297)	(100,250)	(1,119,492)	(200,524)	(2,159,909)
Class C	419,862	4,753,075	765,169	8,473,186	—	—	—	—
	1,783,383	$20,196,038	3,454,667	$38,301,584	265,268	$2,981,010	685,969	$7,321,660

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2010, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$714	$1,436	$2,693	$850	$1,095	$836	$2,153	$884
Interest Expense	—	—	—	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2010, are as follows:

	Underlying Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Mississippi Fund	1,617,861	15,591,407	(14,010,770)	3,198,498
New York Fund	1,797,699	34,062,658	(27,456,594)	8,403,763
North Carolina Fund	6,412,346	49,102,822	(46,735,260)	8,779,908
Pennsylvania Fund	2,841,475	17,720,679	(12,330,699)	8,231,455
South Carolina Fund	7,744,864	28,284,780	(28,827,637)	7,202,007
Tennessee Fund	2,250,146	15,337,708	(16,015,308)	1,572,546
Virginia Fund	3,651,142	45,328,965	(40,204,635)	8,775,472
West Virginia Fund	795,623	24,720,489	(21,150,391)	4,365,721

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$3,422	$3,198,498
New York Fund	—	—	8,274	8,403,763
North Carolina Fund	—	—	9,785	8,779,908
Pennsylvania Fund	—	—	4,843	8,231,455
South Carolina Fund	—	—	7,498	7,202,007
Tennessee Fund	—	—	2,500	1,572,546
Virginia Fund	—	—	12,592	8,775,472
West Virginia Fund	—	—	3,357	4,365,721

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

Board Review of Investment Advisory Agreements – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2010.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal

Board Review of Investment Advisory Agreements – continued

year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one- year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

Board Review of Investment Advisory Agreements – continued

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and total expense ratio was approximately at the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

Board Review of Investment Advisory Agreements – continued

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2009 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2009 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. The Registrant has not granted a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.